As filed with the Securities and Exchange Commission on or about April 29, 1998

                                        Securities Act Registration No. 33-70764
                                Investment Company Act Registration No. 811-8100

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [   ]
     Pre-Effective Amendment No.                            [   ]
     Post-Effective Amendment No.    19                      [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [   ]
     Amendment No.    20        [X]

                        (Check appropriate box or boxes)

                           STRONG EQUITY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                        53051
(Address of Principal Executive Offices)                            (Zip Code)

      Registrant's Telephone Number, including Area Code:  (414) 359-3400

                                Thomas P. Lemke
                        Strong Capital Management, Inc.
                              100 Heritage Reserve
                       Menomonee Falls, Wisconsin  53051
                    (Name and Address of Agent for Service)



  It is proposed that this filing will become effective (check appropriate box).

   [   ]     immediately upon filing pursuant to paragraph (b) of Rule 485
    [X]     on May 1, 1998 pursuant to paragraph (b) of Rule 485
   [   ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [   ]     on (date) pursuant to paragraph (a)(1) of Rule 485
   [   ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485
   [   ]     on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

          [   ]     this post-effective amendment designates a new effective
date for a previously filed post-effective amendment.

     This Post-Effective Amendment to the Registration Statement of Strong Equity Funds, Inc., which is currently comprised of eight funds, relates to Strong Growth Fund, Strong Growth 20 Fund, Strong Mid Cap Fund, Strong Small Cap Fund, Strong Value Fund, and Strong Small Cap Value Fund. This Post-Effective Amendment does not relate to, amend, supersede, or otherwise affect any of the separate Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 12, 15 & 16.

                           STRONG EQUITY FUNDS, INC.
                             CROSS-REFERENCE SHEET

                               Strong Growth Fund
                             Strong Growth 20 Fund
                              Strong Mid Cap Fund
                             Strong Small Cap Fund

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)

                                                                        Caption or Subheading in Prospectus or
                        ITEM NO. ON FORM N-1A
                                                                        STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------------
                         PART A - Information Required in Prospectus

1.     Cover Page                                                       Cover Page

2.     Synopsis                                                         Expenses; Highlights

3.     Condensed Financial Information                                  Financial Highlights

4.     General Description of Registrant                                Investment Objective and Policies; Implementation of
                                                                        Policies and Risks; About the Funds - Organization

5.     Management of the Fund                                           About the Funds - Management

5A.  Management's Discussion of Fund Performance                        *

6.     Capital Stock and Other Securities                               About the Funds - Organization, - Distributions and
                                                                        Taxes; Shareholder Manual - Shareholder Services

7.     Purchase of Securities Being Offered                             Shareholder Manual - How to Buy Shares,
                                                                        - Determining Your Share Price, - Shareholder
                                                                        Services

8.     Redemption or Repurchase                                         Shareholder Manual - How to Sell Shares,
                                                                        - Determining Your Share Price, - Shareholder
                                                                        Services

9.     Pending Legal Proceedings
                                                                        Inapplicable
PART B - Information Required in Statement of Additional Information

10.     Cover Page                                                      Cover page

11.     Table of Contents                                               Table of  Contents


                                                                     Caption or Subheading in Prospectus or
                  ITEM NO. ON FORM N-1A
                                                                     STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------------------------------
12.     General Information and History                      **

13.     Investment Objectives and Policies                   Investment Restrictions; Investment Policies and
                                                             Techniques

14.     Management of the Fund                               Directors and Officers

15.     Control Persons and Principal Holders of Securities  Principal Shareholders; Directors and Officers;
                                                             Investment Advisor; Distributor

16.     Investment Advisory and Other Services               Investment Advisor; Distributor; About the Funds -
                                                             Management (in Prospectus); Custodian; Transfer
                                                             Agent and Dividend-Disbursing Agent; Independent
                                                             Accountants; Legal Counsel

17.     Brokerage Allocation and Other Practices             Portfolio Transactions and Brokerage

18.     Capital Stock and Other Securities                   Included in Prospectus under the heading About the
                                                             Funds - Organization and in the Statement of
                                                             Additional Information under the heading
                                                             Shareholder Meetings

19.     Purchase, Redemption and Pricing of Securities       Included in Prospectus under the headings:
Being Offered                                                Shareholder Manual - How to Buy Shares,
                                                             - Determining Your Share Price, - How to Sell
                                                             Shares, - Shareholder Services; and in the Statement
                                                             of Additional Information under the headings:
                                                             Additional Shareholder Information; Determination
                                                             of Net Asset Value

20.     Tax Status                                           Included in Prospectus under the heading About the
                                                             Funds - Distributions and Taxes; and in the Statement
                                                             of Additional Information under the heading Taxes

21.     Underwriters                                         Investment Advisor; Distributor

22.     Calculation of Performance Data                      Performance Information

23.     Financial Statements                                 Financial Statements

* Complete answer to Item is contained in Registrant's Annual Report (Inapplicable to Strong Small Cap Value Fund).
**     Complete answer to Item is contained in Registrant's Prospectus.

                           STRONG EQUITY FUNDS, INC.
                             CROSS-REFERENCE SHEET

                               Strong Value Fund

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)

                                                                               Caption or Subheading in Prospectus or
                        ITEM NO. ON FORM N-1A
                                                                               STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------------
                         PART A - Information Required in Prospectus

1.     Cover Page                                                       Cover Page

2.     Synopsis                                                         Expenses

3.     Condensed Financial Information                                  Financial Highlights

4.     General Description of Registrant                                Investment Objective and Policies; Implementation of
                                                                        Policies and Risks; About the Fund - Organization

5.     Management of the Fund                                           About the Fund - Management

5A.  Management's Discussion of Fund Performance                        *

6.     Capital Stock and Other Securities                               About the Fund - Organization, - Distributions and
                                                                        Taxes; Shareholder Manual - Shareholder Services

7.     Purchase of Securities Being Offered                             Shareholder Manual - How to Buy Shares,
                                                                        - Determining Your Share Price, - Shareholder
                                                                        Services

8.     Redemption or Repurchase                                         Shareholder Manual - How to Sell Shares,
                                                                        - Determining Your Share Price, - Shareholder
                                                                        Services

9.     Pending Legal Proceedings
                                                                        Inapplicable
PART B - Information Required in Statement of Additional Information

10.     Cover Page                                                      Cover page

11.     Table of Contents                                               Table of  Contents


                                                                    Caption or Subheading in Prospectus or
                  ITEM NO. ON FORM N-1A
                                                                    STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------------------------------
12.     General Information and History                      **

13.     Investment Objectives and Policies                   Investment Restrictions; Investment Policies and
                                                             Techniques

14.     Management of the Fund                               Directors and Officers

15.     Control Persons and Principal Holders of Securities  Principal Shareholders; Directors and Officers;
                                                             Investment Advisor; Subadvisor; Distributor

16.     Investment Advisory and Other Services               Investment Advisor; Subadvisor; Distributor; About
                                                             the Fund - Management (in Prospectus); Custodian;
                                                             Transfer Agent and Dividend-Disbursing Agent;
                                                             Independent Accountants; Legal Counsel

17.     Brokerage Allocation and Other Practices             Portfolio Transactions and Brokerage

18.     Capital Stock and Other Securities                   Included in Prospectus under the heading About the
                                                             Fund - Organization and in the Statement of
                                                             Additional Information under the heading
                                                             Shareholder Meetings

19.     Purchase, Redemption and Pricing of Securities       Included in Prospectus under the headings:
Being Offered                                                Shareholder Manual - How to Buy Shares,
                                                             - Determining Your Share Price, - How to Sell
                                                             Shares, - Shareholder Services; and in the Statement
                                                             of Additional Information under the headings:
                                                             Additional Shareholder Information; Determination
                                                             of Net Asset Value

20.     Tax Status                                           Included in Prospectus under the heading About the
                                                             Fund - Distributions and Taxes; and in the Statement
                                                             of Additional Information under the heading Taxes

21.     Underwriters                                         Investment Advisor; Subadvisor; Distributor

22.     Calculation of Performance Data                      Performance Information

23.     Financial Statements                                 Inapplicable

*       Complete answer to Item is contained in Registrant's Annual Report.
**     Complete answer to Item is contained in Registrant's Prospectus.

                              STRONG GROWTH FUNDS

STRONG COMMON STOCK FUND     STRONG FUNDS


STRONG DISCOVERY FUND     P.O. Box 2936


STRONG GROWTH FUND     Milwaukee, Wisconsin 53201


STRONG GROWTH 20 FUND     TELEPHONE: (414) 359-1400


STRONG MID CAP FUND     TOLL-FREE: (800) 368-3863


STRONG OPPORTUNITY FUND      DEVICE FOR THE HEARING-IMPAIRED:

STRONG SMALL CAP FUND     (800) 999-2780

STRONG SMALL CAP VALUE FUND      www.strong-funds.com


The Strong Family of Funds ("Strong Funds") is a family of more than thirty-five diversified and non-diversified mutual funds. All of the Strong Funds are no-load funds, meaning that you may purchase, redeem, or exchange shares without paying a sales charge. Strong Funds include growth funds, conservative equity funds, income funds, municipal income funds, international funds, and cash management funds. The Strong Growth Funds are described in this Prospectus.


This Prospectus contains information you should consider before you invest. Please read it carefully and keep it for future reference. A Statement of Additional Information for the Funds, dated May 1, 1998 ("SAI"), which contains further information, is incorporated by reference into this Prospectus, and has been filed with the Securities and Exchange Commission ("SEC"). The SAI, which may be revised from time to time, is available without charge upon request to the above-noted address or telephone number. If you would like to electronically access additional information about the Funds after reading this Prospectus, you may do so by accessing the SEC's World Wide Web site (http://www.sec.gov) that contains the SAI regarding the Funds and other related materials.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                  May 1, 1998

                              STRONG GROWTH FUNDS

The Strong Opportunity Fund, Inc., Strong Common Stock Fund, Inc., and Strong Discovery Fund, Inc. are separately incorporated, diversified, open-end management investment companies. The Strong Growth, Small Cap, Mid Cap, and Small Cap Value Funds are diversified series of Strong Equity Funds, Inc., which is an open-end management investment company. The Strong Growth 20 Fund is a non-diversified series of Strong Equity Funds, Inc.


STRONG COMMON STOCK FUND ("Common Stock Fund") seeks capital growth. The Fund invests primarily in equity securities. It currently emphasizes small companies that the Fund's Advisor believes are under-researched and attractively valued. The Common Stock Fund is currently closed to new investors.


STRONG DISCOVERY FUND ("Discovery Fund") seeks capital growth. The Fund's Advisor seeks to identify emerging investment trends and attractive growth opportunities. While the Fund normally emphasizes equity investments, it also has the flexibility to invest in debt obligations and short-term fixed income securities.


STRONG GROWTH FUND ("Growth Fund") seeks capital growth. The Fund invests primarily in equity securities that the Fund's Advisor believes have above-average growth prospects.


STRONG GROWTH 20 FUND ("Growth 20 Fund") seeks capital growth. The Fund invests primarily in equity securities of companies that the Fund's Advisor believes have above-average growth prospects and normally concentrates its investments in a core position of 20-30 common stocks.


STRONG MID CAP FUND ("Mid Cap Fund") seeks capital growth. The Fund invests primarily in equity securities of companies with medium market capitalizations.


STRONG OPPORTUNITY FUND ("Opportunity Fund") seeks capital growth. The Fund invests primarily in equity securities. It currently emphasizes medium-sized companies that the Fund's Advisor believes are under-researched and attractively valued.


STRONG SMALL CAP FUND ("Small Cap Fund") seeks capital growth. The Fund invests primarily in equity securities with small market capitalizations.

STRONG SMALL CAP VALUE FUND ("Small Cap Value Fund") seeks capital growth. The Fund invests primarily in equity securities with small market capitalizations, seeking, through fundamental analysis, those companies whose share price does not fully reflect the value of the company.

                               TABLE OF CONTENTS


EXPENSES                                                         I-4
FINANCIAL HIGHLIGHTS                                             I-5
HIGHLIGHTS                                                       I-11
INVESTMENT OBJECTIVES AND POLICIES                               I-13
     Comparing the Funds                  I-13
     Strong Common Stock Fund             I-14
     Strong Discovery Fund                I-15
     Strong Growth Fund                   I-15
     Strong Growth 20 Fund                I-16
     Strong Mid Cap Fund                  I-17
     Strong Opportunity Fund              I-18
     Strong Small Cap Fund                I-18
     Strong Small Cap Value Fund          I-19
IMPLEMENTATION OF POLICIES AND RISKS                             I-20
ABOUT THE FUNDS                                                  I-27
SHAREHOLDER MANUAL                                               II-1



No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the SAI, and if given or made, such information or representations may not be relied upon as having been authorized by the Funds. This Prospectus does not constitute an offer to sell securities to any person in any state or jurisdiction in which such offering may not lawfully be made.

                                    EXPENSES
The following information is provided in order to help you understand the various costs and expenses that you, as an investor in the Funds, will bear directly or indirectly.
SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases                          NONE
Sales Load Imposed on Reinvested Dividends               NONE


Deferred Sales Load       NONE
Redemption Fees           NONE
Exchange Fees             NONE



There are certain charges associated with retirement accounts (such as a $10 charge for closing an IRA account) and with certain other special shareholder services offered by the Funds. Additionally, purchases and redemptions may also be made through broker-dealers or other financial intermediaries who may charge fees for their services. (See "Shareholder Manual - How to Buy Shares" and "- How to Sell Shares.")

                       ANNUAL FUND OPERATING EXPENSES
                    (as a percentage of average net assets)

                 MANAGEMENT     OTHER       12B-1    TOTAL OPERATING
      FUND          FEES      EXPENSES      FEES         EXPENSES
---------------  ----------  ----------  ----------  ---------------
Common Stock     1.00%       0.17%          NONE     1.17%
---------------  ----------  ----------  ----------  ---------------
Discovery        1.00        0.37           NONE     1.37
---------------  ----------  ----------  ----------  ---------------
Growth           1.00        0.30           NONE     1.30
---------------  ----------  ----------  ----------  ---------------
Growth 20        1.00        0.44           NONE     1.44
---------------  ----------  ----------  ----------  ---------------
Mid Cap          1.00        0.60           NONE     1.60
---------------  ----------  ----------  ----------  ---------------
Opportunity      1.00        0.23           NONE     1.23
---------------  ----------  ----------  ----------  ---------------
Small Cap        1.00        0.42           NONE     1.42
---------------  ----------  ----------  ----------  ---------------
Small Cap Value  1.00        0.79           NONE     1.79
---------------  ----------  ----------  ----------  ---------------

From time to time, the Funds' investment advisor, Strong Capital Management, Inc. ("Advisor"), may voluntarily waive its management fee and/or absorb certain expenses for a Fund. Except for the Growth 20 and the Small Cap Value Funds, the expenses specified in the table above are based on actual expenses incurred for the year ended December 31, 1997. Since the Growth 20 and Small Cap Value Funds did not begin operations until June 30, 1997 and December 31, 1997, respectively, the Other Expenses have been estimated. For additional information concerning fees and expenses, see "About the Funds - Management."

EXAMPLE. You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:


           PERIOD (IN YEARS)
      FUND         1      3      5      10

Common Stock     $12    $37    $64    $142
Discovery        14     43     75     165
Growth           13     41     71     157
Growth 20        15     46     79     172
Mid Cap          16     50     87     190
Opportunity      13     39     68     149
Small Cap        14     45     78     170
Small Cap Value  18     56     97     211


The Example is based on each Fund's "Total Operating Expenses," as described above. PLEASE REMEMBER THAT THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND THAT ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. The assumption in the Example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of a Fund's shares.
FINANCIAL HIGHLIGHTS

The following annual Financial Highlights for each of the Funds has been audited by Coopers & Lybrand L.L.P., independent certified public accountants. Their report for the fiscal year ended December 31, 1997 is included in the Annual Report of the Growth Funds that is contained in the SAI. The Financial Highlights for the Funds should be read in conjunction with the Financial Statements and related notes included in the Funds' Annual Report. Additional information about each Fund's performance is contained in the Funds' Annual Report, which may be obtained without charge by calling or writing Strong Funds. The following presents information relating to a share of common stock of each of the Funds, outstanding for the entire period ended as indicated.

STRONG COMMON STOCK FUND
     SELECTED PER-SHARE DATA (a)
     Income From Investment Operations     Less Distributions
                                                  Ratios and Supplemental Data




                                                                                                            Net
                   Net                Net Realized                        In Excess                         Asset
                  Asset     Net         and          Total     From Net    of Net     From Net              Value,
                 Value,    Investment  Unrealized      from    Investment Investment  Realized   Total     End of   Total
  Year Ended    Beginning  Income      Gains      Investment   Income      Income     Gains    Distributions   Period   Return
                    of     (Loss)      (Losses)     Operations
                 Period              Investments


Dec. 31, 1997   $20.24    $0.01      $4.67         $4.68      ($0.01)    ($0.03)    ($3.86)   ($3.90)     $21.02   +24.0%
Dec. 31, 1996   19.77     0.06       3.87          3.93       (0.06)     (0.05)     (3.35)    (3.46)      20.24    +20.5%
Dec. 31, 1995   16.74     0.11       5.25          5.36       (0.10)     (0.02)     (2.21)    (2.33)      19.77    +32.4%
Dec. 31, 1994   17.94     0.04       (0.13)        (0.09)     (0.04)          __    (1.07)    (1.11)      16.74    -0.5%
Dec. 31, 1993   15.07     0.04       3.74          3.78       (0.04)          __    (0.87)    (0.91)      17.94    +25.2%
Dec. 31, 1992   12.84     0.03       2.59          2.62       (0.01)          __    (0.38)(c) (0.39)      15.07    +20.8%
Dec. 31, 1991   10.02     (0.02)     5.42          5.40            __         __    (2.58)(d) (2.58)      12.84    +57.1%
Dec. 31, 1990   10.00     0.07       0.03          0.10       (0.08)          __         __   (0.08)      10.02    +1.0%

                   Net
                 Assets,              Ratio of
                 End of    Ratio of      Net
                 Period    Expenses  Investment   Port-    Average
                 (In Mil-       to   Income to    lio      Commission
  Year Ended     lions)    Average     Average    Turn-    Rate
                           Net       Net Assets   over Rate  Paid(b)
                            Assets


Dec. 31, 1997   $1,565    1.2%       0.0%        117.3%    $0.0560
Dec. 31, 1996   1,244     1.2%       0.3%        90.9%     0.0456
Dec. 31, 1995   1,061     1.2%       0.5%        91.5%
Dec. 31, 1994   790       1.3%       0.3%        83.0%
Dec. 31, 1993   762       1.4%       0.2%        80.9%
Dec. 31, 1992   179       1.4%       0.1%        291.7%
Dec. 31, 1991   49        2.0%       (0.5%)      2,460.7%
Dec. 31, 1990   2         2.0%       0.9%        291.2%

     (a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
     (b) Disclosure required, effective for reporting periods beginning after September 1, 1995.
     (c)     Includes $0.22 ordinary income distribution for tax purposes.
     (d)     Ordinary income distribution for tax purposes.

STRONG DISCOVERY FUND
     SELECTED PER-SHARE DATA (a)
     Income From Investment Operations     Less Distributions
                                                  Ratios and Supplemental Data

                                                                                                                         In
                 Net Asset        Net       Net Realized                              In Excess of                     Excess
                   Value,     Investment   and Unrealized   Total from    From Net         Net          From Net       of Net
                 Beginning      Income     Gains (Losses)   Investment   Investment    Investment       Realized      Realized
  Year Ended      of Period     (Loss)     on Investments   Operations     Income        Income          Gains         Gains

Dec. 31, 1997   $17.45       ($0.16)       $2.00           $1.84             __            __       ($1.90)          ($0.39)
Dec. 31, 1996   18.96        (0.15)        0.35            0.20              __       ($1.12)       (0.59)                __
Dec. 31, 1995   15.67        (0.05)        5.48            5.43              __       (0.10)        (2.04)                __
Dec. 31, 1994   18.05        0.16          (1.17)          (1.01)       ($0.11)       (0.58)        (0.68)                __
Dec. 31, 1993   16.01        (0.01)        3.48            3.47              __       (0.45)        (0.98)                __
Dec. 31, 1992   17.49        (0.06)        0.23            0.17              __            __       (1.65) (c)            __
Dec. 31, 1991   12.51             __       8.41            8.41              __            __       (3.43) (d)            __
Dec. 31, 1990   13.18        0.27          (0.63)          (0.36)       (0.31)             __          __                 __
Dec. 31, 1989   11.44        0.30          2.43            2.73         (0.28)             __       (0.71)                __
Dec. 31, 1988   10.00        0.95          1.49            2.44         (0.97)             __       (0.03)                __

                                                                                   Ratio of Net
                                Net Asset               Net Assets,    Ratio of     Investment
                                Value, End                 End of     Expenses to    Income to    Portfolio     Average
                    Total       of Period      Total     Period (In   Average Net   Average Net   Turnover    Commission
  Year Ended    Distributions                 Return     Millions)      Assets        Assets        Rate     Rate Paid(b)

Dec. 31, 1997   ($2.29)        $17.00       +10.9%      $383         1.4%          (0.9%)        169.9%      $0.0600
Dec. 31, 1996   (1.71)         17.45        +1.5%       514          1.4%          (0.3%)        792.8%      0.0339
Dec. 31, 1995   (2.14)         18.96        +34.8%      599          1.4%          (0.4%)        516.0%
Dec. 31, 1994   (1.37)         15.67        -5.7%       388          1.5%          0.7%          606.1%
Dec. 31, 1993   (1.43)         18.05        +22.2%      302          1.5%          (0.2%)        668.2%
Dec. 31, 1992   (1.65)         16.01        +1.9%       193          1.5%          (0.4%)        1,258.6%
Dec. 31, 1991   (3.43)         17.49        +67.6%      162          1.6%          0.0%          1,059.9%
Dec. 31, 1990   (0.31)         12.51        -2.7%       56           1.9%          2.1%          493.9%
Dec. 31, 1989   (0.99)         13.18        +24.0%      58           1.9%          2.4%          549.6%
Dec. 31, 1988   (1.00)         11.44        +24.5%      14           2.0%          11.9%         441.6%

     (a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
     (b) Disclosure required, effective for reporting periods beginning after September 1, 1995.
     (c)     Includes $1.50 ordinary income distribution for tax purposes.
     (d)     Includes $0.83 ordinary income distribution for tax purposes.

STRONG GROWTH FUND
     SELECTED PER-SHARE DATA (a)
     Income From Investment Operations      Less Distributions
                                                  Ratios and Supplemental Data

                                                                                                           Net
                                                                                            Net            Assets,
              Net              Net                   In                  In                 Asset          End of   Ratio
             Asset   Net In-   Realized    Total    Excess   From Net   Excess    Total     Value,         Period   of
             Value,  vestment  and         from In- of Net   Realized   of Net    Distrib-  End of  Total  (In      Expenses
Year Ended   Begin-  Loss      Unrealized  vestment Invest-    Gains    Realized  utions    Period  Return Mil-    (In to
             ning              Gains on    Opera-   ment                Gains                              lions)   Average
               of              Investments tions    Income                                                          Net
             Period                                                                                                 Assets

Dec.31,1997  $18.50  ($0.08)   $3.41        $3.33          __   ($2.70)   ($0.82)  ($3.52)  $18.31 +19.1%  $1,597   1.3%
Dec.31,1996  15.88   (0.03)    3.13         3.10      ($0.02)   (0.46)         __  (0.48)   18.50  +19.5%   1,308    1.3%
Dec.31,1995  11.61   (0.04)    4.79         4.75      (0.03)    (0.16)    (0.29)   (0.48)   15.88  +41.0%   643      1.4%
Dec.31,1994  10.00     __      1.72         1.72      (0.11)      __        __     (0.11)   11.61  +17.3%   106      1.6%




                 Ratio of
                 Net In-
                 vestment  Port-    Average
                 Income    folio    Commis-
Year Ended       to        Turn-    sion Rate
                 Average   over     Paid(b)
                 Net       Rate
                 Assets

Dec.31,1997      (0.5%)    295.7%   $0.0680
Dec.31,1996      (0.2%)    294.9%   0.0478
Dec.31,1995      (0.5%)    321.2%
Dec.31,1994      (0.1%)    385.8%


     (a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
     (b) Disclosure required, effective for reporting periods beginning after September 1, 1995.

STRONG GROWTH 20 FUND
     SELECTED PER-SHARE DATA (a)
     Income From Investment Operations     Less Distributions
                                                  Ratios and Supplemental Data



                    Net Asset                Net Realized                In Excess of
                     Value,        Net      and Unrealized   Total from       Net                       Net Asset
                    Beginning   Investment      Gain on      Investment   Investment       Total      Value, End of
    Year Ended      of Period      Loss       Investments    Operations     Income     Distributions      Period

Dec. 31, 1997 (b)  $10.00      ($0.01)      $1.40           $1.39        ($0.08)       ($0.08)        $11.31


                                                             Ratio of Net
                                                  Ratio of    Investment
                               Net Assets, End    Expenses     Income to                        Average
                      Total     of Period (In    to Average   Average Net     Portfolio     Commission Rate
    Year Ended       Return       Millions)      Net Assets     Assets      Turnover Rate       Paid

Dec. 31, 1997 (b)  +13.9%      $60              1.4%*        1.7%*         250.1%           $0.0474

     *     Calculated on an annualized basis.
     (a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
     (b) For the period from June 30, 1997 (inception) to December 31, 1997. Total return and portfolio turnover rate are not annualized.

STRONG MID CAP FUND
     SELECTED PER-SHARE DATA (a)
     Income From Investment Operations     Less Distributions
                                                  Ratios and Supplemental Data



                  Net Asset                Net Realized                In Excess of
                   Value,        Net      and Unrealized   Total from       Net                       Net Asset
                  Beginning   Investment      Gain on      Investment   Investment       Total      Value, End of
   Year Ended     of Period      Loss       Investments    Operations     Income     Distributions      Period

Dec. 31, 1997    $10.00      ($0.09)      $1.47           $1.38        ($0.00)       ($0.00)        $11.38


                                                           Ratio of Net
                                                Ratio of    Investment
                             Net Assets, End    Expenses     Income to                        Average
                    Total     of Period (In    to Average   Average Net     Portfolio     Commission Rate
   Year Ended      Return       Millions)      Net Assets     Assets      Turnover Rate         Paid

Dec. 31, 1997    +13.9%      $16              1.6%         (0.9%)        305.2%           $0.0597


     (a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.

STRONG OPPORTUNITY FUND
     SELECTED PER-SHARE DATA (a)
     Income From Investment Operations    Less Distributions
                                                  Ratios and Supplemental Data


                 Net Asset                 Net Realized                             In Excess of
                   Value,        Net      and Unrealized   Total from    From Net        Net       From Net     Return
                 Beginning    Investment     Gains on      Investment   Investment   Investment    Realized       of
  Year Ended      of Period    Income       Investments    Operations     Income       Income        Gains     Capital

Dec. 31, 1997   $35.26       $0.10        $7.90           $8.00        ($0.10)           __       ($5.75)          __
Dec. 31, 1996   33.35        0.20         5.78            5.98         (0.20)       ($0.05)       (3.82)           __
Dec. 31, 1995   27.71        0.20         7.28            7.48         (0.20)       (0.01)        (1.63)           __
Dec. 31, 1994   28.23        0.13         0.76            0.89         (0.13)            __       (1.28)           __
Dec. 31, 1993   24.70        0.06         5.10            5.16         (0.06)            __       (1.57)           __
Dec. 31, 1992   21.24        0.06         3.62            3.68         (0.06)            __       (0.16)           __
Dec. 31, 1991   16.29        0.21         4.93            5.14         (0.19)            __            __          __
Dec. 31, 1990   19.21        0.63         (2.77)          (2.14)       (0.74)            __       (0.04)           __
Dec. 31, 1989   16.90        0.84         2.31            3.15         (0.68)            __       (0.16)           __
Dec. 31, 1988   15.87        1.35         1.23            2.58         (1.37)            __            __          ($0.18)

                                                                                 Ratio of Net
                                Net Asset             Net Assets,    Ratio of     Investment
                               Value, End                End of     Expenses to    Income to    Portfolio     Average
                    Total       of Period    Total     Period (In   Average Net   Average Net   Turnover    Commission
  Year Ended    Distributions                Return    Millions)      Assets        Assets        Rate     Rate Paid(b)

Dec. 31, 1997   ($5.85)        $37.41      +23.5%     $1,925       1.2%          0.3%          93.7%       $0.0519
Dec. 31, 1996   (4.07)         35.26       +18.1%     1,770        1.3%          0.6%          103.3%      0.0503
Dec. 31, 1995   (1.84)         33.35       +27.3%     1,328        1.3%          0.7%          92.5%
Dec. 31, 1994   (1.41)         27.71       +3.2%      806          1.4%          0.5%          59.2%
Dec. 31, 1993   (1.63)         28.23       +21.2%     444          1.4%          0.2%          109.1%
Dec. 31, 1992   (0.22)         24.70       +17.4%     193          1.5%          0.3%          138.5%
Dec. 31, 1991   (0.19)         21.24       +31.7%     160          1.7%          1.1%          270.5%
Dec. 31, 1990   (0.78)         16.29       -11.3%     132          1.7%          3.3%          275.0%
Dec. 31, 1989   (0.84)         19.21       +18.5%     205          1.6%          4.3%          305.6%
Dec. 31, 1988   (1.55)         16.90       +16.5%     157          1.6%          7.4%          352.4%

     (a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
     (b) Disclosure required, effective for reporting periods beginning after September 1, 1995.

STRONG SMALL CAP FUND
     SELECTED PER-SHARE DATA (a)
     Income From Investment Operations      Less Distributions
                                                  Ratios and Supplemental Data



                  Net Asset                Net Realized                In Excess of
                   Value,        Net      and Unrealized   Total from       Net                       Net Asset
                  Beginning   Investment  Gains (Losses)   Investment   Investment       Total      Value, End of
   Year Ended     of Period      Loss     on Investments   Operations     Income     Distributions      Period

Dec. 31, 1997    $12.08      ($0.13)      ($0.40)         ($0.53)      ($0.10)       ($0.10)        $11.45
Dec. 31, 1996    10.00       (0.01)       2.28            2.27         (0.19)        (0.19)         12.08


                                                           Ratio of Net
                                                Ratio of    Investment
                             Net Assets, End    Expenses     Income to                        Average
                    Total     of Period (In    to Average   Average Net     Portfolio     Commission Rate
   Year Ended      Return       Millions)      Net Assets     Assets      Turnover Rate         Paid

Dec. 31, 1997    -4.5%       $182             1.4%         (1.1%)        592.9%           $0.0375
Dec. 31, 1996    +22.7%      157              1.5%         (0.7%)        419.8%           0.0372

     (a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.

                                   HIGHLIGHTS
INVESTMENT OBJECTIVES AND POLICIES
Each Fund seeks capital growth consistent with its investment policies as set forth under "Investment Objectives and Policies."
IMPLEMENTATION OF POLICIES AND RISKS

Subject to certain limitations, each Fund may invest in foreign securities and engage in foreign currency and derivative transactions, including options, futures, and options on futures transactions. Each Fund may invest in illiquid securities, engage in substantial short-term trading, and may invest a significant portion of its assets in small and medium companies, some of which may be unseasoned. Each Fund may also invest in repurchase agreements and when-issued securities. These investment practices and techniques involve risks that are different in some respects from those associated with similar funds that do not use them. (See "Implementation of Policies and Risks.")

MANAGEMENT

The Advisor, Strong Capital Management, Inc., serves as investment advisor to the Funds. The Advisor provides investment management services for mutual funds and other investment portfolios representing assets of over $29 billion. (See "About the Funds - Management.")

PURCHASE AND REDEMPTION OF SHARES
You may purchase or redeem shares of a Fund at net asset value. There are no redemption or 12b-1 charges. The net asset values change daily with the value of each Fund's portfolio. You can locate the net asset value for a Fund in newspaper listings of mutual fund prices under the "Strong Funds" heading or at our site on the World Wide Web at http://www.strong-funds.com. (See "Shareholder Manual - How to Buy Shares" and "- How to Sell Shares.") SHAREHOLDER SERVICES
Strong shareholder benefits include: telephone purchase, exchange, and redemption privileges; professional representatives available 24 hours a day; automatic investment, automatic dividend reinvestment, payroll direct deposit, automatic exchange and systematic withdrawal plans; and a no-minimum investment program. (See "Shareholder Manual - Shareholder Services.")
DIVIDENDS AND OTHER DISTRIBUTIONS
The policy of each Fund is to pay dividends from net investment income annually and to distribute substantially all net realized capital gains annually. (See "About the Funds - Distributions and Taxes.")

                       INVESTMENT OBJECTIVES AND POLICIES
The descriptions that follow are designed to help you choose the Fund that best fits your investment objective. You may want to pursue more than one objective by investing in more than one of the Funds or by investing in one of the other Strong Funds, which are described in separate prospectuses. Each Growth Fund's investment objective is discussed below in connection with the Fund's investment policies. Because of the risks inherent in all investments, there can be no assurance that the Funds will meet their objectives.
The Funds are each required or permitted to invest a substantial portion of their assets in equity securities. Accordingly, each Fund's net asset value will fluctuate based upon changes in the value of the securities in its portfolio, and each Fund's net asset value is likely to fluctuate more than that of a fund invested principally in fixed income securities. The Funds, therefore, are not appropriate for investors' short-term financial needs. COMPARING THE FUNDS
The following summary is intended to distinguish the Funds and help you determine their suitability for your investments:

                 ANTICIPATED  MAXIMUM
FUND             EQUITY       DEBT
                 EXPOSURE     EXPOSURE          FOCUS
---------------  -----------  -----------  -------------------
Common Stock     80-100%           20%     Small-Cap
---------------  -----------
Discovery        0-100%            100%    Emerging Growth
---------------  -----------
Growth           65-100%           35%     Growth
---------------  -----------
Growth 20        65-100%           35%     Concentrated Growth
---------------  -----------               -------------------
Mid Cap          80-100%           20%     Mid-Cap
---------------  -----------
Opportunity      70-100%           30%     Mid-Cap
---------------  -----------               -------------------
Small Cap        80-100%           20%     Small-Cap
---------------  -----------               -------------------
Small Cap Value  80-100%           20%     Small-Cap Value
---------------  -----------               -------------------

Each Fund has adopted certain fundamental investment restrictions that are set forth in the SAI. Those restrictions, each Fund's investment objective, and any other investment policies identified as "fundamental" cannot be changed without shareholder approval. To further guide investment activities, each Fund has also instituted a number of non-fundamental operating policies, which are described throughout this Prospectus and in the SAI. Although operating policies may be changed by a Fund's Board of Directors without shareholder approval, a Fund will promptly notify shareholders of any material change in operating policies.

Except as limited below, each Fund may invest in a diversified portfolio of securities without regard to objective investment criteria, such as company size, exchange listing, earnings history, or other factors. When selecting securities, the Advisor will, except as otherwise limited below, be limited only by its best judgment as to what will help achieve each Fund's investment objective.

STRONG COMMON STOCK FUND

THE COMMON STOCK FUND IS CLOSED TO NEW INVESTORS, EXCEPT THE FUND MAY CONTINUE TO OFFER ITS SHARES THROUGH CERTAIN 401(K) PLANS AND SIMILAR COMPANY-SPONSORED RETIREMENT PLANS. CURRENT SHAREHOLDERS OF THE FUND MAY CONTINUE TO ADD TO EXISTING ACCOUNTS AND OPEN NEW ACCOUNTS. (SEE "SHAREHOLDER MANUAL - HOW TO BUY SHARES.") ALTHOUGH THE FUND MAY RESUME SALES TO NEW INVESTORS IN THE FUTURE, IT HAS NO PRESENT INTENTION TO DO SO.
The Common Stock Fund seeks capital growth. The Fund invests primarily in equity securities and currently emphasizes the stocks of small companies the Advisor believes are under-researched and attractively valued.
The Fund will invest at least 80% of its net assets in equity securities, including common stocks (which must constitute at least 65% of its total assets), preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. Under normal market conditions, the Fund expects to be fully invested in equity securities. The Fund may, however, invest up to 20% of its net assets in debt obligations, including intermediate- to long-term corporate or U.S. government debt securities and, when the Advisor determines that market conditions warrant a temporary defensive position, it may use that allowance to invest in cash and short-term fixed-income securities. The Fund may invest up to 5% of its net assets in non-investment-grade debt obligations. (See "Implementation of Policies and Risks - Debt Obligations.")

The Fund may invest up to 25% of its net assets in foreign securities, including both direct investments and investments made through depositary receipts. (See "Implementation of Policies and Risks - Foreign Securities and Currencies" for the special risks associated with foreign investments.)
In selecting its equity investments, the Advisor seeks to identify attractive investment opportunities that have not become widely recognized by other stock analysts or the financial press. Through first-hand research that often includes on-site visits with the leaders of companies, the Advisor looks for companies with fundamental value or growth potential that is not yet reflected in their current market prices.

In many cases, companies in the small- and medium-capitalization markets are underfollowed and, as a result, less efficiently priced than their larger, better-known counterparts. The Common Stock Fund's investments are therefore likely to consist, in part, of securities in small- and medium-sized companies. Many of these companies may have successfully emerged from the start-up phase and have potential for future growth. Because of their longer track records and more seasoned management, they generally pose less investment uncertainty than do the smallest companies. In general, however, smaller-capitalization companies often involve greater risks than investments in established companies. (See "Implementation of Policies and Risks - Small and Medium Companies.")


STRONG DISCOVERY FUND


The Discovery Fund seeks capital growth. The Fund invests in securities that the Advisor believes represent attractive growth opportunities.


The Fund normally emphasizes equity securities, although it has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation. The Fund may invest up to 100% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may also invest up to 100% of its total assets in debt obligations, including intermediate- to long-term corporate or

U.S. government debt securities. When the Advisor determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities. The Fund may invest up to 5% of its net assets in non-investment-grade debt obligations. (See "Implementation of Policies and Risks - Debt Obligations.")


The Fund may invest up to 25% of its net assets in foreign securities, including both direct investments and investments made through depositary receipts. (See "Implementation of Policies and Risks - Foreign Securities and Currencies" for the special risks associated with foreign investments.)


The Advisor seeks to uncover emerging investment trends and attractive growth opportunities. In its search for potential investments, the Advisor attempts to identify companies that are poised for accelerated earnings growth due to innovative products or services, new management, or favorable economic or market cycles. These companies may be small, unseasoned firms in the early stages of development, or they may be mature organizations. (See "Implementation of Policies and Risks - Small and Medium Companies.") Whatever their size, history, or industry, the Advisor believes their potential earnings growth is not yet reflected in their market value and that, over time, the market prices of these securities will move higher.

STRONG GROWTH FUND
The Growth Fund seeks capital growth. The Fund invests primarily in equity securities that the Advisor believes have above-average growth prospects.

Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. While the emphasis of the Fund is clearly on equity securities, the Fund may invest a limited portion of its assets in debt obligations when the Advisor perceives that they are more attractive than stocks on a long-term basis. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. government debt securities. When the Advisor determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities. The Fund may invest up to 5% of its net assets in non-investment-grade debt obligations. (See "Implementation of Policies and Risks - Debt Obligations.")

The Fund may invest up to 25% of its net assets in foreign securities, including both direct investments and investments made through depositary receipts. (See "Implementation of Policies and Risks - Foreign Securities and Currencies" for the special risks associated with foreign investments.)

The Fund generally will invest in companies whose earnings are believed to be in a relatively strong growth trend, and, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. In identifying companies with favorable growth prospects, the Advisor ordinarily looks to certain other characteristics, such as the following:
- prospects for above-average sales and earnings growth;
- high return on invested capital;
- overall financial strength, including sound financial and accounting policies and a strong balance sheet;

- competitive advantages, including innovative products and service;

- effective research, product development, and marketing; and
- stable, capable management.

STRONG GROWTH 20 FUND


The Growth 20 Fund seeks capital growth. The Fund invests primarily in equity securities of companies that the Advisor believes have above-average growth prospects. The Fund is non-diversified and normally concentrates its investments in a core position of 20-30 common stocks.


Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. While the emphasis of the Fund is clearly on equity securities, the Fund may invest a limited portion of its assets in debt obligations when the Advisor perceives that they are more attractive than stocks on a long-term basis. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. government debt securities. When the Advisor determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities. The Fund may invest up to 5% of its net assets in non-investment-grade debt obligations. (See "Implementation of Policies and Risks - Debt Obligations.")


The Fund may invest up to 25% of its net assets in foreign securities, including both direct investments and investments made through depositary receipts. (See "Implementation of Policies and Risks - Foreign Securities and Currencies" for the special risks associated with foreign investments.)


The Fund generally will invest in companies whose earnings are believed to be in a relatively strong growth trend, and, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. In identifying companies with favorable growth prospects, the Advisor ordinarily looks to certain other characteristics, such as the following:


- prospects for above-average sales and earnings growth;


- high return on invested capital;


- overall financial strength, including sound financial and accounting policies and a strong balance sheet;


- competitive advantages, including innovative products and service;


- effective research, product development, and marketing; and


- stable, capable management.


STRONG MID CAP FUND


The Mid Cap Fund seeks capital growth. The Fund invests primarily in equity securities of companies that have medium market capitalizations.


The Fund will invest at least 80% of its net assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. At least 65% of the Fund's total assets will normally be invested in equity securities of medium market capitalization companies, which for the purposes of this Fund, are those companies with a market capitalization of between $800 million and $5 billion at the time of the Fund's investment. In general, medium-capitalization companies often involve greater risks than investments in established companies. (See "Implementation of Policies and Risks - Small and Medium Companies.") The Fund may invest up to 20% of its net assets in debt obligations, including intermediate- to long-term corporate or U.S. government debt securities. When the Advisor determines that market conditions warrant a temporary defensive position, the Fund may use that allowance to invest in cash and short-term fixed-income securities. The Fund may invest up to 5% of its net assets in non-investment-grade debt obligations. (See "Implementation of Policies and Risks - Debt Obligations.")

The Fund may invest up to 25% of its net assets in foreign securities, including both direct investments and investments made through depositary receipts. (See "Implementation of Policies and Risks - Foreign Securities and Currencies" for the special risks associated with foreign investments.)

STRONG OPPORTUNITY FUND


The Opportunity Fund seeks capital growth. The Fund invests primarily in equity securities and currently emphasizes investments in medium-sized companies the Advisor believes are under-researched and attractively valued.


The Fund will invest at least 70% of its net assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. Under normal market conditions, the Fund expects to be fully invested in equities. The Fund may, however, invest up to 30% of its net assets in debt obligations, including intermediate- to long-term corporate or U.S. government debt securities and, when the Advisor determines that market conditions warrant a temporary defensive position, it may use that allowance to invest in cash and short-term fixed-income securities. The Fund may invest up to 5% of its net assets in non-investment-grade debt obligations. (See "Implementation of Policies and Risks - Debt Obligations.") The Fund may invest up to 25% of its net assets in foreign securities, including both direct investments and investments made through depositary receipts. (See "Implementation of Policies and Risks - Foreign Securities and Currencies" for the special risks associated with foreign investments.)


In selecting its equity investments, the Advisor seeks to identify attractive investment opportunities that have not become widely recognized by other stock analysts or the financial press. Through first-hand research that often includes on-site visits with the leaders of companies, the Advisor looks for companies with fundamental value or growth potential that is not yet reflected in their current market prices.

In many cases, companies in the small- and medium-capitalization markets are underfollowed and, as a result, less efficiently priced than their larger, better-known counterparts. The Opportunity Fund's investments are therefore likely to consist, in part, of securities in small- and medium-sized companies. Many of these companies may have successfully emerged from the start-up phase and have potential for future growth. Because of their longer track records and more seasoned management, they generally pose less investment uncertainty than do the smallest companies. In general, however, smaller-capitalization companies often involve greater risks than investments in established companies. (See "Implementation of Policies and Risks - Small and Medium Companies.")
STRONG SMALL CAP FUND


The Small Cap Fund seeks capital growth. The Fund invests primarily in equity securities of companies that have small market capitalizations.


The Fund will invest at least 80% of its net assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. At least 65% of the Fund's total assets will normally be invested in equity securities of small market capitalization companies, which for the purposes of this Fund, are those companies with market capitalization of $2 billion or less at the time of the Fund's investment. In general, smaller- capitalization companies often involve greater risks than investments in established companies. (See "Implementation of Policies and Risks - Small and Medium Companies.") The Fund may invest up to 20% of its net assets in debt obligations, including intermediate- to long-term corporate or U.S. government debt securities. When the Advisor determines that market conditions warrant a temporary defensive position, the Fund may use that allowance to invest in cash and short-term fixed-income securities. The Fund may invest up to 5% of its net assets in non-investment-grade debt obligations. (See "Implementation of Policies and Risks - Debt Obligations.")

The Fund may invest up to 25% of its net assets in foreign securities, including both direct investments and investments made through depositary receipts. (See "Implementation of Policies and Risks - Foreign Securities and Currencies" for the special risks associated with foreign investments.)

STRONG SMALL CAP VALUE FUND


The Small Cap Value Fund seeks capital growth. The Fund invests primarily in equity securities of companies that have small market capitalizations, seeking through fundamental analysis, those companies whose share price does not fully reflect the value of the company. The Advisor seeks to maximize long-term total rates of return by investing in companies that the Advisor believes to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as the company's assets, earnings, or growth potential.


The Fund will invest at least 80% of its net assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. At least 65% of the Fund's total assets will normally be invested in equity securities of small market capitalization companies, which for the purposes of this Fund, are those companies with a market capitalization of $2 billion or less at the time of the Fund's investment. In general, smaller-capitalization companies often involve greater risks than investments in established companies. (See "Implementation of Policies and Risks - Small and Medium Companies.") The Fund may invest up to 20% of its net assets in debt obligations, including intermediate- to long-term corporate or U.S. government debt securities. When the Advisor determines that market conditions warrant a temporary defensive position, the Fund may use that allowance to invest in cash and short-term fixed-income securities. The Fund may invest up to 5% of its net assets in non-investment-grade debt obligations. (See "Implementation of Policies and Risks - Debt Obligations.")


The Fund may invest up to 25% of its net assets in foreign securities, including both direct investments and investments made through depositary receipts. (See "Implementation of Policies and Risks - Foreign Securities and Currencies" for the special risks associated with foreign investments).

                      IMPLEMENTATION OF POLICIES AND RISKS

In addition to the investment policies described above (and subject to certain restrictions described below), the Funds may invest in some or all of the following securities and may employ some or all of the following investment techniques, some of which may present special risks as described below. Each Fund may engage in reverse repurchase agreements and mortgage dollar roll transactions. A more complete discussion of certain of these securities and investment techniques and the associated risks is presented in the SAI.

FOREIGN SECURITIES AND CURRENCIES

The Funds may invest in foreign securities either directly or indirectly through the use of depositary receipts

 Depositary receipts are generally issued by banks or trust companies and evidence ownership of underlying foreign securities. Foreign investments involve special risks, including:

- expropriation, confiscatory taxation, and withholding taxes on dividends and interest;
- less extensive regulation of foreign brokers, securities markets, and issuers;
- less publicly available information and different accounting standards;
- costs incurred in conversions between currencies, possible delays in settlement in foreign securities markets, limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country), and difficulty of enforcing obligations in other countries; and

- diplomatic developments and political or social instability.


Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance-of-payments positions. Many foreign securities may be less liquid and their prices more volatile than comparable U.S. securities. Although the Funds generally invest only in securities that are regularly traded on recognized exchanges or in over-the-counter ("OTC") markets, from time to time foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, may be higher than those attributable to domestic investing.

The Funds may invest in securities of issuers in developing or emerging markets and economies. Risks of investing in developing or emerging markets include:
- less social, political, and economic stability;
- smaller securities markets and lower trading volume, which may result in a lack of liquidity and greater price volatility;
- certain national policies that may restrict a Fund's investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in a Fund's loss of its entire investment in that market; and
- less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.
In addition, brokerage commissions, custodial services, withholding taxes, and other costs relating to investment in emerging markets generally are more expensive than in the U.S. and certain more established foreign markets. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures negotiated or imposed by the countries with which they trade.

Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the Funds could be affected by changes in foreign currency exchange rates to some extent. The value of a Fund's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances-of-payments, governmental intervention, speculation, and other political and economic conditions.

The Funds may purchase and sell foreign currency on a spot basis and may engage in forward currency contracts, currency options, and futures transactions for hedging or any other lawful purpose. (See "Derivative Instruments.")

FOREIGN INVESTMENT COMPANIES

The Funds may invest, to a limited extent, in foreign investment companies. Some of the countries in which the Funds invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for a Fund to invest in a foreign investment company in a country which permits direct foreign investment. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the Investment Company Act of 1940 ("1940 Act"). The Funds do not intend to invest in such investment companies unless, in the judgment of the Advisor, the potential benefits of such investments justify the payment of any associated fees or expenses.

DERIVATIVE INSTRUMENTS
A Fund may use derivative instruments for any lawful purpose consistent with the Fund's investment objective such as hedging or managing risk. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to OPTIONS or FORWARD CONTRACTS. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, OTC options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.


An option is a contract in which the "holder" ("buyer") pays a certain amount ("premium") to the "writer" ("seller") to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

A forward is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

Derivative instruments may include (i) options; (ii) futures; (iii) options on futures; (iv) short sales in which a Fund sells a security for delivery at a future date; (v) swaps, in which two parties agree to exchange a series of cash flows in the future, such as interest-rate payments; (vi) interest-rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap";
(vii) interest-rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; (viii) forward currency contracts and foreign currency exchange-related securities; and (ix) structured instruments which combine the foregoing in different ways.

Derivatives may be exchange traded or traded in OTC transactions between private parties. OTC transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. When required by SEC guidelines, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations under the derivative.

The successful use of derivatives by a Fund is dependent upon a variety of factors, particularly the Advisor's ability to correctly anticipate trends in the underlying asset. In a hedging transaction, if the Advisor incorrectly anticipates trends in the underlying asset, a Fund may be in a worse position than if no hedging had occurred. In addition, there may be imperfect correlation between a Fund's derivative transactions and the instruments being hedged. To the extent that the Fund is engaging in derivative transactions for risk management, the Fund's successful use of such transactions is more dependent upon the Advisor's ability to correctly anticipate such trends, since losses in these transactions may not be offset by gains in the Fund's portfolio or in lower purchase prices for assets it intends to acquire. The Advisor's prediction of trends in underlying assets may prove to be inaccurate, which could result in substantial losses to a Fund.

A Fund may also use derivative instruments to make investments that are consistent with a Fund's investment objective but that are impracticable or not feasible in the cash market (E.G., using derivative instruments to create a synthetic security or to derive exposure to a region or asset class when cash markets are inefficient and/or illiquid). A Fund will only engage in this strategy when the Advisor reasonably believes it to be more advantageous to the Fund.

In addition to the derivative instruments and strategies described above, the Advisor expects to discover additional derivative instruments and other trading techniques. The Advisor may utilize these new derivative instruments and techniques to the extent that they are consistent with a Fund's investment objective and permitted by the Fund's investment limitations, operating policies, and applicable regulatory authorities.
ILLIQUID SECURITIES
Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days. Certain restricted securities that may be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933 and Section 4(2) commercial paper may be determined liquid under guidelines adopted by each Fund's Board of Directors.
SMALL AND MEDIUM COMPANIES

The Funds may invest in the securities of small and medium companies. While small and medium companies generally have potential for rapid growth, investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only OTC or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small and medium companies may be subject to greater and more abrupt price fluctuations. When making large sales, a Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small and medium company securities. Investors should be aware that, based on the foregoing factors, an investment in the Funds may be subject to greater price fluctuations than an investment in a fund that invests primarily in larger, more established companies. The Advisor's research efforts may also play a greater role in selecting securities for the Funds than in a fund that invests in larger, more established companies.

DEBT OBLIGATIONS
IN GENERAL. Debt obligations in which the Funds may invest will be primarily investment-grade debt obligations, although each Fund may invest up to 5% of its net assets in non-investment-grade debt obligations. The market value of all debt obligations is affected by changes in the prevailing interest rates. The market value of such instruments generally reacts inversely to interest rate changes. If the prevailing interest rates decline, the market value of debt obligations generally increases. If the prevailing interest rates increase, the market value of debt obligations generally decreases. In general, the longer the maturity of a debt obligation, the greater its sensitivity to changes in interest rates.

Investment-grade debt obligations include:

- U.S. government securities;


- bonds or bank obligations rated in one of the four highest rating categories (E.G., BBB or higher by S&P);

- short-term notes rated in one of the two highest rating categories (E.G., SP-2 or higher by S&P);
- short-term bank obligations rated in one of the three highest rating categories (E.G., A-3 or higher by S&P), with respect to obligations maturing in one year or less;
- commercial paper rated in one of the three highest rating categories (E.G., A-3 or higher by S&P);
- unrated debt obligations determined by the Advisor to be of comparable quality; and
- repurchase agreements involving investment-grade debt obligations. Investment-grade debt obligations are generally believed to have relatively low degrees of credit risk. All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by the Advisor to consider what action, if any, a Fund should take consistent with its investment objective. For purposes of determining whether a security is investment grade, the Advisor may use the highest rating assigned to that security by any nationally recognized statistical rating organizations ("NRSROs"). Securities rated in the fourth-highest category (E.G., BBB by S&P), although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. Non-investment-grade debt obligations include:
- securities rated as low as C by S&P or their equivalents;
- commercial paper rated as low as C by S&P or its equivalents; and
- unrated debt securities judged to be of comparable quality by the Advisor.

U.S. GOVERNMENT SECURITIES


U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;

- the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
- the Student Loan Marketing Association, the Interamerican Development Bank, and International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies.
Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES


Each Fund may invest in securities purchased on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, these securities may be delivered and paid for at a future date. Purchasing when-issued or delayed-delivery securities allows a Fund to lock in a fixed price or yield on a security it intends to purchase. However, when a Fund purchases these types of securities, it immediately assumes the risk of ownership, including the risk of price fluctuation.


The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment. Although a Fund may be able to sell these securities prior to the delivery date, it will purchase them for the purpose of actually acquiring the securities, unless, after entering into the commitment, a sale appears desirable for investment reasons. When required by SEC guidelines, a Fund will set aside permissible liquid assets in a segregated account to secure its outstanding commitments for these types of securities.

CASH MANAGEMENT

Each Fund may invest directly in cash and short-term fixed-income securities, including, for this purpose, shares of one or more money market funds managed by the Advisor (collectively, "Strong Money Funds"). The Strong Money Funds seek current income, a stable share price of $1.00, and daily liquidity. All money market instruments can change in value when interest rates or an issuer's creditworthiness change dramatically. The Strong Money Funds cannot guarantee that they will always be able to maintain a stable net asset value of $1.00 per share. Each Fund may also participate in pooled transactions involving cash and short-term fixed-income securities with other Strong Funds.


DIVERSIFICATION


The Growth 20 Fund is non-diversified. Because the Fund may invest a larger portion of its assets in the securities of a single issuer than diversified funds, an investment in the Fund may be subject to greater fluctuations in value than an investment in a diversified fund.

PORTFOLIO TURNOVER

Each Fund's (except for the Growth 20 and Small Cap Value Funds) historical portfolio turnover rate is listed under "Financial Highlights." The annual portfolio turnover rate indicates changes in a Fund's portfolio. The turnover rate may vary from year to year, as well as within a year. It may also be affected by sales of portfolio securities necessary to meet cash requirements for redemption of shares. High portfolio turnover in any year will result in the payment by a Fund of above-average amounts of transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Under normal market conditions, the rate of portfolio turnover of the Growth 20 and Small Cap Value Funds generally will not exceed 300%. However, during periods in which the Advisor deems it advisable to engage in substantial short-term trading, the rate of portfolio turnover may exceed 300%.

ABOUT THE FUNDS
MANAGEMENT

The Board of Directors of each Fund is responsible for managing its business and affairs. Each of the Funds has entered into an investment advisory agreement (collectively, "Advisory Agreements") with Strong Capital Management, Inc. ("Advisor"). The Advisory Agreements are substantially identical. Under the terms of these agreements, the Advisor manages each Fund's investments and business affairs subject to the supervision of each Fund's Board of Directors.


ADVISOR. The Advisor began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans, as well as mutual funds, several of which are funding vehicles for variable insurance products. As of March 31, 1998, the Advisor had over $29 billion under management. The Advisor's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of each Fund, is the controlling shareholder of the Advisor.

As compensation for its services, each Fund pays the Advisor a monthly management fee. The annual fee for each Fund is 1.00% of a Fund's average daily net asset value. From time to time, the Advisor may voluntarily waive all or a portion of its management fee and/or absorb certain Fund expenses without further notification of the commencement or termination of such waiver or absorption. Any such waiver or absorption will temporarily lower a Fund's overall expense ratio and increase a Fund's overall return to investors.


Except for expenses assumed by the Advisor or Strong Funds Distributors, Inc., each Fund is responsible for all its other expenses, including, without limitation, interest charges, taxes, brokerage commissions, and similar expenses; expenses of issue, sale, repurchase, or redemption of shares; expenses of registering or qualifying shares for sale with the states and the SEC; expenses of printing and distribution of prospectuses to existing shareholders; charges of custodians (including fees as custodian for keeping books and similar services for a Fund), transfer agents (including the printing and mailing of reports and notices to shareholders), registrars, auditing and legal services, and clerical services related to recordkeeping and shareholder relations; printing of stock certificates; fees for directors who are not "interested persons" of the Advisor; expenses of indemnification; extraordinary expenses; and costs of shareholder and director meetings.


The Advisor permits portfolio managers and other persons who may have access to information about the purchase or sale of securities in the Fund's portfolio ("access persons") to purchase and sell securities for their own accounts, subject to the Advisor's policy governing personal investing. These policies require access persons to conduct their personal investment activities in a manner that the Advisor believes is not detrimental to a Fund or to the Advisor's other advisory clients. Among other things, these policies require access persons to obtain preclearance before executing personal trades and prohibits access persons from keeping profits derived from the purchase or sale of the same security within 60 calendar days. See the SAI for more information.


                                      38
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                                      39
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                                      39

YEAR 2000 RISKS. Like other mutual funds and financial and business operations around the world, the Funds could be adversely affected if the computer software, and to a lesser extent, hardware used by the Advisor and other service providers are not able to process and calculate date-related information and data before, during, and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Advisor is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer software and hardware that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

PORTFOLIO MANAGERS. The following individuals serve as portfolio managers for the Strong Growth Funds.

                            STRONG COMMON STOCK FUND

                            STRONG OPPORTUNITY FUND

RICHARD T. WEISS. Mr. Weiss joined the Advisor in 1991 from Chicago-based Stein Roe & Farnham, where he began his career as a research analyst in 1975. He was named a portfolio manager in 1981. Mr. Weiss received his B.S. in Business Administration in 1973 from the University of Southern California and his M.B.A. in Business in 1975 from Harvard Graduate School of Business Administration. Mr. Weiss has managed the Strong Opportunity and Common Stock Funds since 1991. In addition, Mr. Weiss is a member of the Advisor's Executive Committee.


From November 1981 through March 1991, Mr. Weiss managed and co-managed the Stein Roe Special Fund. Mr. Weiss assumed portfolio management responsibility from the Stein Roe Special Fund's previous manager. Although Mr. Weiss co-managed the Stein Roe Special Fund from 1986 until March 1991, Mr. Weiss was primarily responsible for the day-to-day management of the Fund from November 1981 through March 1991. During the time that Mr. Weiss managed the Stein Roe Special Fund, it had an investment objective, policies, and strategies that were substantially similar to the Strong Common Stock Fund. The cumulative total return for the Stein Roe Special Fund from December 1, 1981 through February 28, 1991 was 380.24% as compared to 163.68% for the Russell 2000 Index and 322.20% for the S&P 500 Index over the same period. The average annual total returns for the Stein Roe Special Fund for the one-year, three-year, and five-year periods ended February 28, 1991, and for the entire period that Mr. Weiss managed the Stein Roe Special Fund compared with the performance of the Russell 2000 and S&P 500 Indices were:


                  STEIN ROE SPECIAL  RUSSELL
            YEAR  FUND(1)            2000 INDEX(2)  S&P 500 INDEX(3)
1 Year            12.07%             3.72%          14.67%
3 Year            18.14%             7.63%          15.12%
5 Year            14.18%             4.66%          13.97%
12/1/81 -2/28/91  18.49%             11.05%         16.85%


(1) Average annual total returns reflect changes in share prices and reinvestment of dividends and distributions and are net of fund expenses.

(2) The Russell 2000 Index is an unmanaged index of common stocks generally representative of the small capitalization U.S. stock market. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.
(3) The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

Historical performance does not indicate future performance. THE STEIN ROE SPECIAL FUND IS A SEPARATE FUND AND ITS HISTORICAL PERFORMANCE IS NOT INDICATIVE OF THE POTENTIAL PERFORMANCE OF THE STRONG COMMON STOCK FUND. Share prices and investment returns will fluctuate.


MARINA T. CARLSON. Before she joined the Advisor as an equity research analyst in 1991, Ms. Carlson worked in a similar capacity at Stein Roe & Farnham, where she began her investment career in 1986. She has worked with portfolio manager Richard T. Weiss since 1989, and, in 1993, she was named a co-manager of the Strong Opportunity and Common Stock Funds. A Chartered Financial Analyst, Ms. Carlson received her B.B.A. in Finance in 1986 from Drake University and her M.B.A. in Finance in 1989 from DePaul University.

                              STRONG GROWTH FUND

                             STRONG GROWTH 20 FUND


RONALD C. OGNAR. Mr. Ognar, a Chartered Financial Analyst with more than 25 years of investment experience, joined the Advisor in April 1993 after two years as a principal and portfolio manager with RCM Capital Management. For approximately three years prior to that, he was a portfolio manager at Kemper Financial Services in Chicago. Mr. Ognar began his investment career in 1968 at LaSalle National Bank in Chicago after serving two years in the U.S. Army. Mr. Ognar received his B.S. in Accounting in 1968 from the University of Illinois.

From February 1989 through July 1991, Mr. Ronald C. Ognar managed the Kemper Growth Fund. Mr. Ognar assumed portfolio management responsibility from the Kemper Growth Fund's previous manager. As portfolio manager, Mr. Ognar was primarily responsible for the day-to-day management of the Kemper Growth Fund and no other person played a significant part in that management. During the time that Mr. Ognar managed the Kemper Growth Fund, it had an investment objective, policies, and strategies that were substantially similar to the Strong Growth Fund. The cumulative total return for the Kemper Growth Fund from March 1, 1989 through June 30, 1991 was 62.93% as compared to 39.32% for the S&P 500 Index over the same period. The average annual total returns for the Kemper Growth Fund for the one-year period ended June 30, 1991, and for the entire period that Mr. Ognar managed the Kemper Growth Fund compared with the performance of the S&P 500 Index were:

                    KEMPER GROWTH       S&P
     YEAR           FUND(1)        500 INDEX(2)
1 Year              15.13%         7.39%
3/1/89 -6/30/91(3)  23.27%         15.27%

(1) Average annual total returns reflect changes in share prices and reinvestment of dividends and distributions and are net of fund expenses.
(2) The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market. The index does not reflect investment management fees, brokerage commissions, and other expenses associated with investing in equity securities.

(3) From July 1991 until he joined Strong Capital Management in April 1993, Mr. Ognar served RCM Capital Management as a principal and as a portfolio manager of certain growth separate accounts. Mr. Ognar has been managing the Strong Growth Fund since its inception on December 31, 1993.

Historical performance does not indicate future performance. THE KEMPER GROWTH FUND IS A SEPARATE FUND AND ITS HISTORICAL PERFORMANCE IS NOT INDICATIVE OF THE POTENTIAL PERFORMANCE OF THE STRONG GROWTH FUND. Share prices and investment returns will fluctuate.

                             STRONG SMALL CAP FUND

MARY LISANTI. Prior to joining the Advisor, Ms. Lisanti acted as a managing director at Bankers Trust in New York, where she headed the small/mid-cap equity team. Prior to joining Bankers Trust in February 1993, Ms. Lisanti was a vice president and portfolio manager with Lieber & Company/The Evergreen Funds. Ms. Lisanti received her B.A. in English in 1978 from Princeton University, where she graduated with honors. Ms. Lisanti is a Chartered Financial Analyst and a member of the New York Society of Security Analysts and the Financial Analyst Federation and has almost 20 years of analytical and portfolio management experience focused on emerging growth companies.

While at Bankers Trust, Ms. Lisanti served as a portfolio manager of the BT Investment Small Cap Fund since its inception in October 1993. As portfolio manager, Ms. Lisanti was primarily responsible for the day-to-day management of the BT Investment Small Cap Fund and no other person played a significant part in that management. During the time that Ms. Lisanti managed the BT Investment Small Cap Fund, it had an investment objective, policies, and strategies that were substantially similar to the Strong Small Cap Fund. The cumulative total return for the BT Investment Small Cap Fund from its inception (10/21/93) through July 31, 1996 was 100.17% as compared to 29.15% for the Russell 2000 Index and 47.88% for the S&P 500 Index over the same period. The average annual returns of the BT Investment Small Cap Fund for the one-year period ended July 31, 1996, and for the entire period that Ms. Lisanti managed the Fund compared with the performance of the Russell 2000 and S&P 500 Indices were:

                   BT INVESTMENT        RUSSELL             S&P
     YEAR          SMALL CAP FUND(1,2)  2000 INDEX(3)  500 INDEX(4)
1 Year             11.57%               6.91%          16.57%
10/21/93 -7/31/96  28.39%               9.64%          15.13%


(1) Average annual total returns reflect changes in share prices and reinvestment of dividends and distributions and are net of fund expenses.
(2) The expense ratio of the BT Investment Small Cap Fund was capped at 1.25% for the period from October 21, 1993 (inception) to September 30, 1994 (reflecting annualized reimbursement of expenses of .86%), for the period from October 1, 1994 to September 30, 1995 (reflecting reimbursement of expenses of
 .34%), and for the period from October 1, 1995 to September 30, 1996 (reflecting reimbursement of expenses of .22%).
(3) The Russell 2000 Index is an unmanaged index of common stocks generally representative of the small capitalization U.S. stock market. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.
(4) The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market. The index does not reflect investment management fees, brokerage commissions, and other expenses associated with investing in equity securities.

Historical performance does not indicate future performance. THE BT INVESTMENT SMALL CAP FUND IS A SEPARATE FUND AND ITS HISTORICAL PERFORMANCE IS NOT INDICATIVE OF THE POTENTIAL PERFORMANCE OF THE STRONG SMALL CAP FUND. Share prices and investment returns will fluctuate.


STRONG MID CAP FUND

MARY LISANTI. Information concerning Ms. Lisanti is set forth above under "Strong Small Cap Fund." While at Bankers Trust, Ms. Lisanti served as the portfolio manager of the BT Investment Capital Appreciation Fund since its inception in March 1993. As portfolio manager, Ms. Lisanti was primarily responsible for the day-to-day management of the BT Investment Capital Appreciation Fund and no other person played a significant part in that management. During the time that Ms. Lisanti managed the BT Investment Capital Appreciation Fund, it had an investment objective, policies, and strategies that were substantially similar to those of the Strong Mid Cap Fund. The cumulative total return for the BT Investment Capital Appreciation Fund from its inception (3/9/93) through July 31, 1996 was 64.26% as compared to 43.14% for the Standard & Poor's ("S&P") 400 MidCap Stock Index and 53.94% for the S&P 500 Stock Index over the same period. The average annual returns of the BT Investment Capital Appreciation Fund for the one-year and three-year period ended July 31, 1996, and for the entire period that Ms. Lisanti managed the Fund compared with the performance of the S&P MidCap 400 and S&P 500 Indices were:

                           BT INVESTMENT CAPITAL   S&P MIDCAP         S&P
     YEAR                  APPRECIATION FUND(1,2)  400 INDEX(3)  500 INDEX(4)
1 Year                     2.96%                   7.76%         16.57%
3 Year                     15.42%                  11.57%        15.63%
Inception (3/9/93 through
July 31, 1996              15.73%                  11.13%        13.54%


(1) Average annual total returns reflect changes in share prices and reinvestment of dividends and distributions and are net of fund expenses.
(2) The expense ratio of the BT Investment Capital Appreciation Fund was capped at 1.25% for the period from March 9, 1993 (inception) to December 31, 1993 (reflecting annualized reimbursement of expenses of .74%), for the period from January 1, 1994 to December 31, 1994 (reflecting reimbursement of expenses of .54%), and for the period from January 1, 1995 to September 30, 1995 (reflecting annualized reimbursement of expenses of .32%), and for the period from November 1, 1995 to September 30, 1996 (reflecting reimbursement of expenses of .26%).
(3) The S&P 400 MidCap Stock Index is an unmanaged index generally representative of the U.S. market for mid-cap domestic stocks. The Index does not reflect investment management fees, brokerage commissions, and other expenses associated with investing in equity securities.
(4) The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions, and other expenses associated with investing in equity securities.

Historical performance does not indicate future performance. THE BT INVESTMENT CAPITAL APPRECIATION FUND IS A SEPARATE FUND AND ITS HISTORICAL PERFORMANCE IS NOT INDICATIVE OF THE POTENTIAL PERFORMANCE OF THE STRONG MID CAP FUND. Share prices and investment returns will fluctuate.


JEFFREY M.K. BERNSTEIN. Prior to joining the Advisor, Mr. Bernstein served at Berkeley Capital Management as a Senior Vice President and portfolio manager. From September 1993 until November 1995, Mr. Bernstein acted as a Vice President and portfolio manager for Bankers Trust in New York. For three years prior to that, he was a Vice President and securities analyst for Cowen & Co. Mr. Bernstein received his B.A. in English in 1988 from Union College. He has co-managed the Fund since February 1997.

                           STRONG DISCOVERY FUND

RICHARD S. STRONG. Mr. Strong founded the Advisor in 1974. He began his investment career at Employers Insurance of Wausau in 1966. Mr. Strong received his B.A. in History in 1963 from Baldwin-Wallace College and his M.B.A. in Finance in 1966 from the University of Wisconsin-Madison. Mr. Strong has managed or co-managed the Strong Discovery Fund since its inception in December 1987. In addition to his role as a portfolio manager, he is the Chairman of the Board, Director, Chief Investment Officer, and a member of the Advisor's Executive Committee.


CHARLES A. PAQUELET. On August 31, 1996, Mr. Paquelet joined Mr. Strong as a portfolio co-manager of the Strong Discovery Fund. Mr. Paquelet joined the Advisor as a securities analyst in 1988 from the B.F. Goodrich Company, where he began his career as a financial analyst earlier in 1987. Since 1990, he has been a portfolio manager of separate accounts for individual and institutional investors. Mr. Paquelet received his B.S. in Finance in 1987 from Case Western Reserve University and his M.B.A. in Finance in 1989 from Indiana University. Mr. Paquelet is a Chartered Financial Analyst. Mr. Paquelet served as the portfolio manager of the Strong Small Cap Fund from the Fund's inception on December 31, 1995 through August 31, 1996.


                          STRONG SMALL CAP VALUE FUND


I. CHARLES RINALDI. Mr. Rinaldi joined the Advisor as a portfolio manager in December 1997. For eight years prior to that, Mr. Rinaldi was employed by Mutual of America Capital Management Corporation ("MOA"). He joined MOA in November 1989, where he was Vice President until January 1994, when he became Senior Vice President. While at MOA, Mr. Rinaldi managed the equity portion of a balanced fund and managed the value and growth portfolios of an aggressive equity fund. Prior to joining MOA, he was employed by Glickenhaus & Co. Mr. Rinaldi received his B.A. in Science in 1965 from St. Michael's College and his M.B.A. in Finance in 1970 from Babson College.

TRANSFER AND DIVIDEND-DISBURSING AGENT
The Advisor, P.O. Box 2936, Milwaukee, Wisconsin 53201, also acts as dividend-disbursing agent and transfer agent for the Funds. The Advisor is compensated for its services based on an annual fee per account plus certain out-of-pocket expenses. The fees received and the services provided as transfer agent and dividend-disbursing agent are in addition to those received and provided under the Advisory Agreements between the Advisor and the Funds.

DISTRIBUTOR
Strong Funds Distributors, Inc., P.O. Box 2936, Milwaukee, Wisconsin 53201, an indirect subsidiary of the Advisor, acts as distributor of the shares of the Funds.
ORGANIZATION

SHAREHOLDER RIGHTS. The Opportunity, Common Stock, and Discovery Funds are Wisconsin corporations that are authorized to issue an indefinite number of shares of common stock and series and classes of series of shares of common stock. The Growth, Growth 20, Mid Cap, Small Cap, and Small Cap Value Funds are series of Strong Equity Funds, Inc., a Wisconsin corporation that is authorized to issue shares of common stock and series and classes of series of shares of common stock. Each share of the Funds has one vote, and all shares participate equally in dividends and other capital gains distributions by the respective Fund and in the residual assets of the respective Fund in the event of liquidation. Certificates will be issued for shares held in your account only upon your written request. You will, however, have full shareholder rights whether or not you request certificates. Generally, the Funds will not hold an annual meeting of shareholders unless required by the 1940 Act. Shareholders have certain rights, including the right to call an annual meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove one or more directors or to transact any other business. The 1940 Act requires the Fund to assist the shareholders in calling such a meeting.


SHAREHOLDER PRIVILEGES. The shareholders of each Fund may benefit from the privileges described in the "Shareholder Manual" (see Page II-1). However, each Fund reserves the right, at any time and without prior notice, to suspend, limit, modify, or terminate any of these privileges or their use in any manner by any person or class.

DISTRIBUTIONS AND TAXES

PAYMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS. Unless you choose otherwise, all your dividends and capital gains distributions will be automatically reinvested in additional Fund shares. Or, you may elect to have all your dividends and capital gain distributions from a Fund automatically invested in additional shares of another Strong Fund. Shares are purchased at the net asset value determined on the payment date. If you request in writing that your dividends and other distributions be paid in cash, a Fund will credit your bank account by Electronic Funds Transfer ("EFT") or issue a check to you within five business days of the payment date. You may change your election at any time by calling or writing the Fund. The Fund must receive any such change 7 days (15 days for EFT) prior to a dividend or capital gain distribution payment date in order for the change to be effective for that payment. The policy of each Fund is to pay dividends from net investment income annually and to distribute substantially all net realized capital gains and gains from foreign currency transactions annually. Each Fund may make additional distributions if necessary to avoid imposition of a 4% excise tax on undistributed income and gains.

If you have chosen to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, your distribution option will automatically be converted to having all dividend and other distributions reinvested in additional Fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS. You will be subject to federal income tax at ordinary income tax rates on any dividends you receive that are derived from investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions, if any). Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such by a Fund, are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. The Funds' distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared in the last three months of the year and paid in January are taxable as if paid on December 31.
If a Fund's distributions exceed its investment company taxable income and net capital gain in any year, as a result of currency-related losses or otherwise, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes.
YEAR-END TAX REPORTING. After the end of each calendar year, you will receive a statement (Form 1099) of the federal income tax status of all dividends and other distributions paid (or deemed paid) during the year.

SHARES SOLD OR EXCHANGED. Your redemption of shares of the Fund may result in a taxable gain or loss to you, depending upon whether the redemption proceeds payable to you are more or less than your adjusted cost basis for the redeemed shares. Similar tax consequences generally will result from an exchange of shares of the Fund for shares of another Strong Fund. If you purchase shares of a Fund within 30 days before or after redeeming shares of the same Fund at a loss, a portion or all of that loss will not be deductible and will increase the cost basis of the newly purchased shares. If you redeem shares out of a non-IRA retirement account, you will be subject to withholding for federal income tax purposes unless you transfer the distribution directly to an "eligible retirement plan."

BUYING A DISTRIBUTION. A distribution paid shortly after you have purchased shares in a Fund will reduce the net asset value of the shares by the amount of the distribution, which nevertheless will be taxable to you even though it represents a return of a portion of your investment.
BACKUP WITHHOLDING. If you are an individual or certain other noncorporate shareholder and do not furnish a Fund with a correct taxpayer identification number, the Fund is required to withhold federal income tax at a rate of 31% (backup withholding) from all dividends, capital gain distributions, and redemption proceeds payable to you. Withholding at that rate from dividends and capital gain distributions payable to you also is required if you otherwise are subject to backup withholding. To avoid backup withholding, you must provide a taxpayer identification number and state that you are not subject to backup withholding due to the under-reporting of your income. This certification is included as part of your application. Please complete it when you open your account.


TAX STATUS OF THE FUNDS. Each Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the IRC and, if so qualified, will not be liable for federal income tax on earnings and gains distributed to its shareholders in a timely manner. This section is not intended to be a full discussion of present or proposed federal income tax law and its effects on the Funds and investors therein. See the SAI for a further discussion. There may be other federal, state, or local tax considerations applicable to a particular investor. You are therefore urged to consult your own tax adviser.

PERFORMANCE INFORMATION
Each Fund may advertise a variety of types of performance information, including "average annual total return," "total return," and "cumulative total return." Each of these figures is based upon historical results and does not represent the future performance of a Fund. Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a Fund assuming the reinvestment of all dividends and other distributions. Total return figures are not annualized and simply represent the aggregate change of a Fund's investments over a specified period of time.

                               SHAREHOLDER MANUAL


HOW TO BUY SHARES                                                    II-1
DETERMINING YOUR SHARE PRICE                                         II-5
HOW TO SELL SHARES                                                   II-6
SHAREHOLDER SERVICES                                                 II-9
REGULAR INVESTMENT PLANS                                             II-10
RETIREMENT PLAN SERVICES                                             II-12
SPECIAL SITUATIONS                                                   II-12

HOW TO BUY SHARES

All the Strong Funds are 100% NO-LOAD, meaning you may purchase, redeem, or exchange shares directly at net asset value without paying a sales charge. Because each Fund's net asset value changes daily, your purchase price will be the next net asset value determined after the Fund receives and accepts your purchase order.


Whether you are opening a new account or adding to an existing one, the Fund provides you with several methods to buy its shares.

     TO OPEN A NEW ACCOUNT


MAIL   BY CHECK
         Complete and sign the application. Make your check or money order payable to "Strong Funds."
               Mail to Strong Funds, P.O. Box 2936, Milwaukee, Wisconsin 53201. If
      you're using an express delivery service, send to Strong Funds, 900 Heritage
                                        Reserve, Menomonee Falls, Wisconsin 53051.
        BY EXCHANGE
           Call 1-800-368-3863 for instructions on establishing an account with an exchange by mail.


    TELEPHONE      BY EXCHANGE
                     Call 1-800-368-3863 to establish a new account by exchanging funds from
  1-800-368-3863                                           an existing Strong Funds account.
24 HOURS A DAY,   Sign up for telephone exchange services when you open your account. To add
   7 DAYS A WEEK    the telephone exchange option to your account, call 1-800-368-3863 for a
                                                           Shareholder Account Options Form.
                  Please note that your accounts must be identically registered and that you must exchange enough into the new account to meet the minimum initial investment.
                  Or use STRONG DIRECTSM, Strong Funds' automated telephone response system.
                                                                        Call 1-800-368-7550.



IN PERSON  Stop by our Investor Center in Menomonee Falls, Wisconsin. Call 1-800
                                              368-3863 for hours and directions.
                                                            The Investor Center
                                       will only accept checks or money orders
                                                     payable to "Strong Funds."



WIRE  Call 1-800-368-3863 for instructions on opening an account by wire.


AUTOMATICALLY  USE STRONG'S "NO-MINIMUM INVESTMENT PROGRAM."
                 If you sign up for Strong's Automatic Investment Plan when you open your account and contribute monthly, Strong Funds will waive the Fund's minimum initial investment (see chart on page II-4).
               Complete the Automatic Investment Plan section on the account application.
                                        Mail to the address indicated on the application.


BROKER-DEALER    You may purchase shares in the Fund through a broker-dealer or other institution that may charge a transaction fee.
               Strong Funds may only accept requests to purchase shares into a broker dealer street name account from the broker-dealer.

                         TO ADD TO AN EXISTING ACCOUNT

BY CHECK
- Complete an Additional Investment Form provided at the bottom of your account statement, or write a note indicating your fund account number and registration. Make your check or money order payable to "Strong Funds."
- Mail to Strong Funds, P.O. Box 2936, Milwaukee, Wisconsin 53201. If you're using an express delivery service, send to Strong Funds, 900 Heritage Reserve, Menomonee Falls, Wisconsin 53051.
BY EXCHANGE
- Call 1-800-368-3863 for instructions on exchanging by mail.

BY EXCHANGE
- Add to an account by exchanging funds from another Strong Funds account.

- Sign up for telephone exchange services when you open your account. To add the telephone exchange option to your account, call 1-800-368-3863 for a Shareholder Account Options Form.

- Please note that the accounts must be identically registered and that the minimum exchange is $50 or the balance of your account, whichever is less.
BY TELEPHONE PURCHASE

- Sign up for telephone purchase when you open your account to make additional investments from $50 to $25,000 into your Strong Funds account by telephone. To add this option to your account, call 1-800-368-3863 for a Shareholder Account Options Form.

Or use STRONG DIRECT SM, Strong Funds' automated telephone response system. Call 1-800-368-7550.

- Stop by our Investor Center in Menomonee Falls, Wisconsin. Call
  1-800-368-3863 for hours and directions.
- The Investor Center can only accept checks or money orders.

Call 1-800-368-3863 for instructions on adding to an account by wire.

USE ONE OF STRONG'S AUTOMATIC INVESTMENT PROGRAMS. Sign up for these services when you open your account, or call 1-800-368-3863 for instructions on how to add them to your existing account.
- AUTOMATIC INVESTMENT PLAN. Make regular, systematic investments (minimum $50) into your Strong Funds account from your bank checking or NOW account. Complete the Automatic Investment Plan section on the account application.

- AUTOMATIC EXCHANGE PLAN. Make regular, systematic exchanges (minimum $50) from one eligible Strong Funds account to another. Call 1-800-368-3863 for an application.

- PAYROLL DIRECT DEPOSIT. Have a specified amount (minimum $50) regularly deducted from your paycheck, social security check, military allotment, or annuity payment invested directly into your Strong Funds account. Call 1-800-368-3863 for an application.
- AUTOMATIC DIVIDEND REINVESTMENT. Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Or, you may elect to have your dividends and capital gain distributions automatically invested in shares of another Strong Fund.

- You may purchase additional shares in a Fund through a broker-dealer or other institution that may charge a transaction fee.
- Strong Funds may only accept requests to purchase shares into a broker-dealer street name account from the broker-dealer.

                    WHAT YOU SHOULD KNOW ABOUT BUYING SHARES
- Please make all checks or money orders payable to "Strong Funds."
- We cannot accept third-party checks or checks drawn on banks outside the U.S.
- You will be charged a $20 service fee for each check, wire, or Electronic Funds Transfer ("EFT") purchase that is returned unpaid, and you will be responsible for any resulting losses suffered by a Fund.
- Further documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact.
- A Fund reserves the right to decline to accept your purchase order upon receipt for any reason.

- Exchange Feature - Please note that certain Strong Funds that you may exchange into may impose a redemption fee of 0.5% on shares held for less than six months.

- Minimum Investment Requirements:

                                             To open a regular account     $2,500

              To open a regular IRA, Roth IRA, or one-person SEP account   $250

                                       To open an Education IRA account    $500*

                                            To open an UGMA/UTMA account   $250

     To open a SIMPLE, SEP-IRA, Keogh, Profit Sharing        the lesser of $250
           or Money Purchase Pension Plan, or 403(b) account     or $25 per month

                    To open a qualified retirement plan account where the Advisor
      or a financial intermediary provides administrative services     No Minimum

                                            To add to an existing account     $50



* Not eligible for the Automatic Investment Plan and No-Minimum Investment Program.


The Funds offer a No-Minimum Investment Plan that waives the minimum initial investment requirements for investors who participate in the Strong Automatic Investment Plan and invest monthly (described on page II-11). Unless you participate in the Strong No-Minimum Investment Program, please ensure your purchases meet the minimum investment requirements.

Under certain circumstances (for example, if you discontinue a No-Minimum Investment Program before you reach a Fund's minimum initial investment), each Fund reserves the right to close your account. Before taking such action, a Fund will provide you with written notice and at least 60 days in which to reinstate an investment program or otherwise reach the minimum initial investment required.

                   COMMON STOCK FUND IS CLOSED TO NEW INVESTORS

The Common Stock Fund is closed to new investors, except the Fund may continue to offer its shares through certain 401(k) plans and similar company-sponsored retirement plans. Current shareholders of the Common Stock Fund may continue to add to an account through the reinvestment of dividends and cash distributions on any Common Stock Fund shares owned, through the purchase of additional Common Stock Fund shares, and through exchanges from other Strong Fund accounts, which includes accounts where the shareholder is the owner, a joint owner, or a custodian for a minor child. Current shareholders may also open up new accounts including Education IRA accounts where the shareholder will be either the depositor, "responsible person," or the beneficiary. Employee benefit plans (that are not 401(k) retirement plans) that became shareholders on or before the March 19, 1993 closing date may continue to purchase Fund shares in the course of their normal operations. Additionally, directors of the Fund and employees and directors of the Fund's Advisor and Distributor may continue to open new Fund accounts. Shareholders of other Strong Funds are not able to exchange into the Fund. The Fund may resume sales to new investors at some future date, but it has no present intention to do so.

DETERMINING YOUR SHARE PRICE

Generally, when you make any purchases, sales, or exchanges, the price of your shares will be the net asset value ("NAV") next determined after Strong Funds receives your request in proper form. If Strong Funds receives such request prior to the close of the New York Stock Exchange ("Exchange") on a day on which the Exchange is open, your share price will be the NAV determined that day. The NAV for each Fund is normally determined as of 3:00 p.m. Central Time ("CT") each day the Exchange is open. The Funds reserve the right to change the time at which purchases, redemptions, and exchanges are priced if the Exchange closes at a time other than 3:00 p.m. CT or if an emergency exists. Each Fund's NAV is calculated by taking the fair value of a Fund's total assets, subtracting all its liabilities, and dividing by the total number of shares outstanding. Expenses are accrued daily and applied when determining the NAV.

A Fund's portfolio securities are valued based on market quotations or at fair value as determined by the method selected by each Fund's Board of Directors. Equity securities traded on a national securities exchange or NASDAQ are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded. Securities traded on NASDAQ for which there were no transactions on a given day or securities not listed on an exchange or NASDAQ are valued at the average of the most recent bid and asked prices. Other exchange-traded securities (generally foreign securities) will be valued based on market quotations.
Securities quoted in foreign currency are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily NAV per share is determined. Although the Funds value their foreign assets in U.S. dollars on a daily basis, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Foreign currency exchange rates are generally determined prior to the close of trading on the Exchange. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the Exchange. Such events would not normally be reflected in a calculation of a Fund's NAV on that day. If events that materially affect the value of a Fund's foreign investments or the foreign currency exchange rates occur during such period, the investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors.

HOW TO SELL SHARES
You can access the money in your account at any time by selling (redeeming) some or all of your shares back to the Fund. Once your redemption request is received in proper form, Strong will normally mail you the proceeds the next business day and, in any event, no later than seven days thereafter.
To redeem shares, you may use any of the methods described in the following chart. However, if you are selling shares in a retirement account, please call 1-800-368-3863 for instructions. Please note that there is a $10.00 fee for closing an IRA or other retirement account or for transferring assets to another custodian. For your protection, certain requests may require a signature guarantee. (See "Special Situations - Signature Guarantees.")

                                                          TO SELL SHARES

---------------------------

MAIL                         FOR INDIVIDUAL, JOINT TENANT, AND UGMA/UTMA ACCOUNTS
                             Write a "letter of instruction" that includes the following information:
FOR YOUR PROTECTION CERTAIN       your account number, the dollar amount or number of shares you wish
REDEMPTION REQUESTS MAY       to redeem, each owner's name, your street address, and the signature of
REQUIRE A SIGNATURE                                          each owner as it appears on the account.
GUARANTEE. SEE "SPECIAL           Mail to Strong Funds, P.O. Box 2936, Milwaukee, Wisconsin 53201. If
SITUATIONS - SIGNATURE        you're using an express delivery service, send to 900 Heritage Reserve,
GUARANTEES."                                                        Menomonee Falls, Wisconsin 53051.
                             FOR TRUST ACCOUNTS
                                    Same as above. Please ensure that all trustees sign the letter of instruction.
                             FOR OTHER REGISTRATIONS
                                                                Call 1-800-368-3863 for instructions.


TELEPHONE              Sign up for telephone redemption services when you open your account by checking the "Yes" box in the appropriate section of the account application.
1-800-368-3863          To add the telephone redemption option to your account, call 1-800-368
24 HOURS A DAY,                                  3863 for a Shareholder Account Options Form.
7 DAYS A WEEK         Once the telephone redemption option is in place, you may sell shares by phone and arrange to receive the proceeds in one of three ways:
                                                                    TO RECEIVE A CHECK BY MAIL
                       At no charge, we will mail a check to the address to which your account is registered.
                                                                             TO DEPOSIT BY EFT
                               At no charge, we will transmit the proceeds by Electronic Funds
                      Transfer (EFT) to a pre-authorized bank account. Usually, the funds will arrive at your bank two banking days after we process your redemption.
                                                                            TO DEPOSIT BY WIRE
                      For a $10 fee, we will transmit the proceeds by wire to a pre-authorized bank account. Usually, the funds will arrive at your bank the next banking day after we process your redemption.
                           You may also use STRONG DIRECTSM, Strong Funds' automated telephone response system. Call 1-800-368-7550.


AUTOMATICALLY          You can set up automatic withdrawals from your account at regular intervals. To establish the Systematic Withdrawal Plan, request a form by calling 1-800-368-3863.


BROKER-DEALER  You may also redeem shares through broker-dealers or other financial intermediaries who may charge a transaction fee.

                   WHAT YOU SHOULD KNOW ABOUT SELLING SHARES


If you have recently purchased shares, please be aware that your redemption request may not be honored until the purchase check or electronic transaction has cleared your bank, which generally occurs within ten calendar days.

- You will be charged a $10 service fee for a stop-payment and replacement of a redemption or dividend check.
- The right of redemption may be suspended during any period in which (i) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.
- If you are selling shares you hold in certificate form, you must submit the certificates with your redemption request. Each registered owner must endorse the certificates and all signatures must be guaranteed.
- Further documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact.
                            REDEMPTIONS IN KIND
If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for a Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
WHAT YOU SHOULD KNOW ABOUT TELEPHONE REDEMPTIONS
- The Funds reserve the right to refuse a telephone redemption if they believe it advisable to do so.
- Once you place your telephone redemption request, it cannot be canceled or modified.
- Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Funds and their transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Funds may incur liability if they do not follow these procedures.

- Because of increased telephone volume, you may experience difficulty in implementing a telephone redemption during periods of dramatic economic or market changes. In these situations, investors may want to consider using STRONG DIRECTSM, our automated telephone system, to effect such a transaction by calling 1-800-368-7550.

SHAREHOLDER SERVICES
INFORMATION SERVICES
24-HOUR ASSISTANCE. Strong Funds has registered representatives available to help you 24 hours a day, 7 days a week. Call 1-414-359-1400 or toll-free 1-800-368-3863. You may also write to Strong Funds at the address on the cover of this Prospectus, or e-mail us at service@strong-funds.com.

STRONG DIRECT SM AUTOMATED TELEPHONE SYSTEM. Also available 24 hours a day, the STRONG DIRECTSM automated response system enables you to use a touch-tone phone to hear fund quotes and returns on any Strong Fund. You may also confirm account balances, hear records of recent transactions and dividend activity (1-800-368-5550), and perform purchases, exchanges or redemptions among your existing Strong accounts (1-800-368-7550). You may also perform an exchange to open a new Strong account provided that your account has the telephone exchange option. Please note that your accounts must be identically registered and you must exchange enough into the new account to meet the minimum initial investment. Your account information is protected by a personal code.


STRONG NETDIRECTSM. Available 24 hours a day from your personal computer, STRONG NETDIRECTSM allows you to use the Internet to access your Strong Funds account information. You may access specific account history, view current account balances, obtain recent dividend activity, and perform purchases, exchanges, or redemptions among your existing Strong accounts.


To register for netDirect, please visit our web site at http://www.strong-funds.com. Your account information is protected by a personal password and Internet encryption technology. For more information on this service, please call 1-800-359-3379 or e-mail us at service@strong-funds.com.

STATEMENTS AND REPORTS. At a minimum, each Fund will confirm all transactions for your account on a quarterly basis. We recommend that you file each quarterly statement - and, especially, each calendar year-end statement - with your other important financial papers, since you may need to refer to them at a later date for tax purposes. Should you need additional copies of previous statements, you may order confirmation statements for the current and preceding year at no charge. Statements for earlier years are available for $10 each. Call 1-800-368-3863 to order past statements.

Each year, you will also receive a statement confirming the tax status of any distributions paid to you, as well as an annual report containing audited financial statements and a semi-annual report.

To reduce the volume of mail you receive, only one copy of certain materials, such as prospectuses and shareholder reports, is mailed to your household. Call 1-800-368-3863 if you wish to receive additional copies, free of charge.
More complete information regarding each Fund's investment policies and services is contained in its SAI, which you may request by calling or writing Strong Funds at the phone number and address on the cover of this Prospectus.

CHANGING YOUR ACCOUNT INFORMATION. So that you continue receiving your Strong correspondence, including any dividend checks and statements, please notify us in writing as soon as possible or call us at 1-800-368-3863 if your address changes. You may use the Additional Investment Form at the bottom of your confirmation statement, or simply write us a letter of instruction that contains the following information:

     1.      a written request to change the address,
     2.      the account number(s) for which the address is to be changed,
     3.      the new address, and
     4.      the signatures of all owners of the accounts.
Please send your request to the address on the cover of this Prospectus.

Changes to an account's registration - such as adding or removing a joint owner, changing an owner's name, or changing the type of your account - must also be submitted in writing. Please call 1-800-368-3863 for instructions. For your protection, some requests may require a signature guarantee.

                         TRANSACTION SERVICES

EXCHANGE PRIVILEGE. You may exchange shares between identically registered Strong Funds accounts, either in writing, by telephone, or through your personal computer. By establishing exchange services, you authorize the Fund and its agents to act upon your instruction through the telephone or personal computer to exchange shares from any account you specify. For tax purposes, an exchange is considered a sale and a purchase of Fund shares. Please obtain and read the appropriate prospectus before investing in any of the Strong Funds. Since an excessive number of exchanges may be detrimental to the Funds, each Fund reserves the right to discontinue the exchange privilege of any shareholder at any time.

REGULAR INVESTMENT PLANS
Strong Funds' Automatic Investment Plan, Payroll Direct Deposit Plan, and Automatic Exchange Plan, all discussed below, are methods of implementing DOLLAR COST AVERAGING. Dollar cost averaging is an investment strategy that involves investing a fixed amount of money at regular time intervals. By always investing the same set amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Ultimately, by using this principle in conjunction with fluctuations in share price, your average cost per share may be less than your average transaction price. A program of regular investment cannot ensure a profit or protect against a loss during declining markets. Since such a program involves continuous investment regardless of fluctuating share values, you should consider your ability to continue the program through periods of both low and high share-price levels.


AUTOMATIC INVESTMENT PLAN. The Automatic Investment Plan allows you to make regular, systematic investments in a Fund from your bank checking, savings, or NOW account. You may choose to make investments on any day of the month in amounts of $50 or more. You can set up the Automatic Investment Plan with any financial institution that is a member of the Automated Clearing House. Because each Fund has the right to close an investor's account for failure to reach the minimum initial investment, please consider your ability to continue this Plan until you reach the minimum initial investment. To establish the Plan, complete the Automatic Investment Plan section on the account application, or call 1-800-368-3863 for an application.

PAYROLL DIRECT DEPOSIT PLAN. Once you meet a Fund's minimum initial investment requirement, you may purchase additional Fund shares through the Payroll Direct Deposit Plan. Through this Plan, periodic investments (minimum $50) are made automatically from your payroll check into your existing Fund account. By enrolling in the Plan, you authorize your employer or its agents to deposit a specified amount from your payroll check into the Fund's bank account. In most cases, your Fund account will be credited the day after the amount is received by the Fund's bank. In order to participate in the Plan, your employer must have direct deposit capabilities through the Automated Clearing House available to its employees. The Plan may be used for other direct deposits, such as social security checks, military allotments, and annuity payments.

To establish Direct Deposit for your account, call 1-800-368-3863 to request a form. Once the Plan is established, you may alter the amount of the deposit, alter the frequency of the deposit, or terminate your participation in the program by notifying your employer.

AUTOMATIC EXCHANGE PLAN. The Automatic Exchange Plan allows you to make regular, systematic exchanges (minimum $50) from one Strong Funds account into another Strong Funds account. By setting up the Plan, you authorize the Fund and its agents to redeem a set dollar amount or number of shares from the first account and purchase shares of a second Strong Fund. In addition, you authorize a Fund and its agents to accept telephone instructions to change the dollar amount and frequency of the exchange. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in a capital gain or loss. To establish the Plan, request a form by calling 1-800-368-3863.

To participate in the Automatic Exchange Plan, you must have an initial account balance of $2,500 in the first account and at least the minimum initial investment in the second account. However, the minimum initial investment in the second account is waived if you select a monthly investment schedule. Exchanges may be made on any day or days of your choice. If the amount remaining in the first account is less than the exchange amount you requested, then the remaining amount will be exchanged. At such time as the first account has a zero balance, your participation in the Plan will be terminated. You may also terminate the Plan at any time by calling or writing to the Fund. Once participation in the Plan has been terminated for any reason, to reinstate the Plan you must do so in writing; simply investing additional funds will not reinstate the Plan.

SYSTEMATIC WITHDRAWAL PLAN. You can set up automatic withdrawals from your account at regular intervals. To begin distributions, you must have an initial balance of $5,000 in your account and withdraw at least $50 per payment. To establish the Systematic Withdrawal Plan, request a form by calling 1-800-368-3863. Depending upon the size of the account and the withdrawals requested (and fluctuations in net asset value of the shares redeemed), redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust the account. If the amount remaining in the account is not sufficient to meet a Plan payment, the remaining amount will be redeemed and the Plan will be terminated.

RETIREMENT PLAN SERVICES


We offer a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on IRAs, including Roth IRAs, or SEP-IRAs for a one-person business, call 1-800-368-3863. If you are interested in opening a 401(k) or other company-sponsored retirement plan (SIMPLE, SEP, Keogh, 403(b)(7), pension or profit sharing), call 1-800-368-2882 and a Strong Retirement Plan Specialist will help you determine which retirement plan would be best for your company. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.

SPECIAL SITUATIONS
POWER OF ATTORNEY. If you are investing as attorney-in-fact for another person, please complete the account application in the name of such person and sign the back of the application in the following form: "[applicant's name] by [your name], attorney-in-fact." To avoid having to file an affidavit prior to each transaction, please complete the Power of Attorney form available from Strong Funds at 1-800-368-3863. However, if you would like to use your own power of attorney form, please call the same number for instructions.
CORPORATIONS AND TRUSTS. If you are investing for a corporation, please include with your account application a certified copy of your corporate resolution indicating which officers are authorized to act on behalf of the corporation. As an alternative, you may complete a Certification of Authorized Individuals, which can be obtained from the Funds. Until a valid corporate resolution or Certification of Authorized Individuals form is received by the Fund, services such as telephone and wire redemption will not be established.

If you are investing as a trustee (including trustees of a retirement plan), please include the date of the trust. All trustees must sign the application. If they do not, services such as telephone and wire redemption will not be established. All trustees must sign redemption requests unless proper documentation to the contrary is provided to the Fund. Failure to provide these documents or signatures as required when you invest may result in delays in processing redemption requests.

FINANCIAL INTERMEDIARIES. If you purchase or redeem shares of a Fund through a financial intermediary, certain features of the Fund relating to such transactions may not be available or may be modified. In addition, certain operational policies of a Fund, including those related to settlement and dividend accrual, may vary from those applicable to direct shareholders of the Fund and may vary among intermediaries. We urge you to consult your financial intermediary for more information regarding these matters. In addition, a Fund may pay, directly or indirectly through arrangements with the Advisor, amounts to financial intermediaries that provide transfer agent type and/or other administrative services to their customers provided, however, that the Fund will not pay more for these services through intermediary relationships than it would if the intermediaries' customers were direct shareholders in the Fund. Certain financial intermediaries may charge an advisory, transaction, or other fee for their services. You will not be charged for such fees if you purchase or redeem your Fund shares directly from a Fund without the intervention of a financial intermediary.

SIGNATURE GUARANTEES. A signature guarantee is designed to protect you and the Funds against fraudulent transactions by unauthorized persons. In the following instances, the Funds will require a signature guarantee for all authorized owners of an account:
- when you add the telephone redemption option to your existing account;
- if you transfer the ownership of your account to another individual or organization;

- when you submit a written redemption request for more than $50,000;

- when you request to redeem or redeposit shares that have been issued in certificate form;
- if you open an account and later decide that you want certificates;
- when you request that redemption proceeds be sent to a different name or address than is registered on your account;
- if you add/change your name or add/remove an owner on your account; and
- if you add/change the beneficiary on your transfer-on-death account.
A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms, and others. PLEASE NOTE THAT A NOTARY PUBLIC STAMP OR SEAL IS NOT ACCEPTABLE.

                                     NOTES

                                     NOTES

                                     NOTES

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")



                            STRONG COMMON STOCK FUND

                             STRONG DISCOVERY FUND


                               STRONG GROWTH FUND


                             STRONG GROWTH 20 FUND


                              STRONG MID CAP FUND


                            STRONG OPPORTUNITY FUND

                             STRONG SMALL CAP FUND

                          STRONG SMALL CAP VALUE FUND


                                 P.O. Box 2936
                           Milwaukee, Wisconsin 53201
                           Telephone: (414) 359-1400
                           Toll-Free: (800) 368-3863

                        e-mail: service@strong-funds.com


                     Web Site:  http://www.strong-funds.com




Throughout this SAI, "the Fund" is intended to refer to each Fund listed above, unless otherwise indicated. This SAI is not a Prospectus and should be read together with the Prospectus for the Fund dated May 1, 1998. Requests for copies of the Prospectus should be made by calling any number listed above.
The financial statements appearing in the Annual Report, which accompanies this SAI, are incorporated into this SAI by reference.

                                  May 1, 1998

TABLE OF CONTENTS                                                          PAGE

INVESTMENT RESTRICTIONS........................................................3
INVESTMENT POLICIES AND TECHNIQUES.............................................5
Borrowing......................................................................5
Convertible Securities.........................................................5
Depositary Receipts............................................................5
Derivative Instruments.........................................................6
Foreign Investment Companies..................................................15
Foreign Securities............................................................15
High-Yield (High-Risk) Securities.............................................16
Illiquid Securities...........................................................17
Lending of Portfolio Securities...............................................18
Mortgage- and Asset-Backed Debt Securities....................................18
Repurchase Agreements.........................................................20
Reverse Repurchase Agreements and Mortgage Dollar Rolls.......................20
Short Sales...................................................................20
Small and Medium Companies....................................................20
Warrants......................................................................21
When-Issued and Delayed-Delivery Securities...................................21
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities..........................21
DIRECTORS AND OFFICERS........................................................22
PRINCIPAL SHAREHOLDERS........................................................23
INVESTMENT ADVISOR............................................................24
DISTRIBUTOR...................................................................27
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................27
CUSTODIAN.....................................................................31
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT..................................31
TAXES.........................................................................33
DETERMINATION OF NET ASSET VALUE..............................................35
ADDITIONAL SHAREHOLDER INFORMATION............................................35
ORGANIZATION..................................................................37
SHAREHOLDER MEETINGS..........................................................37
PERFORMANCE INFORMATION.......................................................38
GENERAL INFORMATION...........................................................44
PORTFOLIO MANAGEMENT..........................................................46
INDEPENDENT ACCOUNTANTS.......................................................49
LEGAL COUNSEL.................................................................49
FINANCIAL STATEMENTS..........................................................49
APPENDIX......................................................................50





No person has been authorized to give any information or to make any representations other than those contained in this SAI and its corresponding Prospectus, and if given or made, such information or representations may not be relied upon as having been authorized. This SAI does not constitute an offer to sell securities.

                            INVESTMENT RESTRICTIONS



FUNDAMENTAL INVESTMENT LIMITATIONS



The following are the Fund's fundamental investment limitations which, along with the Fund's investment objective (which is described in the Prospectus), cannot be changed without shareholder approval.



Unless indicated otherwise below, the Fund:



1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (1) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.



2. May (1) borrow money from banks and (2) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 ("1940 Act") which may involve a borrowing, provided that the combination of
(1) and (2) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from the other Strong Funds or other persons to the extent permitted by applicable law.


3.     May not issue senior securities, except as permitted under the 1940 Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).


6. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (1) purchases of debt securities or other debt instruments, or (2) engaging in repurchase agreements.


7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.


With respect to Growth 20 Fund, Fundamental Policy No. 1 does not apply because the Fund is non-diversified.

NON-FUNDAMENTAL OPERATING POLICIES



The following are the Fund's non-fundamental operating policies which may be changed by the Fund's Board of Directors without shareholder approval.



The Fund may not:



1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission ("SEC") or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.


2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.


3. Invest in illiquid securities if, as a result of such investment, more than 15% (10% with respect to a money fund) of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.


4. Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

5. Invest all of its assets in the securities of a single open-end investment management company with substantially the same fundamental investment objective, restrictions and policies as the Fund.

6. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the Commodity Exchange Act), provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act), do not exceed 5% of the Fund's net assets.


7. Borrow money except (1) from banks or (2) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.



8.     Make any loans other than loans of portfolio securities, except through
(1) purchases of debt securities or other debt instruments, or (2) engaging in repurchase agreements.



Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (I.E. due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

                       INVESTMENT POLICIES AND TECHNIQUES



The following information supplements the discussion of the Fund's investment objective, policies, and techniques described in the Prospectus.


BORROWING


The Fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act which may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements). However, the Fund may not purchase securities when bank borrowings exceed 5% of the Fund's total assets. Presently, the Fund only intends to borrow from banks for temporary or emergency purposes.



The Fund has established a line-of-credit ("LOC") with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by the Fund within 60 days and is not extended or renewed. The Fund intends to use the LOC to meet large or unexpected redemptions that would otherwise force the Fund to liquidate securities under circumstances which are unfavorable to the Fund's remaining shareholders. The Fund pays a commitment fee to the banks for the LOC.


CONVERTIBLE SECURITIES


Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.
Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.


The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.


A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.



DEPOSITARY RECEIPTS


The Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"), or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in the European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of the Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs and EDRs shall be treated as indirect foreign investments. For example, an ADR or EDR representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.


ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.


A depositary may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facility. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depositary receipts.


Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

DERIVATIVE INSTRUMENTS


IN GENERAL. The Fund may use derivative instruments for any lawful purpose consistent with its investment objective such as hedging or managing risk. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."



A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to OPTIONS or FORWARD CONTRACTS. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter ("OTC") options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.


An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

A forward is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.


HEDGING. The Fund may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or are anticipated to be held in, its portfolio. Derivatives may also be used to "lock-in" realized but unrecognized gains in the value of its portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment.



MANAGING RISK. The Fund may also use derivative instruments to manage the risks of its portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in its portfolio, establishing a position in the derivatives markets as a substitute for buying or selling certain securities, or creating or altering exposure to certain asset classes, such as equity, debt, or foreign securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than "traditional" securities (I.E., stocks or bonds) would.



EXCHANGE AND OTC DERIVATIVES. Derivative instruments may be exchange-traded or traded in OTC transactions between private parties. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally very liquid. The exchange clearinghouse is the counterparty of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty. OTC transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.


RISKS AND SPECIAL CONSIDERATIONS. The use of derivative instruments involves risks and special considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.


(1) MARKET RISK. The primary risk of derivatives is the same as the risk of the underlying assets, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the ability of Strong Capital Management, Inc. ("Advisor"), to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. The Advisor's decision to engage in a derivative instrument will reflect its judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objectives, investment limitations, and operating policies. In making such a judgment, the Advisor will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Fund's entire portfolio and investment objective.



(2) CREDIT RISK. The Fund will be subject to the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses. The Fund will enter into transactions in derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract.

(3) CORRELATION RISK. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of a derivative instruments used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.


(4) LIQUIDITY RISK. Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirement to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund was unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired, matured, or was closed out. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.


(5) LEGAL RISK. Legal risk is the risk of loss caused by the legal unenforcibility of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) SYSTEMIC OR "INTERCONNECTION" RISK. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses at other dealers and destabilize the entire market for OTC derivative instruments.


GENERAL LIMITATIONS. The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission ("CFTC"), and various state regulatory authorities. In addition, the Fund's ability to use derivative instruments may be limited by certain tax considerations.



The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. In accordance with Rule 4.5 of the regulations under the Commodity Exchange Act ("CEA"), the notice of eligibility for the Fund includes representations that the Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold other positions in futures contracts and related options that do not qualify as a bona fide hedging position if the aggregate initial margin deposits and premiums required to establish these positions, less the amount by which any such futures contracts and related options positions are "in the money," do not exceed 5% of the Fund's net assets. Adherence to these guidelines does not limit the Fund's risk to 5% of the Fund's assets.



The SEC has identified certain trading practices involving derivative instruments that involve the potential for leveraging the Fund's assets in a manner that raises issues under the 1940 Act. In order to limit the potential for the leveraging of the Fund's assets, as defined under the 1940 Act, the SEC has stated that the Fund may use coverage or the segregation of the Fund's assets. To the extent required by SEC guidelines, the Fund will not enter into any such transactions unless it owns either: (1) an offsetting ("covered") position in securities, options, futures, or derivative instruments; or (2) cash or liquid securities positions with a value sufficient at all times to cover its potential obligations to the extent that the position is not "covered". The Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.



In some cases, the Fund may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class. In such cases, when the Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to set aside liquid assets in a segregated account to secure its obligations under the derivative instruments, the Advisor may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the liquid assets set aside in the segregated account (unless another interpretation is specified by applicable regulatory requirements).



OPTIONS. The Fund may use options for any lawful purpose consistent with its investment objective such as hedging or managing risk. An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price ("strike price" or "exercise price") at or before a certain time ("expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. The Fund may buy or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.



The Fund may purchase (buy) and write (sell) put and call options underlying assets and enter into closing transactions with respect to such options to terminate an existing position. The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described under "Investment Policies and Techniques - Illiquid Securities." Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.


The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.


The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and the other party to the transaction ("counterparty") (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.



The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counter parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.



The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market represented by the relevant market index.



The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.



SPREAD TRANSACTIONS. The Fund may use spread transactions for any lawful purpose consistent with its investment objective such as hedging or managing risk. The Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relation to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, I.E., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.



FUTURES CONTRACTS. The Fund may use futures contracts for any lawful purpose consistent with its investment objective such as hedging or managing risk. The Fund may enter into futures contracts, including, but not limited to, interest rate and index futures. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Advisor believes it is more advantageous to the Fund than purchasing the futures contract.



To the extent required by regulatory authorities, the Fund only enters into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through the use of futures contracts.

An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (E.G., debt security) for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.



No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.



Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.


Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.


If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.


Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.


FOREIGN CURRENCIES. The Fund may purchase and sell foreign currency on a spot basis, and may use currency-related derivatives instruments such as options on foreign currencies, futures on foreign currencies, options on futures on foreign currencies and forward currency contracts (I.E., an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into). The Fund may use these instruments for hedging or any other lawful purpose consistent with the Fund's investment objective, including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging. The Fund's use of currency-related derivative instruments will be directly related to the Fund's current or anticipated portfolio securities, and the Fund may engage in transactions in currency-related derivative instruments as a means to protect against some or all of the effects of adverse changes in foreign currency exchange rates on its investment portfolio. In general, if the currency in which a portfolio investment is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the portfolio investment expressed in U.S. dollars.



For example, the Fund might use currency-related derivative instruments to "lock in" a U.S. dollar price for a portfolio investment, thereby enabling the Fund to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. The Fund also might use currency-related derivative instruments when the Advisor believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, and it may use currency-related derivative instruments to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may use currency-related derivative instruments to hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. The use of this basket hedging technique may be more efficient and economical than using separate currency-related derivative instruments for each currency exposure held by the Fund. Furthermore, currency-related derivative instruments may be used for short hedges - for example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.



In addition, the Fund may use a currency-related derivative instrument to shift exposure to foreign currency fluctuations from one foreign country to another foreign country where the Advisor believes that the foreign currency exposure purchased will appreciate relative to the U.S. dollar and thus better protect the Fund against the expected decline in the foreign currency exposure sold. For example, if the Fund owns securities denominated in a foreign currency and the Advisor believes that currency will decline, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in a second foreign currency that the Advisor believes would better protect the Fund against the decline in the first security than would a U.S. dollar exposure. Hedging transactions that use two foreign currencies are sometimes referred to as "cross hedges." The effective use of currency-related derivative instruments by the Fund in a cross hedge is dependent upon a correlation between price movements of the two currency instruments and the underlying security involved, and the use of two currencies magnifies the risk that movements in the price of one instrument may not correlate or may correlate unfavorably with the foreign currency being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the currency instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.



The Fund also might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using currency-related derivative instruments on another foreign currency or a basket of currencies, the values of which the Advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The use of currency-related derivative instruments by the Fund involves a number of risks. The value of currency-related derivative instruments depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots (generally consisting of transactions of greater than $1 million).


There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.
Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.


Settlement of transactions in currency-related derivative instruments might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.



When the Fund engages in a transaction in a currency-related derivative instrument, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract or otherwise complete the contract. In other words, the Fund will be subject to the risk that a loss may be sustained by the Fund as a result of the failure of the counterparty to comply with the terms of the transaction. The counterparty risk for exchange-traded instruments is generally less than for privately negotiated or OTC currency instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund. The Fund will enter into transactions in currency-related derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract.



Purchasers and sellers of currency-related derivative instruments may enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract (or any other currency-related derivative instrument) at a time and price favorable to the Fund. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In the case of an exchange-traded instrument, the Fund will be able to close the position out only on an exchange which provides a market for the instruments. The ability to establish and close out positions on an exchange is subject to the maintenance of a liquid market, and there can be no assurance that a liquid market will exist for any instrument at any specific time. In the case of a privately negotiated instrument, the Fund will be able to realize the value of the instrument only by entering into a closing transaction with the issuer or finding a third party buyer for the instrument. While the Fund will enter into privately negotiated transactions only with entities who are expected to be capable of entering into a closing transaction, there can be no assurance that the Fund will in fact be able to enter into such closing transactions.



The precise matching of currency-related derivative instrument amounts and the value of the portfolio securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the currency-related derivative instrument position has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.


Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, the Fund will normally purchase or sell OTC options on foreign currency only when the Advisor reasonably believes a liquid secondary market will exist for a particular option at any specific time.

There will be a cost to the Fund of engaging in transactions in currency-related derivative instruments that will vary with factors such as the contract or currency involved, the length of the contract period and the market conditions then prevailing. The Fund using these instruments may have to pay a fee or commission or, in cases where the instruments are entered into on a principal basis, foreign exchange dealers or other counterparties will realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, for example, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.



When required by the SEC guidelines, the Fund will set aside permissible liquid assets in segregated accounts or otherwise cover the Fund's potential obligations under currency-related derivatives instruments. To the extent the Fund's assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets. As a result, if a large portion of the Fund's assets are so set aside, this could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.



The Advisor's decision to engage in a transaction in a particular currency-related derivative instrument will reflect the Advisor's judgment that the transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objectives and policies. In making such a judgment, the Advisor will analyze the benefits and risks of the transaction and weigh them in the context of the Fund's entire portfolio and objectives. The effectiveness of any transaction in a currency-related derivative instrument is dependent on a variety of factors, including the Advisor's skill in analyzing and predicting currency values and upon a correlation between price movements of the currency instrument and the underlying security. There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. In addition, the Fund's use of currency-related derivative instruments is always subject to the risk that the currency in question could be devalued by the foreign government. In such a case, any long currency positions would decline in value and could adversely affect any hedging position maintained by the Fund.



The Fund's dealing in currency-related derivative instruments will generally be limited to the transactions described above. However, the Fund reserves the right to use currency-related derivatives instruments for different purposes and under different circumstances. Of course, the Fund is not required to use currency-related derivatives instruments and will not do so unless deemed appropriate by the Advisor. It also should be realized that use of these instruments does not eliminate, or protect against, price movements in the Fund's securities that are attributable to other (I.E., non-currency related) causes. Moreover, while the use of currency-related derivatives instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain which may result from an increase in the value of that currency.



SWAP AGREEMENTS. The Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (I.E., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap;" interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.



The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, the Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement ("net amount"). The Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash and/or other appropriate liquid assets.



Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 ("IRC") may limit the Fund's ability to use swap agreements. The swaps market is largely unregulated.



The Fund will enter swap agreements only with counterparties that the Advisor reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.



ADDITIONAL DERIVATIVE INSTRUMENTS AND STRATEGIES. In addition to the derivative instruments and strategies described above and in the Prospectus, the Advisor expects to discover additional derivative instruments and other hedging or risk management techniques. The Advisor may utilize these new derivative instruments and techniques to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations, operating policies, and applicable regulatory authorities.


FOREIGN INVESTMENT COMPANIES


The Fund may invest, to a limited extent, in foreign investment companies.
Some of the countries in which the Fund invests may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for the Fund to invest in a foreign investment company in a country which permits direct foreign investment. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, the Fund may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. The Fund does not intend to invest in such investment companies unless, in the judgment of the Advisor, the potential benefits of such investments justify the payment of any associated fees and expenses.


FOREIGN SECURITIES


Investing in foreign securities involves a series of risks not present in investing in U.S. securities. Many of the foreign securities held by the Fund will not be registered with the SEC, nor will the foreign issuers be subject to SEC reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. companies. Disclosure and regulatory standards in many respects are less stringent in emerging market countries than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations may be extremely limited. Foreign companies, and in particular, companies in smaller and emerging capital markets are not generally subject to uniform accounting, auditing and financial reporting standards, or to other regulatory requirements comparable to those applicable to U.S. companies. The Fund's net investment income and capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.


The costs attributable to foreign investing that the Fund must bear frequently are higher than those attributable to domestic investing; this is particularly true with respect to emerging capital markets. For example, the cost of maintaining custody of foreign securities exceeds custodian costs for domestic securities, and transaction and settlement costs of foreign investing also frequently are higher than those attributable to domestic investing. Costs associated with the exchange of currencies also make foreign investing more expensive than domestic investing. Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other government taxes that could reduce the return of these securities. Tax treaties between the U.S. and foreign countries, however, may reduce or eliminate the amount of foreign tax to which the Fund would be subject.



Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and are earning no investment return. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.


HIGH-YIELD (HIGH-RISK) SECURITIES


IN GENERAL. Non-investment grade debt obligations ("lower-quality securities") include (1) bonds rated as low as C by Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Group ("S&P"), and comparable ratings of other nationally recognized statistical rating organizations ("NRSROs"); (2) commercial paper rated as low as C by S&P, Not Prime by Moody's, and comparable ratings of other NRSROs; and (3) unrated debt obligations of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to the Appendix for a description of the securities ratings.


EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.


All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.



As previously stated, the value of a lower-quality or comparable unrated security will decrease in a rising interest rate market and accordingly, so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would force the Fund to sell the more liquid portion of its portfolio.


PAYMENT EXPECTATIONS. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Fund.



CREDIT RATINGS. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in lower-quality and comparable unrated obligations will be more dependent on the Advisor's credit analysis than would be the case with investments in investment-grade debt obligations. The Advisor employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Advisor continually monitors the investments in the Fund's portfolio and carefully evaluates whether to dispose of or to retain lower-quality and comparable unrated securities whose credit ratings or credit quality may have changed.



LIQUIDITY AND VALUATION. The Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, the Fund's asset value and ability to dispose of particular securities, when necessary to meet the Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.



LEGISLATION. Legislation may be adopted, from time to time, designed to limit the use of certain lower-quality and comparable unrated securities by certain issuers. It is anticipated that if additional legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for the securities.


ILLIQUID SECURITIES


The Fund may invest in illiquid securities (I.E., securities that are not readily marketable). However, the Fund will not acquire illiquid securities if, as a result, the illiquid securities would comprise more than 15% (10% for money market funds) of the value of the Fund's net assets (or such other amounts as may be permitted under the 1940 Act). However, as a matter of internal policy, the Advisor intends to limit the Fund's investments in illiquid securities to 10% of its net assets.



 The Board of Directors of the Fund, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended ("Securities Act"), such as securities that may be resold to institutional investors under Rule 144A under the Securities Act and Section 4(2) commercial paper, may be considered liquid under guidelines adopted by the Fund's Board of Directors.



The Board of Directors of the Fund has delegated to the Advisor the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. The Board of Directors has directed the Advisor to look to such factors as (1) the frequency of trades or quotes for a security, (2) the number of dealers willing to purchase or sell the security and number of potential buyers, (3) the willingness of dealers to undertake to make a market in the security, (4) the nature of the security and nature of the marketplace trades, such as the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer, (5) the likelihood that the security's marketability will be maintained throughout the anticipated holding period, and (6) any other relevant factors. The Advisor may determine 4(2) commercial paper to be liquid if (1) the 4(2) commercial paper is not traded flat or in default as to principal and interest, (2) the 4(2) commercial paper is rated in one of the two highest rating categories by at least two NRSROs), or if only one NRSRO rates the security, by that NRSRO, or is determined by the Advisor to be of equivalent quality, and (3) the Advisor considers the trading market for the specific security taking into account all relevant factors. With respect to any foreign holdings, a foreign security may be considered liquid by the Advisor (despite its restricted nature under the Securities Act) if the security can be freely traded in a foreign securities market and all the facts and circumstances support a finding of liquidity.



Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced in accordance with pricing procedures adopted by the Board of Directors of the Fund. If through the appreciation of restricted securities or the depreciation of unrestricted securities the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable (except for 144A Securities and 4(2) commercial paper deemed to be liquid by the Advisor), the Fund will take such steps as is deemed advisable, if any, to protect the liquidity of the Fund's portfolio.



The Fund may sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


LENDING OF PORTFOLIO SECURITIES


The Fund is authorized to lend up to 33 1/3% of the total value of its portfolio securities to broker-dealers or institutional investors that the Advisor deems qualified, but only when the borrower maintains with the Fund's custodian bank collateral either in cash or money market instruments in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Although the Fund is authorized to lend, the Fund does not presently intend to engage in lending. In determining whether to lend securities to a particular broker-dealer or institutional investor, the Advisor will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loans at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when retaining such rights is considered to be in the Fund's interest.



MORTGAGE- AND ASSET-BACKED DEBT SECURITIES


Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities, such as the Government National Mortgage Association and the Federal National Mortgage Association, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities.



The rate of principal payment on mortgage- and asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any mortgage- and asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt securities. Among the principal differences are that interest and principal payments are made more frequently on mortgage-and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if the Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government-sponsored mortgage-backed securities.


While many mortgage- and asset-backed securities are issued with only one class of security, many are issued in more than one class, each with different payment terms. Multiple class mortgage- and asset-backed securities are issued
for two main reasons.   First, multiple classes may be used as a method of
providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (mortgage- and asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics which mimic the characteristics of non-mortgage- or asset-backed securities, such as floating interest rates (I.E., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.


The Fund may invest in stripped mortgage- or asset-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases such market value may be extremely volatile. With respect to certain stripped securities, such as interest only and principal only classes, a rate of prepayment that is faster or slower than anticipated may result in the Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade.



Mortgage- and asset-backed securities backed by assets, other than as described above, or in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The Fund may invest in such securities if such investment is otherwise consistent with its investment objectives and policies and with the investment restrictions of the Fund.



REPURCHASE AGREEMENTS



The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks. The Fund may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.



REVERSE REPURCHASE AGREEMENTS AND MORTGAGE DOLLAR ROLLS



The Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, the Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Fund generally retains the right to interest and principal payments on the security. Since the Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, the Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security.



The Fund may also enter into mortgage dollar rolls, in which the Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Fund.



The mortgage dollar rolls and reverse repurchase agreements entered into by the Fund may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Advisor believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.



SHORT SALES



The Fund may sell securities short (1) to hedge unrealized gains on portfolio securities or (2) if it covers such short sale with liquid assets as required by the current rules and positions of the SEC or its staff. Selling securities short against the box involves selling a security that the Fund owns or has the right to acquire, for delivery at a specified date in the future. If the Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

SMALL AND MEDIUM COMPANIES


The Fund may invest a substantial portion of its assets in small and medium companies. While small and medium companies generally have the potential for rapid growth, investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only OTC or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small and medium companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small and medium company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in the Fund that invests primarily in larger, more established companies. The Advisor's research efforts may also play a greater role in selecting securities for the Fund than in the Fund that invests in larger, more established companies.



WARRANTS



The Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.



WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES



The Fund may purchase securities on a when-issued or delayed-delivery basis. The price of debt obligations so purchased, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between the purchase and settlement, no payment is made by the Fund to the issuer and no interest on the debt obligations accrues to the Fund.
Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. While when-issued and delayed-delivery securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase these types of securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that its net asset value will be adversely affected by these types of securities purchases.



To the extent required by the SEC, the Fund will maintain cash and marketable securities equal in value to commitments for when-issued or delayed-delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then-available cash flow, sale of the securities held in the separate account, described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).



ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES



The Fund may invest in zero-coupon, step-coupon, and pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accruing that year. In order to continue to qualify as a "regulated investment company" or "RIC" under the IRC and avoid a certain excise tax, the Fund may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.




                             DIRECTORS AND OFFICERS



Directors and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each director who is deemed an "interested person," as defined in the 1940 Act, is indicated by an asterisk (*). Each officer and director holds the same position with the 26 registered open-end management investment companies consisting of 46 mutual funds ("Strong Funds"). The Strong Funds, in the aggregate, pay each Director who is not a director, officer, or employee of the Advisor, or any affiliated company (a "disinterested director") an annual fee of

$50,000, plus $100 per Board meeting for each Strong Fund. In addition, each disinterested director is reimbursed by the Strong Funds for travel and other expenses incurred in connection with attendance at such meetings. Other officers and directors of the Strong Funds receive no compensation or expense reimbursement from the Strong Funds.


*RICHARD S. STRONG (DOB 5/12/42), Director and Chairman of the Board of the Strong Funds.



Prior to August 1985, Mr. Strong was Chief Executive Officer of the Advisor, which he founded in 1974. Since August 1985, Mr. Strong has been a Security Analyst and Portfolio Manager of the Advisor. In October 1991, Mr. Strong also became the Chairman of the Advisor. Mr. Strong is a Director of the Advisor. Mr. Strong has been in the investment management business since 1967.



MARVIN E. NEVINS (DOB 7/19/18), Director of the Strong Funds.



Private Investor. From 1945 to 1980, Mr. Nevins was Chairman of Wisconsin Centrifugal Inc., a foundry. From July 1983 to December 1986, he was Chairman of General Casting Corp., Waukesha, Wisconsin, a foundry. Mr. Nevins is a former Chairman of the Wisconsin Association of Manufacturers & Commerce. He was also a regent of the Milwaukee School of Engineering and a member of the Board of Trustees of the Medical College of Wisconsin.

WILLIE D. DAVIS (DOB 7/24/34), Director of the Strong Funds.



Mr. Davis has been Director of Alliance Bank since 1980, Sara Lee Corporation (a food/consumer products company) since 1983, KMart Corporation (a discount consumer products company) since 1985, Dow Chemical Company since 1988, MGM Grand, Inc. (an entertainment/hotel company) since 1990, WICOR, Inc. (a utility company) since 1990, Johnson Controls, Inc. (an industrial company) since 1992, L.A. Gear (a footwear/sportswear company) since 1992, and Rally's Hamburger, Inc. since 1994. Mr. Davis has been a trustee of the University of Chicago since 1980 and Marquette University since 1988. Since 1977, Mr. Davis has been President and Chief Executive Officer of All Pro Broadcasting, Inc. Mr. Davis was a Director of the Fireman's Fund (an insurance company) from 1975 until 1990.

STANLEY KRITZIK (DOB 1/9/30), Director of the Strong Funds.



Mr. Kritzik has been a Partner of Metropolitan Associates since 1962, a Director of Aurora Health Care since 1987, and Health Network Ventures, Inc. since 1992.

WILLIAM F. VOGT (DOB 7/19/47), Director of the Strong Funds.


Mr. Vogt has been the President of Vogt Management Consulting, Inc. since 1990. From 1982 until 1990, he served as Executive Director of University Physicians of the University of Colorado. Mr. Vogt is the Past President of the Medical Group Management Association and a Fellow of the American College of Medical Practice Executives.


THOMAS P. LEMKE (DOB 7/30/54), Vice President of the Strong Funds.


Mr. Lemke has been Senior Vice President, Secretary, and General Counsel of the Advisor since September 1994 and Chief Operating Officer of the Advisor since November 1997. For two years prior to joining the Advisor, Mr. Lemke acted as Resident Counsel for Funds Management at J.P. Morgan & Co., Inc. From February 1989 until April 1992, Mr. Lemke acted as Associate General Counsel to Sanford
C. Bernstein Co., Inc. For two years prior to that, Mr. Lemke was Of Counsel at the Washington D.C. law firm of Tew Jorden & Schulte, a successor of Finley, Kumble & Wagner. From August 1979 until December 1986, Mr. Lemke worked at the SEC, most notably as the Chief Counsel to the Division of Investment Management (November 1984 - December 1986), and as Special Counsel to the Office of Insurance Products, Division of Investment Management (April 1982 - October
1984).




STEPHEN J. SHENKENBERG (DOB 6/14/58), Vice President and Secretary of the Strong Funds.

Mr. Shenkenberg has been Acting General Counsel of the Advisor since January 1998. From November 1996 until January 1998, Mr. Shenkenberg acted as Deputy General Counsel to the Advisor. From December 1992 until November 1996, Mr. Shenkenberg acted as Associate Counsel to the Advisor. From June 1987 until December 1992, Mr. Shenkenberg was an attorney for Godfrey & Kahn, S.C., a Milwaukee law firm.

JOHN S. WEITZER (DOB 10/31/67), Vice President of the Strong Funds.



Mr. Weitzer has been Senior Counsel of the Advisor since December 1997. From July 1993 until December 1997, Mr. Weitzer acted as Associate Counsel to the Advisor.



MARY F. HOPPA  (DOB 5/31/64), Vice President of the Strong Funds.



Ms. Hoppa has been Vice President and Director of Mutual Fund Administration of the Advisor since January 1998. From October 1996 to January 1998, Ms. Hoppa acted as Director of Transfer Agency Services of the Advisor and, from January 1988 to October 1996, as Transfer Agency Systems Liaison Manager of the Advisor. From January 1987 to January 1988, Ms. Hoppa acted as a Shareholder Services Associate of the Advisor.



JOHN A. FLANAGAN (DOB 6/5/46), Treasurer of the Strong Funds.



Mr. Flanagan has been Senior Vice President of the Advisor since April 1997. For three years prior to joining the Advisor, Mr. Flanagan was a Partner with Coopers & Lybrand L.L.P. (an international professional services firm). From November 1992 to April 1994, Mr. Flanagan was an independent consultant. From October 1970 to November 1992, Mr. Flanagan was with Ernst & Young (an international professional services firm), most notably as Partner in charge of the Investment Company Practice of that firm's Boston office from 1982 to 1992.




Except for Messrs. Nevins, Davis, Kritzik, and Vogt, the address of all of the above persons is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Nevins' address is 6075 Pelican Bay Boulevard, Naples, Florida 34108. Mr. Davis' address is 161 North La Brea, Inglewood, California 90301. Mr. Kritzik's address is 1123 North Astor Street, P.O. Box 92547, Milwaukee, Wisconsin 53202-0547. Mr. Vogt's address is 2830 East Third Avenue, Denver, Colorado 80206.



Unless otherwise noted below, as of March 31, 1998, the officers and directors of the Fund in the aggregate beneficially owned less than 1% of the Fund's then outstanding shares.



        FUND             SHARES        PERCENT
--------------------  ------------  ------------
Small Cap Value Fund  95,417        8.12%


                             PRINCIPAL SHAREHOLDERS


Unless otherwise noted below, as of March 31, 1998 no persons owned of record or are known to own of record or beneficially more than 5% of the Fund's then outstanding shares.



          NAME AND ADDRESS                     SHARES                    PERCENT
-----------------------------------  --------------------------  -----------------------
Lincoln National Life Insurance Co.  Discovery Fund - 2,441,450  11.49%
P.O. Box 1110
Fort Wayne, IN  46801-1110

                               INVESTMENT ADVISOR



The Fund has entered into an Advisory Agreement with Strong Capital Management, Inc. ("Advisor"). Mr. Strong controls the Advisor. Mr. Strong is the Chairman and a Director of the Advisor, Mr. Lemke is the Chief Operating Officer, a Senior Vice President, Secretary, and General Counsel of the Advisor, Mr. Flanagan is a Senior Vice President of the Advisor, Mr. Shenkenberg is Vice President, Assistant Secretary, and Acting General Counsel of the Advisor, and Mr. Weitzer is Senior Counsel of the Advisor.



The Advisory Agreement is required to be approved annually by either the Board of Directors of the Fund or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). In either case, each annual renewal must be approved by the vote of a majority of the Fund's directors who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable, without penalty, on 60 days written notice by the Board of Directors of the Fund, by vote of a majority of the Fund's outstanding voting securities, or by the Advisor, and will terminate automatically in the event of its assignment.



Under the terms of the Advisory Agreement, the Advisor manages the Fund's investments subject to the supervision of the Fund's Board of Directors. The Advisor is responsible for investment decisions and supplies investment research and portfolio management. The Advisory Agreement authorizes the Advisor to delegate its investment advisory duties to a subadvisor in accordance with a written agreement under which the subadvisor would furnish such investment advisory services to the Advisor. In that situation, the Advisor continues to have responsibility for all investment advisory services furnished by the subadvisor under the subadvisory agreement. At its expense, the Advisor provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund. The Advisor places all orders for the purchase and sale of the Fund's portfolio securities at the Fund's expense.



Except for expenses assumed by the Advisor, as set forth above, or by Strong Funds Distributors, Inc. with respect to the distribution of the Fund's shares, the Fund is responsible for all its other expenses, including, without limitation, interest charges, taxes, brokerage commissions, and similar expenses; expenses of issue, sale, repurchase or redemption of shares; expenses of registering or qualifying shares for sale with the states and the SEC; expenses for printing and distribution of prospectuses to existing shareholders; charges of custodians (including fees as custodian for keeping books and similar services for the Fund), transfer agents (including the printing and mailing of reports and notices to shareholders), registrars, auditing and legal services, and clerical services related to recordkeeping and shareholder relations; printing of stock certificates; fees for directors who are not "interested persons" of the Advisor; expenses of indemnification; extraordinary expenses; and costs of shareholder and director meetings.



As compensation for its services, the Fund pays to the Advisor a monthly management fee at the annual rate specified below of the average daily net asset value of the Fund. From time to time, the Advisor may voluntarily waive all or a portion of its management fee for the Fund.



        FUND             ANNUAL RATE
--------------------  ----------------
   Common Stock Fund             1.00%
      Discovery Fund             1.00%
         Growth Fund             1.00%
      Growth 20 Fund             1.00%
        Mid Cap Fund             1.00%
    Opportunity Fund             1.00%
      Small Cap Fund             1.00%
Small Cap Value Fund             1.00%

The Fund paid the following management fees for the time periods indicated:



NOTE - THE FOLLOWING TABLE DOES NOT CONTAIN INFORMATION ON THE SMALL CAP VALUE FUND BECAUSE IT COMMENCED OPERATIONS ON DECEMBER 31, 1997.



                                                          MANAGEMENT FEE
FISCAL YEAR ENDED  MANAGEMENT FEE ($)     WAIVER ($)     AFTER WAIVER ($)
-----------------  ------------------  ----------------  ----------------



Common Stock Fund



12/31/95   9,152,976         0   9,152,976
12/31/96  11,498,902         0  11,498,902
12/31/97  14,265,537         0  14,265,537

Discovery Fund


12/31/95  4,713,024        0  4,713,024
12/31/96  5,503,157        0  5,503,157
12/31/97  3,953,837        0  3,953,837



Growth Fund



12/31/95   3,861,111         0   3,861,111
12/31/96  10,356,327         0  10,356,327
12/31/97  15,115,440         0  15,115,440



Growth 20 Fund



12/31/97(1)  217,559        0  217,559



Mid Cap Fund



12/31/97(2)  145,489        0  145,489

Opportunity Fund


12/31/95  10,843,733         0  10,843,733
12/31/96  15,840,688         0  15,840,688
12/31/97  18,114,956         0  18,114,956

Small Cap Fund


12/31/96    721,130        0    721,130
12/31/97  1,795,896        0  1,795,896



(1)  Commenced operations on June 30, 1997.


(2)  Commenced operations on December 31, 1996.



The organizational expenses for the Fund which were advanced by the Advisor and which will be reimbursed by the Fund over a period of not more than 60 months from the Fund's date of inception are listed below.

         FUND           ORGANIZATIONAL EXPENSES
----------------------  -----------------------
           Growth Fund                  $31,418
        Growth 20 Fund                   $1,256
          Mid Cap Fund                  $37,414
        Small Cap Fund                  $25,561
  Small Cap Value Fund                     $437



The Advisory Agreement requires the Advisor to reimburse the Fund in the event that the expenses and charges payable by the Fund in any fiscal year, including the management fee but excluding taxes, interest, brokerage commissions, and similar fees and to the extent permitted extraordinary expenses, exceed two percent (2%) of the average net asset value of the Fund for such year, as determined by valuations made as of the close of each business day of the year. Reimbursement of expenses in excess of the applicable limitation will be made on a monthly basis and will be paid to the Fund by reduction of the Advisor's fee, subject to later adjustment, month by month, for the remainder of the Fund's fiscal year. The Advisor may from time to time voluntarily absorb expenses for the Fund in addition to the reimbursement of expenses in excess of applicable limitations.



On July 12, 1994, the SEC filed an administrative action ("Order") against the Advisor, Mr. Strong, and another employee of the Advisor in connection with conduct that occurred between 1987 and early 1990. In re Strong/Corneliuson Capital Management, Inc., et al. Admin. Proc. File No. 3-8411. The proceeding was settled by consent without admitting or denying the allegations in the Order. The Order found that the Advisor and Mr. Strong aided and abetted violations of Section 17(a) of the 1940 Act by effecting trades between mutual funds, and between mutual funds and Harbour Investments Ltd. ("Harbour"), without complying with the exemptive provisions of SEC Rule 17a-7 or otherwise obtaining an exemption. It further found that the Advisor violated, and Mr. Strong aided and abetted violations of, the disclosure provisions of the 1940 Act and the Investment Advisers Act of 1940 by misrepresenting the Advisor's policy on personal trading and by failing to disclose trading by Harbour, an entity in which principals of the Advisor owned between 18 and 25 percent of the voting stock. As part of the settlement, the respondents agreed to a censure and a cease and desist order and the Advisor agreed to various undertakings, including adoption of certain procedures and a limitation for six months on accepting certain types of new advisory clients.


On June 6, 1996, the Department of Labor ("DOL") filed an action against the Advisor for equitable relief alleging violations of the Employee Retirement Income Security Act of 1974 ("ERISA") in connection with cross trades that occurred between 1987 and late 1989 involving certain pension accounts managed by the Advisor. Contemporaneous with this filing, the Advisor, without admitting or denying the DOL's allegations, agreed to the entry of a consent judgment resolving all matters relating to the allegations. Reich v. Strong Capital Management, Inc., (U.S.D.C. E.D. WI) ("Consent Judgment"). Under the terms of the Consent Judgment, the Advisor agreed to reimburse the affected accounts a total of $5.9 million. The settlement did not have any material impact on the Advisor's financial position or operations.


The Fund and the Advisor have adopted a Code of Ethics ("Code") which governs the personal trading activities of all "Access Persons" of the Advisor. Access Persons include every director and officer of the Advisor and the investment companies managed by the Advisor, including the Fund, as well as certain employees of the Advisor who have access to information relating to the purchase or sale of securities by the Advisor on behalf of accounts managed by it. The Code is based upon the principal that such Access Persons have a fiduciary duty to place the interests of the Fund and the Advisor 's other clients ahead of their own.



The Code requires Access Persons (other than Access Persons who are independent directors of the investment companies managed by the Advisor, including the
Fund) to, among other things, preclear their securities transactions (with limited exceptions, such as transactions in shares of mutual funds, direct obligations of the U.S. government, and certain options on broad-based securities market indexes) and to execute such transactions through the Advisor's trading department. The Code, which applies to all Access Persons (other than Access Persons who are independent directors of the investment companies managed by the Advisor, including the Fund), includes a ban on acquiring any securities in an initial public offering, other than a new offering of a registered open-end investment company, and a prohibition from profiting on short-term trading in securities. In addition, no Access Person may purchase or sell any security which is contemporaneously being purchased or sold, or to the knowledge of the Access Person, is being considered for purchase or sale, by the Advisor on behalf of any mutual fund or other account managed by it. Finally, the Code provides for trading "black out" periods of seven calendar days during which time Access Persons who are portfolio managers may not trade in securities which have been purchased or sold by any mutual fund or other account managed by the portfolio manager.

The Advisor provides investment advisory services for multiple clients and may give advice and take action, with respect to any client, that may differ from the advice given, or the timing or nature of action taken, with respect to any one account. However, the Advisor will allocate over a period of time, to the extent practical, investment opportunities to each account on a fair and equitable basis relative to other similarly-situated client accounts. The Advisor, its principals and associates (to the extent not prohibited by the Code), and other clients of the Advisor may have, acquire, increase, decrease, or dispose of securities or interests therein at or about the same time that the Advisor is purchasing or selling securities or interests therein for an account which purchase or sale is or may be deemed to be inconsistent with the actions taken by such persons.



From time to time, the Advisor votes the shares owned by the Fund according to its Statement of General Proxy Voting Policy ("Proxy Voting Policy"). The general principal of the Proxy Voting Policy is to vote any beneficial interest in an equity security prudently and solely in the best long-term economic interest of the Fund and its beneficiaries considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Shareholders may obtain a copy of the Proxy Voting Policy upon request from the Advisor.



                                  DISTRIBUTOR



Under a Distribution Agreement with the Fund ("Distribution Agreement"), Strong Funds Distributors, Inc. ("Distributor") acts as underwriter of the Fund's shares. Mr. Strong is the Chairman and Director of the Distributor, Mr. Lemke is a Vice President of the Distributor, and Mr. Shenkenberg is a Vice President and Secretary of the Distributor. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares. Since the Fund is a "no-load" fund, no sales commissions are charged on the purchase of Fund shares. The Distribution Agreement further provides that the Distributor will bear the additional costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is an indirect subsidiary of the Advisor and controlled by the Advisor and Richard S. Strong. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.



From time to time, the Distributor may hold in-house sales incentive programs for its associated persons under which these persons may receive non-cash compensation awards in connection with the sale and distribution of the Fund's shares. These awards may include items such as, but not limited to, gifts, merchandise, gift certificates, and payment of travel expenses, meals, and lodging. As required by the proposed rule amendments of the National Association of Securities Dealers, Inc. ("NASD"), any in-house sales incentive program will be multi-product oriented, I.E., any incentive will be based on an associated person's gross production of all securities within a product type and will not be based on the sales of shares of any specifically designated mutual fund.


PORTFOLIO TRANSACTIONS AND BROKERAGE


The Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's investment business and the negotiation of the commissions to be paid on such transactions. It is the policy of the Advisor, to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Advisor, or the Fund. In OTC transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained using a broker. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commissions, if any. In selecting broker-dealers and in negotiating commissions, the Advisor considers a variety of factors, including best price and execution, the full range of brokerage services provided by the broker, as well as its capital strength and stability, and the quality of the research and research services provided by the broker. Brokerage will not be allocated based on the sale of any shares of the Strong Funds.


The Advisor has adopted procedures that provide generally for the Advisor to seek to bunch orders for the purchase or sale of the same security for the Fund, other mutual funds managed by the Advisor, and other advisory clients (collectively, "client accounts"). The Advisor will bunch orders when it deems it to be appropriate and in the best interest of the client accounts. When a bunched order is filled in its entirety, each participating client account will participate at the average share price for the bunched order on the same business day, and transaction costs shall be shared pro rata based on each client's participation in the bunched order. When a bunched order is only partially filled, the securities purchased will be allocated on a pro rata basis to each client account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions, and each participating account will participate at the average share price for the bunched order on the same business day.


Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of the brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).



In carrying out the provisions of the Advisory Agreement, the Advisor may cause the Fund to pay a broker, which provides brokerage and research services to the Advisor, a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction. The Advisor believes it is important to its investment decision-making process to have access to independent research. The Advisory Agreement provides that such higher commissions will not be paid by the Fund unless (1) the Advisor determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Advisor's overall responsibilities with respect to the accounts as to which it exercises investment discretion; (2) such payment is made in compliance with the provisions of Section 28(e), other applicable state and federal laws, and the Advisory Agreement; and (3) in the opinion of the Advisor, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. The investment management fee paid by the Fund under the Advisory Agreement is not reduced as a result of the Advisor's receipt of research services.


Generally, research services provided by brokers may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. Such research services are received primarily in the form of written reports, telephone contacts, and personal meetings with security analysts. In addition, such research services may be provided in the form of access to various computer-generated data, computer hardware and software, and meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to the Advisor by or through brokers. Such brokers may pay for all or a portion of computer hardware and software costs relating to the pricing of securities.

Where the Advisor itself receives both administrative benefits and research and brokerage services from the services provided by brokers, it makes a good faith allocation between the administrative benefits and the research and brokerage services, and will pay for any administrative benefits with cash. In making good faith allocations between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of the Advisor's allocation of the costs of such benefits and services between those that primarily benefit the Advisor and those that primarily benefit the Fund and other advisory clients.


From time to time, the Advisor may purchase new issues of securities for the Fund in a fixed income price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling the securities to the Fund and other advisory clients, provide the Advisor with research. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).



At least annually, the Advisor considers the amount and nature of research and research services provided by brokers, as well as the extent to which such services are relied upon, and attempts to allocate a portion of the brokerage business of the Fund and other advisory clients on the basis of that consideration. In addition, brokers may suggest a level of business they would like to receive in order to continue to provide such services. The actual brokerage business received by a broker may be more or less than the suggested allocations, depending upon the Advisor's evaluation of all applicable considerations.



The Advisor has informal arrangements with various brokers whereby, in consideration for providing research services and subject to Section 28(e), the Advisor allocates brokerage to those firms, provided that the value of any research and brokerage services was reasonable in relationship to the amount of commission paid and was subject to best execution. In no case will the Advisor make binding commitments as to the level of brokerage commissions it will allocate to a broker, nor will it commit to pay cash if any informal targets are not met.
The Advisor anticipates it will continue to enter into such brokerage arrangements.


The Advisor may direct the purchase of securities on behalf of the Fund and other advisory clients in secondary market transactions, in public offerings directly from an underwriter, or in privately negotiated transactions with an issuer. When the Advisor believes the circumstances so warrant, securities purchased in public offerings may be resold shortly after acquisition in the immediate aftermarket for the security in order to take advantage of price appreciation from the public offering price or for other reasons. Short-term trading of securities acquired in public offerings, or otherwise, may result in higher portfolio turnover and associated brokerage expenses.


With respect to the Fund's foreign equity investing, the Advisor is responsible for selecting brokers in connection with foreign securities transactions. The fixed commissions paid in connection with most foreign stock transactions are usually higher than negotiated commissions on U.S. stock transactions. Foreign stock exchanges and brokers are subject to less government supervision and regulation as compared with the U.S. exchanges and brokers. In addition, foreign security settlements may in some instances be subject to delays and related administrative uncertainties.



The Advisor places portfolio transactions for other advisory accounts, including other mutual funds managed by the Advisor. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Advisor in servicing all of its accounts; not all of such services may be used by the Advisor in connection with the Fund. In the opinion of the Advisor, it is not possible to measure separately the benefits from research services to each of the accounts managed by the Advisor. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, in the opinion of the Advisor, such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis.



The Advisor seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending the investment.



Where consistent with a client's investment objectives, investment restrictions, and risk tolerance, the Advisor may purchase securities sold in underwritten public offerings for client accounts, commonly referred to as "deal" securities. The Advisor has adopted deal allocation procedures ("Procedures"), summarized below, that reflect the Advisor's overriding policy that deal securities must be allocated among participating client accounts in a fair and equitable manner and that deal securities may not be allocated in a manner that unfairly discriminates in favor of certain clients or types of clients.



The Procedures provide that, in determining which client accounts a portfolio manager team will seek to have purchase deal securities, the team will consider all relevant factors including, but not limited to, the nature, size, and expected allocation to the Advisor of deal securities; the size of the account(s); the accounts' investment objectives and restrictions; the risk tolerance of the client; the client's tolerance for possibly higher portfolio turnover; the amount of commissions generated by the account during the past year; and the number and nature of other deals the client has participated in during the past year.


Where more than one of the Advisor's portfolio manager team seeks to have client accounts participate in a deal and the amount of deal securities allocated to the Advisor by the underwriting syndicate is less than the aggregate amount ordered by the Advisor (a "reduced allocation"), the deal securities will be allocated among the portfolio manager teams based on all relevant factors. The primary factor shall be assets under management, although other factors that may be considered in the allocation decision include, but are not limited to, the nature, size, and expected allocation of the deal; the amount of brokerage commissions or other amounts generated by the respective participating portfolio manager teams; and which portfolio manager team is primarily responsible for the Advisor receiving securities in the deal. Based on relevant factors, the Advisor has established general allocation percentages for its portfolio manager teams, and these percentages are reviewed on a regular basis to determine whether asset growth or other factors make it appropriate to use different general allocation percentages for reduced allocations.

When a portfolio manager team receives a reduced allocation of deal securities, the portfolio manager team will allocate the reduced allocation among client accounts in accordance with the allocation percentages set forth in the team's initial allocation instructions for the deal securities, except where this would result in a DE MINIMIS allocation to any client account. On a regular basis, the Advisor reviews the allocation of deal securities to ensure that they have been allocated in a fair and equitable manner that does not unfairly discriminate in favor of certain clients or types of clients.


Transactions in futures contracts are executed through futures commission merchants ("FCMs"). The Fund's procedures in selecting FCMs to execute the Fund's transactions in futures contracts are similar to those in effect with respect to brokerage transactions in securities.



The Fund paid the following brokerage commissions for the time periods indicated:



NOTE - THE FOLLOWING TABLE DOES NOT CONTAIN INFORMATION ON THE SMALL CAP VALUE FUND BECAUSE IT COMMENCED OPERATIONS ON DECEMBER 31, 1997.



  FISCAL YEAR ENDED     BROKERAGE COMMISSIONS ($)
----------------------  -------------------------



Common Stock Fund



12/31/95   3,060,000
12/31/96   3,968,000
12/31/97   5,306,111



Discovery Fund



12/31/95   6,380,000

12/31/96   6,920,000
12/31/97   2,403,613



Growth Fund



12/31/95   2,125,360
12/31/96   4,616,000
12/31/97   7,256,232



Growth 20 Fund



12/31/971)    187,112



Mid Cap Fund



12/31/97   121,558





Opportunity Fund



12/31/95   3,873,000
12/31/96   5,343,000
12/31/97   5,660,826



Small Cap Fund



12/31/96     788,000
12/31/97   1,135,700



(1)  Commenced operations on June 30, 1997.



Unless otherwise noted below, the Fund has not acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents:



  REGULAR BROKER OR DEALER (OR PARENT) ISSUER    VALUE OF SECURITIES OWNED AS OF DECEMBER 31, 1997
-----------------------------------------------  -------------------------------------------------
  Travelers Group, Inc.                          $29,631,000 (Growth Fund)
  Travelers Group, Inc.                          $2,424,375 (Growth 20 Fund)






For the 1995, and 1996 fiscal periods ended December 31, the Discovery Fund's portfolio turnover rates were 516%, and 792%, respectively. This portfolio turnover was higher than anticipated primarily because the Discovery Fund employed a trading strategy to preserve the favorable tax treatment available to the Fund under the Internal Revenue Code of 1986 (the "IRC"), as amended. For the 1996 and 1997 fiscal periods ended December 31, the Small Cap Fund's portfolio turnover rates were 419% and 592%, respectively. The portfolio turnover rate for 1996 was higher than anticipated partially because the Small Cap Fund employed a trading strategy to preserve the favorable tax treatment available to it under the IRC and partially because the Small Cap Fund experienced a change of portfolio managers during the fiscal period. The portfolio turnover rate for 1997 was higher than anticipated primarily because of increased volatility in the market.


                                   CUSTODIAN

As custodian of the Fund's assets, Firstar Trust Company, P.O. Box 761, Milwaukee, Wisconsin 53201, has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by officers of the Fund. The custodian is in no way responsible for any of the investment policies or decisions of the Fund.



                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



The Advisor acts as transfer agent and dividend-disbursing agent for the Fund. The Advisor is compensated based on an annual fee per open account of $21.75 for equity funds, $31.50 for income and municipal income funds, and $32.50 for money market funds, plus out-of-pocket expenses, such as postage and printing expenses in connection with shareholder communications. The Advisor also receives an annual fee per closed account of $4.20 from the Fund. The fees received and the services provided as transfer agent and dividend disbursing agent are in addition to those received and provided by the Advisor under the Advisory Agreements. In addition, the Advisor provides certain printing and mailing services for the Fund, such as printing and mailing of shareholder account statements, checks, and tax forms.



From time to time, the Fund, directly or indirectly through arrangements with the Advisor, and/or the Advisor may pay amounts to third parties that provide transfer agent type services and other administrative services relating to the Fund to persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent type activities, answering inquiries relating to the Fund, transmitting proxy statements, annual reports, updated prospectuses, other communications regarding the Fund, and related services as the Fund or beneficial owners may reasonably request. In such cases, the Fund will not pay fees based on the number of beneficial owners at a rate that is greater than the rate the Fund is currently paying the Advisor for providing these services to Fund shareholders.

The Fund paid the following amounts for the time periods indicated for transfer agency and dividend disbursing and printing and mailing services:



NOTE - THE FOLLOWING TABLE DOES NOT CONTAIN INFORMATION ON THE SMALL CAP VALUE FUND BECAUSE IT COMMENCED OPERATIONS ON DECEMBER 31, 1997.



               PER ACCOUNT  OUT-OF-POCKET  PRINTING/MAILING                TOTAL COST AFTER
    FUND       CHARGES ($)   EXPENSES ($)    SERVICES ($)     WAIVER ($)      WAIVER ($)
------------  ------------  -------------  ----------------  ------------  ----------------


Common Stock Fund


12/31/95  1,424,965  186,368   33,018        0  1,644,351
12/31/96  1,390,697  221,759   27,985        0  1,640,441
12/31/97  1,784,460  138,514   18,792        0  1,941,766


Discovery Fund


12/31/95  1,172,370  126,755   23,139        0  1,322,264
12/31/96  1,401,758  121,947   25,678        0  1,549,383
12/31/97  1,127,401   92,494   13,482        0  1,233,377



Growth Fund



12/31/95  1,029,731   99,888   17,794        0  1,147,413
12/31/96  2,426,168  253,532   45,376        0  2,725,076
12/31/97  3,572,665  285,939   40,770        0  3,899,374



Growth 20 Fund



12/31/97(1)  47,115   5,205     663       0  52,983



Mid Cap Fund



12/31/97  37,188  5,197    534      0  42,919



Opportunity Fund



12/31/95  2,291,454  216,920   40,488        0  2,548,862
12/31/96  3,113,825  238,493   45,987        0  3,398,305
12/31/97  3,388,964  204,179   30,271        0  3,623,414


Small Cap Fund

12/31/96  184,588  23,356   3,883       0  211,827
12/31/97  534,477  54,656   7,114       0  596,247



(1)  Commenced operations on June 30, 1997.

                                     TAXES



GENERAL



The Fund intends to qualify annually for treatment as a regulated investment company ("RIC") under the IRC. This qualification does not involve government supervision of the Fund's management practices or policies. The following federal tax discussion is intended to provide you with an overview of the impact of federal income tax provisions on the Fund or its shareholders. These tax provisions are subject to change by legislative or administrative action at the federal, state, or local level, and any changes may be applied retroactively. Any such action that limits or restricts the Fund's current ability to pass-through earnings without taxation at the Fund level, or otherwise materially changes the Fund's tax treatment, could adversely affect the value of a shareholder's investment in the Fund. Because the Fund's taxes are a complex matter, you should consult your tax adviser for more detailed information concerning the taxation of the Fund and the federal, state, and local tax consequences to shareholders of an investment in the Fund.



In order to qualify for treatment as a RIC under the IRC, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gain, and net gains from certain foreign currency transactions, if applicable) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities (or foreign currencies if applicable) or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. From time to time the Advisor may find it necessary to make certain types of investments for the purpose of ensuring that the Fund continues to qualify for treatment as a RIC under the IRC.


If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.


The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


FOREIGN TRANSACTIONS


Dividends and interest received by the Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the U.S may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. The Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to
(1) include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) treat the shareholder's share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources, and (3) either deduct the taxes deemed paid by the shareholder in computing the shareholder's taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

The Fund holding foreign securities in its investment portfolio maintains its accounts and calculates its income in U.S. dollars. In general, gain or loss
(1) from the disposition of foreign currencies and forward currency contracts,
(2) from the disposition of foreign-currency-denominated debt securities that are attributable to fluctuations in exchange rates between the date the securities are acquired and their disposition date, and (3) attributable to fluctuations in exchange rates between the time the Fund accrues interest or other receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects those receivables or pays those liabilities, will be treated as ordinary income or loss. A foreign-currency-denominated debt security acquired by the Fund may bear interest at a high normal rate that takes into account expected decreases in the value of the principal amount of the security due to anticipated currency devaluations; in that case, the Fund would be required to include the interest in income as it accrues but generally would realize a currency loss with respect to the principal only when the principal was received (through disposition or upon maturity).



The Fund may invest in the stock of "passive foreign investment companies" ("PFICs") in accordance with its investment objective, policies and restrictions. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which probably would have to be distributed to its shareholders to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


DERIVATIVE INSTRUMENTS


The use of derivatives strategies, such as purchasing and selling (writing) options and futures and entering into forward currency contracts, if applicable, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies, if any (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward currency contracts, if applicable, derived by the Fund with respect to its business of investing in securities or foreign currencies, if applicable, will qualify as permissible income under the Income Requirement.



For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on options, futures, or forward currency contracts, if any, that are subject to section 1256 of the IRC ("Section 1256 Contracts") and are held by the Fund as of the end of the year, as well as gains and losses on Section 1256 Contracts actually realized during the year. Except for Section 1256 Contracts that are part of a "mixed straddle" and with respect to which the Fund makes a certain election, any gain or loss recognized with respect to Section 1256 Contracts is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Section 1256 Contract.


ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES


The Fund may acquire zero-coupon, step-coupon, or other securities issued with original issue discount. As a holder of those securities, the Fund must include in its income the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, the Fund must include in its income securities it receives as "interest" on pay-in-kind securities. Because the Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions may be made from the proceeds on sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income or net capital gain, or both.

USE OF TAX-LOT ACCOUNTING. When sell decisions are made by the Fund's portfolio manager, the Advisor generally sells the tax lots of the Fund's securities that results in the lowest amount of taxes to be paid by the shareholders on the Fund's capital gain distributions. The Advisor uses tax-lot accounting to identify and sell the tax lots of a security that have the highest cost basis and/or longest holding period to minimize adverse tax consequences to the Fund's shareholders. However, if the Fund has a capital loss carry forward position, the Advisor would reverse its strategy and sell the tax lots of a security that have the lowest cost basis and/or shortest holding period to maximize the use of the Fund's capital loss carry forward position.



                        DETERMINATION OF NET ASSET VALUE


The net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.



Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such values are believed to more accurately reflect the fair market value for such securities. Otherwise, sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Fund. Debt securities having remaining maturities of 60 days or less are valued by the amortized cost method when the Fund's Board of Directors determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of the fluctuating rates on the market value of the instrument.


ADDITIONAL SHAREHOLDER INFORMATION


TELEPHONE AND INTERNET EXCHANGE/REDEMPTION PRIVILEGES



The Fund employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.


REDEMPTION-IN-KIND


The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares (a "redemption-in-kind"). Shareholders receiving securities or other financial assets in a redemption-in-kind may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund's assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing Strong Funds with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call 1-800-368-3863). This will provide the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund's remaining shareholders.




RIGHT OF SET-OFF

To the extent not prohibited by law, the Fund, any other Strong Fund, and the Advisor, each has the right to set-off against a shareholder's account balance with a Strong Fund, and redeem from such account, any debt the shareholder may owe any of these entities. This right applies even if the account is not identically registered.



BROKERS RECEIPT OF PURCHASE AND REDEMPTION ORDERS



The Fund has authorized certain brokers to accept purchase and redemption orders on the Fund's behalf. These brokers are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Purchase and redemption orders received in this manner will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.



RETIREMENT PLANS



TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNT (IRA): Everyone under age 70 1/2 with earned income may contribute to a tax-deferred Traditional IRA. The Strong Funds offer a prototype plan for you to establish your own Traditional IRA. You are allowed to contribute up to the lesser of $2,000 or 100% of your earned income each year to your Traditional IRA (or up to $4,000 between your Traditional IRA and your non-working spouses' Traditional IRA). Under certain circumstances, your contribution will be deductible.



ROTH IRA: Taxpayers, of any age, who have earned income, and whose adjusted gross income ("AGI") does not exceed $110,000 (single) or $160,000 (joint) can contribute to a Roth IRA. Allowed contributions begin to phase-out at $95,000 (single) or $150,000 (joint). You are allowed to contribute up to the lesser of $2,000 or 100% of earned income each year into a Roth IRA. If you also maintain a Traditional IRA, the maximum contribution to your Roth IRA is reduced by any contributions that you make to your Traditional IRA. Distributions from a Roth IRA, if they meet certain requirements, may be federally tax free. If your AGI is $100,000 or less, you can convert your Traditional IRAs into a Roth IRA. Conversions of earnings and deductible contributions are taxable in the year of the distribution. The early distribution penalty does not apply to amounts converted to a Roth IRA even if you are under age 59 1/2.



EDUCATION IRA: Taxpayers may contribute up to $500 per year into an Education IRA for the benefit of a child under age 18. Total contributions to any one child cannot exceed $500 per year. The contributor must have adjusted income under $110,000 (single) or $160,000 (joint) to contribute to an Education IRA. Allowed contributions begin to phase-out at $95,000 (single) or $150,000
(joint).   Withdrawals from the Education IRA to pay qualified higher education expenses are federally tax free. Any withdrawal in excess of higher education expenses for the year are potentially subject to tax and an additional 10% penalty.



DIRECT ROLLOVER IRA: To avoid the mandatory 20% federal withholding tax on distributions, you must transfer the qualified retirement or IRC section 403(b) plan distribution directly into an IRA. The distribution must be eligible for rollover. The amount of your Direct Rollover IRA contribution will not be included in your taxable income for the year.


SIMPLIFIED EMPLOYEE PENSION PLAN (SEP-IRA): A SEP-IRA plan allows an employer to make deductible contributions to separate IRA accounts established for each eligible employee.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SAR SEP-IRA): A SAR SEP-IRA plan is a type of SEP-IRA plan in which an employer may allow employees to defer part of their salaries and contribute to an IRA account. These deferrals
help lower the employees' taxable income.   Please note that you may no longer
open new SAR SEP-IRA plans (since December 31, 1996). However, employers with SAR SEP-IRA plans that were established prior to January 1, 1997 may still open accounts for new employees.

SIMPLIFIED INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE-IRA): A SIMPLE-IRA plan is a retirement savings plan that allows employees to contribute a percentage of their compensation, up to $6,000, on a pre-tax basis, to a SIMPLE-IRA account. The employer is required to make annual contributions to eligible employees' accounts. All contributions grow tax-deferred.

DEFINED CONTRIBUTION PLAN: A defined contribution plan allows self-employed individuals, partners, or a corporation to provide retirement benefits for themselves and their employees. Plan types include: profit-sharing plans, money purchase pension plans, and paired plans (a combination of a profit-sharing plan and a money purchase plan).

401(K) PLAN: A 401(k) plan is a type of profit-sharing plan that allows employees to have part of their salary contributed on a pre-tax basis to a retirement plan which will earn tax-deferred income. A 401(k) plan is funded by employee contributions, employer contributions, or a combination of both.


403(B)(7) PLAN: A 403(b)(7) plan is a tax-sheltered custodial account designed to qualify under section 403(b)(7) of the IRC and is available for use by employees of certain educational, non-profit, hospital, and charitable organizations.



                                 ORGANIZATION



The Fund is either a "Corporation" or a "Series" of common stock of a Corporation, as described in the chart below:



                                Incorporation  Date Series     Authorized       Par
          Corporation                Date        Created         Shares      Value ($)
------------------------------  -------------  -----------  ---------------  ---------
Strong Common Stock Fund, Inc.     11/11/88                    Indefinite         .001
Strong Discovery Fund, Inc.        09/24/87                    Indefinite         .001
Strong Equity Funds, Inc.(1)       12/28/90                    Indefinite       .00001


- Strong Growth Fund                             12/28/90      Indefinite       .00001
- Strong Value Fund*                             11/01/95      Indefinite       .00001
- Strong Small Cap Fund                          11/01/95      Indefinite       .00001
- Strong Mid Cap Fund                            10/28/96      Indefinite       .00001
- Strong Index 500 Fund*                         04/08/97      Indefinite       .00001
- Strong Growth 20 Fund                          06/04/97      Indefinite       .00001
- Strong Small Cap Value Fund                    12/10/97      Indefinite       .00001
- Strong Dow 30 Value Fund*                      12/10/97      Indefinite       .00001
Strong Opportunity Fund, Inc.      07/05/83                    Indefinite          .01





*  Described in a different prospectus and SAI.

(1)  Prior to November 1, 1995, the Corporation's name was Strong Growth Fund,
Inc.


The Corporation is a Wisconsin corporation that is authorized to offer separate series of shares representing interests in separate portfolios of securities, each with differing investment objectives. The shares in any one portfolio may, in turn, be offered in separate classes, each with differing preferences, limitations or relative rights. However, the Articles of Incorporation for the Corporation provide that if additional series of shares are issued by the Corporation, such new series of shares may not affect the preferences, limitations or relative rights of the Corporation's outstanding shares. In addition, the Board of Directors of the Corporation is authorized to allocate assets, liabilities, income and expenses to each series and class. Classes within a series may have different expense arrangements than other classes of the same series and, accordingly, the net asset value of shares within a series may differ. Finally, all holders of shares of the Corporation may vote on each matter presented to shareholders for action except with respect to any matter which affects only one or more series or class, in which case only the shares of the affected series or class are entitled to vote. Fractional shares have the same rights proportionately as do full shares. Shares of the Corporation have no preemptive, conversion, or subscription rights. If the Corporation issues additional series, the assets belonging to each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.


                              SHAREHOLDER MEETINGS

The Wisconsin Business Corporation Law permits registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Fund has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.



The Fund's Bylaws allow for a director to be removed by its shareholders with or without cause, only at a meeting called for the purpose of removing the director. Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Fund shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. The Secretary shall inform such shareholders of the reasonable estimated costs of preparing and mailing the notice of the meeting, and upon payment to the Fund of such costs, the Fund shall give not less than ten nor more than sixty days notice of the special meeting.



                           PERFORMANCE INFORMATION



The Strong Funds may advertise a variety of types of performance information as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, the Advisor may agree to waive or reduce its management fee and/or to absorb certain operating expenses for the Fund. Waivers of management fees and absorption of expenses will have the effect of increasing the Fund's performance.



DISTRIBUTION RATE



The distribution rate for the Fund is computed, according to a non-standardized formula, by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.


AVERAGE ANNUAL TOTAL RETURN


The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated by first taking a hypothetical $10,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period.


TOTAL RETURN


Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.


CUMULATIVE TOTAL RETURN


Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

                                 TOTAL RETURN



NOTE - THE FOLLOWING TABLE DOES NOT CONTAIN INFORMATION ON THE SMALL CAP VALUE FUND BECAUSE IT COMMENCED OPERATIONS ON DECEMBER 31, 1997.


COMMON STOCK FUND


                Initial $10,000    Ending $ value     Cumulative       Average Annual
  Time Period      Investment    December 31, 1997    Total Return      Total Return
--------------  ---------------  -----------------  ---------------  ------------------
      One Year          $10,000             12,402           24.02%              24.02%
--------------  ---------------  -----------------  ---------------  ------------------
    Five Years          $10,000             24,646          146.46%              19.77%
--------------  ---------------  -----------------  ---------------  ------------------
 Life of Fund*          $10,000             47,223          372.23%              21.41%
--------------  ---------------  -----------------  ---------------  ------------------



*  Commenced operations on December 29, 1989.


DISCOVERY FUND


                Initial $10,000    Ending $ value     Cumulative       Average Annual
  Time Period      Investment    December 31, 1997    Total Return      Total Return
--------------  ---------------  -----------------  ---------------  ------------------
      One Year          $10,000             11,085           10.85%              10.85%
--------------  ---------------  -----------------  ---------------  ------------------
    Five Years          $10,000             17,483           74.83%              11.82%
--------------  ---------------  -----------------  ---------------  ------------------
     Ten Years          $10,000             44,825          348.25%              16.19%
--------------  ---------------  -----------------  ---------------  ------------------
 Life of Fund*          $10,000             44,825          348.25%              16.19%
--------------  ---------------  -----------------  ---------------  ------------------



*  Commenced operations on December 31, 1987.



GROWTH FUND



                Initial $10,000    Ending $ value     Cumulative       Average Annual
  Time Period      Investment    December 31, 1997    Total Return      Total Return
--------------  ---------------  -----------------  ---------------  ------------------
      One Year          $10,000             11,905           19.05%        19.05%
--------------  ---------------  -----------------  ---------------  ------------------
 Life of Fund*          $10,000             23,528          135.28%        23.85%
--------------  ---------------  -----------------  ---------------  ------------------



*  Commenced operations on December 31, 1993.



GROWTH 20 FUND



                Initial $10,000    Ending $ value     Cumulative       Average Annual
  Time Period      Investment    December 31, 1997    Total Return      Total Return
--------------  ---------------  -----------------  ---------------  ------------------
 Life of Fund*          $10,000             11,387           13.87%              13.87%
--------------  ---------------  -----------------  ---------------  ------------------



*  Commenced operations on June 30, 1997.



MID CAP FUND



                Initial $10,000    Ending $ value     Cumulative      Average Annual
  Time Period      Investment    December 31, 1997    Total Return      Total Return
--------------  ---------------  -----------------  ---------------  -----------------
      One Year          $10,000             11,385           13.85%             13.85%
--------------  ---------------  -----------------  ---------------  -----------------

Life of Fund*   $10,000    11,385    13.85%      13.85%
-------------  --------  --------  --------  ----------



*  Commenced operations on December 31, 1996.



OPPORTUNITY FUND



                Initial $10,000    Ending $ value     Cumulative       Average Annual
  Time Period      Investment    December 31, 1997    Total Return      Total Return
--------------  ---------------  -----------------  ---------------  ------------------
      One Year          $10,000             12,345           23.45%              23.45%
--------------  ---------------  -----------------  ---------------  ------------------
    Five Years          $10,000             23,207          132.07%              18.34%
--------------  ---------------  -----------------  ---------------  ------------------
     Ten Years          $10,000             43,902          339.02%              15.94%
--------------  ---------------  -----------------  ---------------  ------------------
 Life of Fund*          $10,000             78,558          685.58%              18.74%
--------------  ---------------  -----------------  ---------------  ------------------



*  Commenced operations on December 31, 1985.



SMALL CAP FUND



                Initial $10,000    Ending $ value     Cumulative       Average Annual
  Time Period      Investment    December 31, 1997    Total Return      Total Return
--------------  ---------------  -----------------  ---------------  ------------------
      One Year          $10,000              9,553          (4.47)%             (4.47)%
--------------  ---------------  -----------------  ---------------  ------------------
 Life of Fund*          $10,000             11,721           17.21%               8.26%
--------------  ---------------  -----------------  ---------------  ------------------



*  Commenced operations on December 29, 1995.



COMPARISONS



U.S. TREASURY BILLS, NOTES, OR BONDS. Investors may want to compare the performance of the Fund to that of U.S. Treasury bills, notes, or bonds, which are issued by the U.S. Government. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities.



CERTIFICATES OF DEPOSIT. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.



MONEY MARKET FUNDS. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.



LIPPER ANALYTICAL SERVICES, INC. ("LIPPER") AND OTHER INDEPENDENT RANKING ORGANIZATIONS. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.



MORNINGSTAR, INC. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.


INDEPENDENT SOURCES. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.



INDICES. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.



HISTORICAL ASSET CLASS RETURNS. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.



STRONG FUNDS.   The Strong Funds offer a comprehensive range of conservative to aggressive investment options. The Strong Funds and their investment objectives are listed below. The Funds are listed in ascending order of risk and return, as determined by the Funds' Advisor.



FUND NAME                    INVESTMENT OBJECTIVE


Strong Step 1 Money Fund    Current income, a stable share price, and daily liquidity.
--------------------------  ----------------------------------------------------------


Strong Money Market Fund                                             Current income, a stable share price, and daily liquidity.
--------------------------------------  ---------------------------------------------------------------------------------------
Strong Heritage Money Fund                                           Current income, a stable share price, and daily liquidity.
--------------------------------------  ---------------------------------------------------------------------------------------
Strong Municipal Money Market                   Federally tax-exempt current income, a stable share-price, and daily liquidity.
Fund
--------------------------------------  ---------------------------------------------------------------------------------------
Strong Municipal Advantage Fund                       Federally tax-exempt current income with a very low degree of share-price fluctuation.
--------------------------------------  ---------------------------------------------------------------------------------------
Strong Advantage Fund                                         Current income with a very low degree of share-price fluctuation.
--------------------------------------  ---------------------------------------------------------------------------------------
Strong Short-Term Municipal Bond         Total return by investing for a high level of federally tax-exempt current income with
Fund                                                                                   a low degree of share-price fluctuation.
--------------------------------------  ---------------------------------------------------------------------------------------
Strong Short-Term Bond Fund             Total return by investing for a high level of current income with a low degree of share price fluctuation.
--------------------------------------  ---------------------------------------------------------------------------------------
Strong Short-Term Global Bond             Total return by investing for a high level of income with a low degree of share-price
Fund                                                                                                               fluctuation.
--------------------------------------  ---------------------------------------------------------------------------------------
Strong Short-Term High Yield             Total return by investing for a high level of federally tax-exempt current income with
Municipal Fund                                                                    a moderate degree of share-price fluctuation.
--------------------------------------  ---------------------------------------------------------------------------------------
Strong Short-Term High Yield Bond        Total return by investing for a high level of current income with a moderate degree of
Fund                                                                                                   share-price fluctuation.
--------------------------------------  ---------------------------------------------------------------------------------------
Strong Government Securities Fund        Total return by investing for a high level of current income with a moderate degree of share-price fluctuation.
--------------------------------------  ---------------------------------------------------------------------------------------
            Strong Municipal Bond Fund   Total return by investing for a high level of federally tax-exempt current income with a moderate degree of share-price fluctuation.
--------------------------------------  ---------------------------------------------------------------------------------------
Strong Corporate Bond Fund               Total return by investing for a high level of current income with a moderate degree of share-price fluctuation.
--------------------------------------  ---------------------------------------------------------------------------------------
Strong High-Yield Municipal Bond             Total return by investing for a high level of federally tax-exempt current income.
Fund
--------------------------------------  ---------------------------------------------------------------------------------------

Strong High-Yield Bond Fund                   Total return by investing for a high level of current income and capital growth.
--------------------------------------  --------------------------------------------------------------------------------------
Strong Global High-Yield Bond Fund            Total return by investing for a high level of current income and capital growth.
--------------------------------------  --------------------------------------------------------------------------------------
Strong International Bond Fund                        High total return by investing for both income and capital appreciation.
--------------------------------------  --------------------------------------------------------------------------------------
Strong Asset Allocation Fund                             High total return consistent with reasonable risk over the long term.
--------------------------------------  --------------------------------------------------------------------------------------
Strong Equity Income Fund                                        Total return by investing for both income and capital growth.
--------------------------------------  --------------------------------------------------------------------------------------
Strong American Utilities Fund                                  Total return by investing for both income and capital growth.
--------------------------------------  --------------------------------------------------------------------------------------
Strong Blue Chip 100 Fund                                        Total return by investing for both income and capital growth.
--------------------------------------  --------------------------------------------------------------------------------------
Strong Limited Resources Fund                                    Total return by investing for both capital growth and income.
--------------------------------------  --------------------------------------------------------------------------------------
Strong Total Return Fund                                         High total return by investing for capital growth and income.
--------------------------------------  --------------------------------------------------------------------------------------
Strong Growth and Income Fund                                    High total return by investing for capital growth and income.
--------------------------------------  --------------------------------------------------------------------------------------
Strong Index 500 Fund                   To approximate as closely as practicable (before fees and expenses) the capitalization weighted total rate of return of that portion of the U.S. market for publicly traded common stocks composed of the larger capitalized companies.
--------------------------------------  --------------------------------------------------------------------------------------
Strong Schafer Balanced Fund                                     Total return by investing for both income and capital growth.
--------------------------------------  --------------------------------------------------------------------------------------
Strong Schafer Value Fund                   Long-term capital appreciation principally through investment in common stocks and other equity securities.  Current income is a secondary objective.
--------------------------------------  --------------------------------------------------------------------------------------
Strong Dow 30 Value Fund                                                                                       Capital growth.
--------------------------------------  --------------------------------------------------------------------------------------
Strong Value Fund                                                                                              Capital growth.
--------------------------------------  --------------------------------------------------------------------------------------
Strong Opportunity Fund                                                                                        Capital growth.
--------------------------------------  --------------------------------------------------------------------------------------
Strong Mid Cap Fund                                                                                            Capital growth.
--------------------------------------  --------------------------------------------------------------------------------------
Strong Common Stock Fund*                                                                                      Capital growth.
--------------------------------------  --------------------------------------------------------------------------------------
Strong Small Cap Value Fund                                                                                    Capital growth.
--------------------------------------  --------------------------------------------------------------------------------------
Strong Growth Fund                                                                                             Capital growth.
--------------------------------------  --------------------------------------------------------------------------------------
Strong Discovery Fund                                                                                          Capital growth.
--------------------------------------  --------------------------------------------------------------------------------------
Strong Small Cap Fund                                                                                          Capital growth.
--------------------------------------  --------------------------------------------------------------------------------------

Strong Growth 20 Fund                                                                                         Capital growth.
--------------------------------------  --------------------------------------------------------------------------------------
Strong International Stock Fund                                                                                Capital growth.
--------------------------------------  --------------------------------------------------------------------------------------
Strong Asia Pacific Fund                                                                                       Capital growth.
--------------------------------------  --------------------------------------------------------------------------------------



* The Fund is closed to new investors, except the Fund may continue to offer its shares through certain 401(k) plans and similar company-sponsored retirement plans.


The Advisor also serves as Advisor to several management investment companies, some of which fund variable annuity separate accounts of certain insurance companies.


The Fund may from time to time be compared to other Strong Funds based on a risk/reward spectrum. In general, the amount of risk associated with any investment product is commensurate with that product's potential level of reward. The Strong Funds risk/reward continuum or any Fund's position on the continuum may be described or diagrammed in marketing materials. The Strong Funds risk/reward continuum positions the risk and reward potential of each Strong Fund relative to the other Strong Funds, but is not intended to position any Strong Fund relative to other mutual funds or investment products. Marketing materials may also discuss the relationship between risk and reward as it relates to an individual investor's portfolio.



TYING TIME FRAMES TO YOUR GOALS. There are many issues to consider as you make your investment decisions, including analyzing your risk tolerance, investing experience, and asset allocations. You should start to organize your investments by learning to link your many financial goals to specific time frames. Then you can begin to identify the appropriate types of investments to help meet your goals. As a general rule of thumb, the longer your time horizon, the more price fluctuation you will be able to tolerate in pursuit of higher returns. For that reason, many people with longer-term goals select stocks or long-term bonds, and many people with nearer-term goals match those up with for instance, short-term bonds. The Advisor developed the following suggested holding periods to help our investors set realistic expectations for both the risk and reward potential of our funds. (See table below.) Of course, time is just one element to consider when making your investment decision.

                 STRONG FUNDS SUGGESTED MINIMUM HOLDING PERIODS


        UNDER 1 YEAR                    1 TO 2 YEARS                    4 TO 7 YEARS                5 OR MORE YEARS
----------------------------  -------------------------------  ------------------------------  -------------------------
Money Market Fund                              Advantage Fund  Government Securities Fund      Asset Allocation Fund
Heritage Money Fund                  Municipal Advantage Fund  Municipal Bond Fund             American Utilities Fund
Municipal Money Market Fund                                    Corporate Bond Fund             Index 500 Fund
Step 1 Money Fund                                2 TO 4 YEARS  International Bond Fund         Total Return Fund
                                         Short-Term Bond Fund  High-Yield Municipal Bond Fund  Opportunity Fund
                               Short-Term Municipal Bond Fund  High-Yield Bond Fund            Growth Fund
                                  Short-Term Global Bond Fund  Global High-Yield Bond Fund     Common Stock Fund*
                              Short-Term High Yield Bond Fund                                  Discovery Fund
                              Short-Term High Yield Municipal                                  International Stock Fund
                                                         Fund                                  Asia Pacific Fund
                                                                                               Value Fund
                                                                                               Small Cap Fund
                                                                                               Growth and Income Fund
                                                                                               Equity Income Fund
                                                                                               Mid Cap Fund
                                                                                               Schafer Value Fund
                                                                                               Growth 20 Fund
                                                                                               Blue Chip 100 Fund
                                                                                               Small Cap Value Fund
                                                                                               Dow 30 Value Fund
                                                                                               Schafer Balanced Fund
                                                                                               Limited Resources Fund



* This Fund is closed to new investors, except the Fund may continue to offer its shares through certain 401(k) plans and similar company-sponsored retirement plans.


ADDITIONAL FUND INFORMATION


PORTFOLIO CHARACTERISTICS. In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.



MEASURES OF VOLATILITY AND RELATIVE PERFORMANCE. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.

Standard deviation is calculated using the following formula:



     Standard deviation = the square root of  S(xi - xm)2
                                                  n-1


Where:     S = "the sum of",

     xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.


Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost.


Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

                              GENERAL INFORMATION

BUSINESS PHILOSOPHY

The Advisor is an independent, Midwestern-based investment advisor, owned by professionals active in its management. Recognizing that investors are the focus of its business, the Advisor strives for excellence both in investment management and in the service provided to investors. This commitment affects many aspects of the business, including professional staffing, product development, investment management, and service delivery.

The increasing complexity of the capital markets requires specialized skills and processes for each asset class and style. Therefore, the Advisor believes that active management should produce greater returns than a passively managed index. The Advisor has brought together a group of top-flight investment professionals with diverse product expertise, and each concentrates on their investment specialty. The Advisor believes that people are the firm's most important asset. For this reason, continuity of professionals is critical to the firm's long-term success.

INVESTMENT ENVIRONMENT

Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING
These common sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863.

1. HAVE A PLAN - even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.



2. START INVESTING AS SOON AS POSSIBLE. Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.



3. DIVERSIFY YOUR PORTFOLIO. By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.



4. INVEST REGULARLY. Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.



5. MAINTAIN A LONG-TERM PERSPECTIVE. For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and principal loss.



6. CONSIDER STOCKS TO HELP ACHIEVE MAJOR LONG-TERM GOALS. Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.



7. KEEP A COMFORTABLE AMOUNT OF CASH IN YOUR PORTFOLIO. To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.



8. KNOW WHAT YOU'RE BUYING. Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions... request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.


STRONG RETIREMENT PLAN SERVICES
Strong Retirement Plan Services offers a full menu of high quality, affordable retirement plan options, including traditional money purchase pension and profit sharing plans, 401(k) plans, simplified employee pension plans, salary reduction plans, Keoghs, and 403(b) plans. Retirement plan specialists are available to help companies determine which type of retirement plan may be appropriate for their particular situation.


MARKETS. The retirement plan services provided by the Advisor focus on four distinct markets, based on the belief that a retirement plan should fit the customer's needs, not the other way around.


1. SMALL COMPANY PLANS. Small company plans are designed for companies with 1-50 plan participants. The objective is to incorporate the features and benefits typically reserved for large companies, such as sophisticated recordkeeping systems, outstanding service, and investment expertise, into a small company plan without administrative hassles or undue expense. Small company plan sponsors receive a comprehensive plan administration manual as well as toll-free telephone support.


2. LARGE COMPANY PLANS. Large company plans are designed for companies with between 51 and 1,000 plan participants. Each large company plan is assigned a team of professionals consisting of an account manager, who is typically an attorney, CPA, or holds a graduate degree in business, a conversion specialist (if applicable), an accounting manager, a legal/technical manager, and an education/communications educator.


3.     WOMEN-OWNED BUSINESSES.


4.     NON-PROFIT AND EDUCATIONAL ORGANIZATIONS (THE 403(B) MARKET).



TURNKEY APPROACH. The retirement plans offered by the Advisor are designed to be streamlined and simple to administer. To this end, the Advisor has invested heavily in the equipment, systems, and people necessary to adopt or convert a plan, and to keep it running smoothly. The Advisor provides all aspects of the plan, including plan design, administration, recordkeeping, and investment management. To streamline plan design, the Advisor provides customizable IRS-approved prototype documents. The

Advisor's services also include annual government reporting and testing as well as daily valuation of each participant's account. This structure is intended to eliminate the confusion and complication often associated with dealing with multiple vendors. It is also designed to save plan sponsors time and expense.

The Advisor strives to provide one-stop retirement savings programs that combine the advantages of proven investment management, flexible plan design, and a wide range of investment options. The open architecture design of the plans allow for the use of the family of mutual funds managed by the Advisor as well as a stable asset value option. Large company plans may supplement these options with their company stock (if publicly traded) or funds from other well-known mutual fund families.


EDUCATION. Participant education and communication is key to the success of any retirement program, and therefore is one of the most important services that the Advisor provides. The Advisor's goal is twofold: to make sure that plan participants fully understand their options and to educate them about the lifelong investment process. To this end, the Advisor provides attractive, readable print materials that are supplemented with audio and video tapes, and retirement education programs.



SERVICE. The Advisor's goal is to provide a world class level of service. One aspect of that service is an experienced, knowledgeable team that provides ongoing support for plan sponsors, both at adoption or conversion and throughout the life of a plan. The Advisor is committed to delivering accurate and timely information, evidenced by straightforward, complete, and understandable reports, participant account statements, and plan summaries.


The Advisor has designed both "high-tech" and "high-touch" systems, providing an automated telephone system as well as personal contact. Participants can access daily account information, conduct transactions, or have questions answered in the way that is most comfortable for them.

STRONG FINANCIAL ADVISORS GROUP

The Strong Financial Advisors Group is dedicated to helping financial advisors better serve their clients. Financial advisors receive regular updates on the mutual funds managed by the Advisor, access to portfolio managers through special conference calls, consolidated mailings of duplicate confirmation statements, access to the Advisor's network of regional representatives, and other specialized services. For more information on the Strong Financial Advisors Group, call 1-800-368-1683.

                              PORTFOLIO MANAGEMENT


The Fund's portfolio manager(s) works with a team of analysts, traders, and administrative personnel. From time to time, marketing materials may discuss various members of the team, including their education, investment experience, and other credentials.


OPPORTUNITY AND COMMON STOCK FUNDS

The Advisor uses a research-intensive, "bottom up" securities selection discipline to identify well-run, profitable companies whose prospects for growth and other financial characteristics, when compared to the price of their securities, indicate fundamental value and the potential for significant capital appreciation. The Advisor's goal is to find well-managed companies that have sustainable growth prospects but that are selling at prices below their private market values. While not limited to smaller-capitalization stocks, this investment approach often leads to smaller, newer companies that have not yet captured the attention of investment professionals.


It should be noted, however, that investments in securities of under-researched companies with smaller market capitalizations, while generally offering a greater opportunity for appreciation, also involve a greater risk of depreciation than securities of companies with larger market capitalization.
In addition, since companies with smaller market capitalizations are not as broadly traded as those of companies with larger market capitalizations, these securities are often subject to wider and more abrupt fluctuations in market price.



The Advisor's investment philosophy is that (1) underfollowed stocks with low institutional ownership and low analyst coverage tend to be undervalued; (2) unpopular or "quiet" sectors of the market tend to be undervalued; (3) stock prices are more volatile than underlying intrinsic business values; and (4) smaller capitalization stocks historically have had higher growth rates and have outperformed larger cap stocks, but may also entail significantly greater price variability than those of larger companies.



The Advisor's investment process includes (1) independent, fundamental analysis; (2) screening for stocks covered by fewer than 10 analysts; (3) identifying unpopular or "quiet" sectors of the market; (4) identifying companies with consistent earnings per share growth greater than 10% and price/earnings ratios below the S&P 500; (5) visiting companies and meeting management; (6) establishing intrinsic business value and buy/sell targets, and
(7) diversifying the portfolio.


The Advisor considers selling a stock when it reaches 80 to 100% of private market value, it becomes widely followed, or there is a change in company fundamentals.




GROWTH AND GROWTH 20 FUNDS


Conventional wisdom often divides fund managers into two schools -- growth and value. Growth-style managers look for companies that exhibit faster-than-average gains in earnings and profits. Value-style managers generally concentrate more on the price side of the equation, looking for companies that are undervalued and selling at a discount to what they believe is their intrinsic value.

The style of the portfolio manager for the Fund, Mr. Ronald C. Ognar, leans more toward growth, although he keeps an eye on valuations. The Fund's core investments tend to be growth stocks at reasonable prices. These core holdings are supplemented by stocks that have strong growth prospects. The Advisor looks for growth of both sales and earnings. The Advisor believes that, in general, good growth companies exhibit accelerating sales and earnings, high return on equity, and, typically, low debt. They offer products or services that should show strong future growth, and their market share is expanding. Other characteristics that the Advisor looks for in companies include low cost production, innovative products, and strong fundamentals versus an index. In short, they offer some unique, sustainable competitive advantage. These advantages can be found in companies of all market capitalizations. However, the Advisor believes that the key is the management. Mr. Ognar meets face-to-face with the management of many companies, which helps him get to know and trust a company and the people in charge of it.

Currently, the Advisor is focusing on some companies that are undergoing positive change. Oftentimes, a new product, a new technology, or a change in management can positively affect a company's earnings growth prospects. Themes also play a part in the investment strategy. Some examples would be the aging population, telecommunications, and the rapid development of foreign economies where U.S. companies have strong revenue growth.

The Advisor believes that investors need to have both large and small companies because core holdings with growing dividends are usually found in larger companies, but faster growth should continue in medium and small companies. Therefore, the Advisor utilizes a broad range of equity market capitalizations.

The Advisor seeks to manage risk by adhering to price disciplines, diversifying holdings across sectors, and, when appropriate, building cash reserves.


SMALL CAP AND MID CAP FUNDS


The portfolio team uses a disciplined investment process that combines both a bottom-up and a top-down approach to the small- and mid-capitalization area. This process includes:



DATABASE SCREENING. The team's screening process identifies companies with strong historical fundamental characteristics and good fundamental prospects. With this process, a variety of factors are identified including revenue growth, profitability, earnings growth prospects, and strong balance sheets.



FUNDAMENTAL RESEARCH. The team seeks to identify companies on the leading edge of change through in depth fundamental research. Bottom-up investment analysis is performed on companies which consists of (1) frequent company and industry contacts including trade show attendance, client contacts, and discussion with companies' competitors, (2) attendance at emerging growth conferences, and (3) review of emerging growth research and industry publications. A strong focus is placed on management's background and proven abilities to execute a business plan successfully. Factors that could affect the company's ability to grow in the future are explored thoroughly.



INVESTMENT THEMES. The team does macro analysis using information from a variety of sources to identify broad secular changes occurring in the world. These can be sociological, political, or economic changes, such as lifestyle shifts, technological changes, industry cycles, and regulatory changes. Portfolios are then structured around these investment themes, combining both the top-down macro analysis and the bottom-up fundamental research. The portfolio team believes that this approach enables it to construct portfolios that present a forward-looking view of the world, and identifies those companies which will benefit from secular changes




SELL DISCIPLINE. An active selling discipline is employed in an attempt to control excessive risk, maintain a high degree of price sensitivity, and ensure a fresh idea flow. The following factors may trigger a sell decision: a material change in the fundamental outlook for a particular company, high valuation (measured on a price/earnings or P/E ratio to a growth rate basis), and a stock which under performs its sector or peer group by a certain percentage over a certain period of time.


DISCOVERY FUND

While the Fund has the ability to take advantage of favorable trends in stock prices, it also retains the flexibility to invest up to 100% of its assets in conservative, short-term, money market securities. The need for this flexibility is based on a fundamental belief by the Advisor that economic and financial conditions create favorable and unfavorable investment periods (or seasons) and that these different seasons require different investment approaches. Through its understanding and willingness to change with these investment cycles, the Advisor seeks to achieve the Fund's objectives throughout the seasons of investment. The Fund is managed to capitalize on change, which can include technological, regulatory, political, social, economic, market, management and demographic change.


The Advisor's investment philosophy is that (1) maximum capital growth should be aggressively pursued in a favorable market environment; (2) capital preservation is critical under unfavorable market conditions; and (3) broad use of asset classes and investment vehicles provides flexibility in achieving capital growth and risk control. The Advisor also believes that (1) the purpose of investment capital is to finance corporate growth, (2) companies that are growing rapidly often provide excellent opportunities for capital appreciation, (3) assessing the management behind a company is as important as "crunching the numbers", and (4) U.S and foreign economies are increasingly intertwined, creating growth opportunities for both U.S. and foreign companies.



The Advisor's investment process includes (1) independent, fundamental analysis; (2) top-down economic and secular research to determine the current position of the economic cycle, identify unique secular trends and themes, and allocate asset classes; (3) bottom-up security analysis and selection process with particular emphasis on the following: free cash flow, revenue and earnings growth, balance sheet strength, share repurchase programs, competitive position, discounted cash flow value, private market value, relative price earnings ratio, and assessment of management, including on-site visits; (4) reducing equity exposure in bear markets; and (5) aggressively pursuing unique investment opportunities.


The Advisor considers selling a stock when there is a change in market conditions, a change in company fundamentals, or when the stock is excessively overvalued. The Advisor attempts to reduce risk by diversifying broadly across industries and by generally limiting position sizes to 5% or less.


SMALL CAP VALUE FUND



The Advisor believes that small companies offer excellent opportunities for capital growth. Smaller capitalization stocks generally offer more long-term growth potential and entail significantly greater price variability than stocks of larger, more established firms.

The Advisor uses a primarily bottom-up securities selection process based on fundamental research. The Advisor focuses on identifying value, as measured by qualitative factors (such as quality, committed management) and quantitative measures that indicate that a stock may be undervalued (relative to earnings growth, cash flow, earnings, market valuations, or other indicators).



The Advisor's investment approach includes identifying catalyst events-whether company specific or affecting an industry or sector-that will bring out the value in companies currently not recognized by the market. These events include:



- unrecognized sectors experiencing positive change


- corporate restructuring


- new management


- new product offerings


- environmental change (political, economic, social)



The Advisor seeks to manage risk by identifying strong value companies exhibiting a catalyst for positive change, using various financial techniques such as writing calls, and when appropriate, building cash reserves.



The Advisor considers selling a stock if it believes that fundamental changes will negatively impact the company long-term, or if valuations become excessive.


                            INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P., 411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, are the independent accountants for the Fund, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

                                 LEGAL COUNSEL


Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202, acts as legal counsel for the Fund.


                             FINANCIAL STATEMENTS


The Annual Report for the Fund that is attached to this SAI contains the following audited financial information:



1.     Schedule of Investments in Securities.


2.     Statement of Operations.


3.     Statement of Assets and Liabilities.


4.     Statement of Changes in Net Assets.


5.     Notes to Financial Statements.


6.     Financial Highlights.


7.     Report of Independent Accountants.

                                    APPENDIX

                                  BOND RATINGS


                     STANDARD & POOR'S ISSUE CREDIT RATINGS



A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement of the obligation and takes into account the currency in which the obligation is denominated.



Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers to be reliable. Standard & Poor's does not perform an audit in connection with any credit ratings and may, on occasion, rely on unaudited financial information.



Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.



Issue credit ratings are based, in varying degrees, on the following considerations:



1. Likelihood of payment capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.


2.     Nature of and provisions of the obligation.

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy.



AAA Obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet is financial commitment on the obligation is extremely strong.



AA Obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.



A Obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.



BBB Obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.



Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB Obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues . However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet the financial commitment on the obligation.



B Obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.



CCC Obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.



CC Obligation rated 'CC' is currently highly vulnerable to nonpayment.



C Obligation rated 'C' may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.



D Obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


                         MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.



A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.


Baa - Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


FITCH IBCA, INC. ("FITCH") LONG-TERM NATIONAL CREDIT RATINGS



AAA



Obligations which have the highest rating assigned by Fitch on its national rating scale for that country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Capacity for timely repayment of principal and interest is extremely strong, relative to other obligors in the same country.



AA



Obligations for which capacity for timely repayment of principal and interest is very strong relative to other obligors in the same country. The risk attached to these obligations differs only slightly from the country's highest rated debt.



A



Obligations for which capacity for timely repayment of principal and interest is strong relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.



BBB



Obligations for which capacity for timely repayment of principal and interest is adequate relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.



BB



Obligations for which capacity for timely repayment of principal and interest is uncertain relative to other obligors in the same country. Within the context of the country, these obligations are speculative to some degree and capacity for timely repayment remains susceptible over time to adverse changes in business, financial or economic conditions.



B



Obligations for which capacity for timely repayment of principal and interest is uncertain relative to other obligors in the same country. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions and these obligations are more speculative than those in higher rated categories.



CCC



Obligations for which there is a current perceived possibility of default relative to other obligors in the same country. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions and these obligations are far more speculative than those in higher rated categories.



CC



Obligations which are highly speculative relative to other obligors in the same country or which have a high risk of default.

C



Obligations which are currently in default.



         DUFF & PHELPS, INC. LONG-TERM DEBT AND PREFERRED STOCK RATINGS



Rating      Definition


AAA     Highest credit quality.  The risk factors are negligible, being only slightly more
     than for risk-free U.S. Treasury debt.

AA+     High credit quality.  Protection factors are strong.  Risk is modest, but may
AA     vary slightly from time to time because of economic conditions.
AA-

A+     Protection factors are average but adequate.  However, risk factors are more
A     variable and greater in periods of economic stress.
A-


BBB+     Below average protection factors but still considered sufficient for prudent

BBB     investment.  Considerable variability in risk during economic cycles.
BBB-

BB+     Below investment grade but deemed likely to meet obligations when due.
BB     Present or prospective financial protection factors fluctuate according to
BB-     industry conditions or company fortunes.  Overall quality may move up
or
     down frequently within this category.

B+     Below investment grade and possessing risk that obligations will not be met
B     when due.  Financial protection factors will fluctuate widely according to
B-     economic cycles, industry conditions and/or company fortunes.  Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC     Well below investment grade securities.  Considerable uncertainty exists as to
     timely payment of principal, interest or preferred dividends.
     Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD     Defaulted debt obligations.  Issuer failed to meet scheduled principal and/or
     interest payments.

DP     Preferred stock with dividend arrearages.


THOMSON BANKWATCH LONG-TERM DEBT RATINGS


Long-Term Debt Ratings assigned by Thomson BankWatch also weigh heavily government ownership and support. The quality of both the company's management and franchise are of even greater importance in the Long-Term Debt Rating decisions. Long-Term Debt Ratings look out over a cycle and are not adjusted frequently for what it believes are short-term performance aberrations.


Long-Term Debt Ratings can be restricted to local currency debt - ratings will be identified by the designation LC. In addition, Long-Term Debt Ratings may include a plus (+) or minus (-) to indicate where within the category the issue is placed. BankWatch Long-Term Debt Ratings are based on the following scale:

INVESTMENT GRADE

AAA (LC-AAA) - Indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA (LC-AA) - Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A (LC-A) - Indicates the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB (LC-BBB) - The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. BBB issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE - may be speculative in the likelihood of timely repayment of principal and interest

BB (LC-BB) - While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B (LC-B) - Issues rated B show higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

CCC (LC-CCC) - Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC (LC-CC) - CC is applied to issues that are subordinate to other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization.

D (LC-D) - Default.

                               SHORT-TERM RATINGS


               STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS



'A-1"



A short-term obligation rated 'A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.



'A-2'



A short-term obligation rated 'A-2' is somewhat more susceptible to the averse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligations is satisfactory.



'A-3'



A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

'B'



A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligations; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.



'C'



A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.



'D'



A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing or a bankruptcy petition of the taking of a similar action if payments on an obligation are jeopardized.



                        MOODY'S SHORT-TERM DEBT RATINGS


Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.


FITCH IBCA, INC. ("FITCH") SHORT-TERM NATIONAL CREDIT RATINGS



A1



Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

A2



Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as 'A1' and capacity for timely repayment may be susceptible to adverse change in business, economic, or financial conditions.



A3



Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.



B



Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.



C



Obligations for which there is a high risk of default to other obligors in the same country or which are in default.


                  DUFF & PHELPS, INC. SHORT-TERM DEBT RATINGS



RATING:          DEFINITION


          HIGH GRADE


D-1+     Highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.


D-1     Very high certainty of timely payment.  Liquidity factors are excellent and supported by good fundamental protection factors.  Risk factors are minor.

D-1-     High certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.

GOOD GRADE

D-2     Good certainty of timely payment.  Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

SATISFACTORY GRADE

D-3     Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

NON-INVESTMENT GRADE

D-4     Speculative investment characteristics.  Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

DEFAULT


D-5          Issuer failed to meet scheduled principal and/or interest
payments.


                   THOMSON BANKWATCH (TBW) SHORT-TERM RATINGS


TBW assigns Short-Term Debt Ratings to specific debt instruments with original maturities of one year or less.



TBW-1 (LC-1) The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.



TBW-2 (LC-2) The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".



TBW-3 (LC-3) The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.



TBW-4 (LC-4) The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

STRONG VALUE FUND

                                                                    STRONG FUNDS

                                                                   P.O. Box 2936
                                                      Milwaukee, Wisconsin 53201
                                                       TELEPHONE: (414) 359-1400
                                                       TOLL-FREE: (800) 368-3863
                                                DEVICE FOR THE HEARING-IMPAIRED:
                                                                  (800) 999-2780
                                                            www.strong-funds.com


The Strong Family of Funds ("Strong Funds") is a family of more than thirty-five diversified and non-diversified mutual funds. All of the Strong Funds are no-load funds, meaning that you may purchase, redeem, or exchange shares without paying a sales charge. Strong Funds include growth funds, conservative equity funds, income funds, municipal income funds, international funds, and cash management funds. The Strong Value Fund ("Fund") is described in this Prospectus. The Fund seeks capital growth. The Fund invests primarily in equity securities, seeking, through fundamental analysis, those companies whose share price does not fully reflect the value of the company. The Fund is a diversified series of Strong Equity Funds, Inc., which is an open-end management investment company.


This Prospectus contains information you should consider before you invest. Please read it carefully and keep it for future reference. A Statement of Additional Information for the Fund, dated May 1, 1998 ("SAI"), which contains further information, is incorporated by reference into this Prospectus, and has been filed with the Securities and Exchange Commission ("SEC"). The SAI, which may be revised from time to time, is available without charge upon request to the above-noted address or telephone number. If you would like to electronically access additional information about the Fund after reading this Prospectus, you may do so by accessing the SEC's World Wide Web site (at http://www.sec.gov) that contains the SAI regarding the Fund and other related materials.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                  May 1, 1998

                               TABLE OF CONTENTS


EXPENSES                                 I-3
FINANCIAL HIGHLIGHTS                     I-4
INVESTMENT OBJECTIVE AND POLICIES        I-6
IMPLEMENTATION OF POLICIES AND RISKS     I-7
ABOUT THE FUND                           I-14
SHAREHOLDER MANUAL                       II-1



No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the SAI, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer to sell securities to any person in any state or jurisdiction in which such offering may not lawfully be made.

                                    EXPENSES

The following information is provided in order to help you understand the various costs and expenses that you, as an investor in the Fund, will bear directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES


Sales Load Imposed on Purchases                          NONE
Sales Load Imposed on Reinvested Dividends               NONE
Deferred Sales Load                                      NONE
Redemption Fees                                          NONE
Exchange Fees                                            NONE


There are certain charges associated with retirement accounts (such as a $10 charge for closing an IRA account) and with certain other special shareholder services offered by the Fund. Additionally, purchases and redemptions may also be made through broker-dealers or other financial intermediaries who may charge fees for their services. (See "Shareholder Manual - How to Buy Shares" and "- How to Sell Shares.")

                        ANNUAL FUND OPERATING EXPENSES
                    (as a percentage of average net assets)

            MANAGEMENT    OTHER   12B-1  TOTAL OPERATING
   FUND        FEES     EXPENSES   FEES      EXPENSES
----------  ----------  --------  -----  ---------------
Value Fund  1.00%       0.34%      NONE  1.34%
----------  ----------  --------  -----  ---------------



From time to time, the Fund's investment advisor, Strong Capital Management, Inc. ("Advisor"), may voluntarily waive its management fee and/or absorb certain expenses for the Fund. For additional information concerning fees and expenses, see "About the Fund - Management."

EXAMPLE. You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

           PERIOD (IN YEARS)
   FUND      1    3    5   10

Value Fund  $14  $42  $73  $161



The Example is based on the Fund's "Total Operating Expenses," as described above. PLEASE REMEMBER THAT THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND THAT ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. The assumption in the Example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's shares.

FINANCIAL HIGHLIGHTS

The following annual Financial Highlights for the Fund have been audited by Coopers & Lybrand L.L.P., independent certified public accountants. The Fund's report for the fiscal year ended December 31, 1997 is included in the Fund's Annual Report that is contained in the SAI. The Financial Highlights for the Fund should be read in conjunction with the Financial Statements and related notes included in the Fund's Annual Report. Additional information about the Fund's performance is contained in the Fund's Annual Report, which may be obtained without charge by calling or writing Strong Funds. The following presents information relating to a share of common stock of the Fund, outstanding for the entire period ended as indicated.


                                       5

STRONG VALUE FUND
     SELECTED PER-SHARE DATA (a)
     Income From Investment Operations     Less Distributions
                                                  Ratios and Supplemental Data



                 Net Asset                Net Realized
                  Value,        Net      and Unrealized   Total from    From Net    From Net                   Net Asset
                 Beginning   Investment     Gains on      Investment   Investment   Realized       Total       Value, End
  Year Ended     of Period    Income       Investments    Operations     Income       Gains    Distributions   of Period

Dec. 31, 1997   $11.55      $0.10        $2.86           $2.96        ($0.10)      ($0.64)     ($0.74)        $13.77
Dec. 31, 1996   10.00       0.13         1.55            1.68         (0.13)            __     (0.13)         11.55


                                                       Ratio of Net
                           Net Assets,     Ratio of     Investment
                              End of     Expenses to     Income to    Portfolio      Average
                  Total     Period (In   Average Net    Average Net   Turnover   Commission Rate
  Year Ended      Return    Millions)       Assets        Assets        Rate           Paid

Dec. 31, 1997   +25.9%     $94          1.3%           0.8%          103.0%      $0.0509
Dec. 31, 1996   +16.8%     55           1.5%           1.5%          89.5%       0.0513

     (a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.

                       INVESTMENT OBJECTIVE AND POLICIES


The Fund is required to invest a substantial portion of its assets in equity securities. Accordingly, the Fund's net asset value will fluctuate based upon changes in the value of the securities in its portfolio, and the Fund's net asset value is likely to fluctuate more than that of a fund invested principally in fixed-income securities. The Fund, therefore, is not appropriate for investors' short-term financial needs.


The Fund has adopted certain fundamental investment restrictions that are set forth in its SAI. Those restrictions, the Fund's investment objective, and any other investment policies identified as "fundamental" cannot be changed without shareholder approval. To further guide investment activities, the Fund has also instituted a number of non-fundamental operating policies, which are described throughout this Prospectus and in the SAI. Although operating policies may be changed by the Fund's Board of Directors without shareholder approval, the Fund will promptly notify shareholders of any material change in operating policies.


Except as limited below, the Fund may invest in a diversified portfolio of securities without regard to objective investment criteria, such as company size, exchange listing, earnings history, or other factors. When selecting securities, the Advisor will, except as otherwise limited below, be limited only by its best judgment as to what will help achieve the Fund's investment objective.


STRONG VALUE FUND


The Fund seeks capital growth. The Fund invests primarily in equity securities, seeking, through fundamental analysis, those companies whose share price does not fully reflect the value of the company. While the Fund may invest in companies of any size, it currently emphasizes medium- to large-capitalization companies.


The Fund will invest at least 70% of its net assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. Under normal market conditions, the Fund expects to be fully invested in equities. The Fund may, however, invest up to 30% of its net assets in debt obligations, Fund may invest up to 5% of its net assets in non-investment-grade debt obligations. (See "Implementation of Policies and Risks - Debt Obligations.") The Fund does not intend to invest directly in foreign securities; however, it may invest up to 10% of its net assets in foreign securities in domestic markets through depositary receipts. See "Implementation of Policies and Risks
- Foreign Securities and Currencies" for the special risks associated with foreign investments.


including intermediate- to long-term corporate or U.S. government debt securities and, when the Subadvisor determines that market conditions warrant a temporary defensive position, it may use that allowance to invest in cash and short-term fixed-income securities. The Fund may invest up to 5% of its net assets in non-investment-grade debt obligations. (See "Implementation of Policies and Risks - Debt Obligations.") The Fund does not intend to invest directly in foreign securities; however, it may invest up to 10% of its net assets in foreign securities in domestic markets through depositary receipts. See "Implementation of Policies and Risks - Foreign Securities and Currencies" for the special risks associated with foreign investments.


Sloate, Weisman, Murray and Company, Inc. ("Subadvisor") seeks to maximize long-term total rates of return by investing in securities that represent excellent value in relation to companies' assets, earning power, and cash-generating ability. The Subadvisor employs a bottom-up stock selection process that is based on intensive fundamental research using early trend analysis in seeking to identify catalysts that will increase the value of a company. These catalysts include corporate restructuring, significant management change, cyclical turnaround of a company or industry, or secular trends.



                      IMPLEMENTATION OF POLICIES AND RISKS

In addition to the investment policies described above (and subject to certain restrictions described below), the Fund may invest in some or all of the following securities and may employ some or all of the following investment techniques, some of which may present special risks as described below. The Fund may engage in reverse repurchase agreements and mortgage dollar roll transactions. A more complete discussion of certain of these securities and investment techniques and the associated risks is presented in the SAI.

FOREIGN SECURITIES AND CURRENCIES

The Fund may only invest in foreign securities through depositary receipts. Depositary receipts are generally issued by banks or trust companies and evidence ownership of underlying foreign securities. Foreign investments involve special risks, including:

- expropriation, confiscatory taxation, and withholding taxes on dividends and interest;
- less extensive regulation of foreign brokers, securities markets, and issuers;
- less publicly available information and different accounting standards;
- costs incurred in conversions between currencies, possible delays in settlement in foreign securities markets, limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country), and difficulty of enforcing obligations in other countries; and
diplomatic developments and political or social instability.


Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance-of-payments positions. Many foreign securities may be less liquid and their prices more volatile than comparable U.S. securities. Although the Fund generally invests only in securities that are regularly traded on recognized exchanges or in over-the-counter ("OTC") markets, from time to time foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, may be higher than those attributable to domestic investing.


The Fund may invest in securities of issuers in developing or emerging markets and economies. Risks of investing in developing or emerging markets include:

- less social, political, and economic stability;
- smaller securities markets and lower trading volume, which may result in a lack of liquidity and greater price volatility;

- certain national policies that may restrict the Fund's investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Fund's loss of its entire investment in that market; and

- less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.
In addition, brokerage commissions, custodial services, withholding taxes, and other costs relating to investment in emerging markets generally are more expensive than in the U.S. and certain more established foreign markets. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures negotiated or imposed by the countries with which they trade.

Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the Fund could be affected by changes in foreign currency exchange rates to some extent. The value of the Fund's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances-of-payments, governmental intervention, speculation, and other political and economic conditions.

The Fund may purchase and sell foreign currency on a spot basis and may engage in forward currency contracts, currency options, and futures transactions for hedging or any other lawful purpose. (See "Derivative Instruments.")

FOREIGN INVESTMENT COMPANIES

The Fund may invest, to a limited extent, in foreign investment companies. Some of the countries in which the Fund invests may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for the Fund to invest in a foreign investment company in a country which permits direct foreign investment. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the Investment Company Act of 1940 ("1940 Act"). The Fund does not intend to invest in such investment companies unless, in the judgment of the Advisor, the potential benefits of such investments justify the payment of any associated fees or expenses.

DERIVATIVE INSTRUMENTS

The Fund may use derivative instruments for any lawful purpose consistent with the Fund's investment objective such as hedging or managing risk. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."


A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to OPTIONS or FORWARD CONTRACTS. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, OTC options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.


An option is a contract in which the "holder" ("buyer") pays a certain amount ("premium") to the "writer" ("seller") to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

A forward is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

Derivative instruments may include (i) options; (ii) futures; (iii) options on futures; (iv) short sales in which the Fund sells a security for delivery at a future date; (v) swaps, in which two parties agree to exchange a series of cash flows in the future, such as interest-rate payments; (vi) interest-rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap";
(vii) interest-rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; (viii) forward currency contracts and foreign currency exchange-related securities; and (ix) structured instruments which combine the foregoing in different ways.


Derivatives may be exchange traded or traded in OTC transactions between private parties. OTC transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. When required by SEC guidelines, the Fund will set aside permissible liquid assets in a segregated account to secure its obligations under the derivative.


The successful use of derivatives by the Fund is dependent upon a variety of factors, particularly the Advisor's ability to correctly anticipate trends in the underlying asset. In a hedging transaction, if the Advisor incorrectly anticipates trends in the underlying asset, the Fund may be in a worse position than if no hedging had occurred. In addition, there may be imperfect correlation between the Fund's derivative transactions and the instruments being hedged. To the extent that the Fund is engaging in derivative transactions for risk management, the Fund's successful use of such transactions is more dependent upon the Advisor's ability to correctly anticipate such trends, since losses in these transactions may not be offset by gains in the Fund's portfolio or in lower purchase prices for assets it intends to acquire. The Advisor's prediction of trends in underlying assets may prove to be inaccurate, which could result in substantial losses to the Fund.

The Fund may also use the derivative instruments to make investments that are consistent with the Fund's investment objective but that are impracticable or not feasible in the cash market (E.G., using derivative instruments to create a synthetic security or to derive exposure to a region or asset class when cash markets are inefficient and/or illiquid). The Fund will only engage in this strategy when the Advisor reasonably believes it to be more advantageous to the Fund.


In addition to the derivative instruments and strategies described above, the Advisor expects to discover additional derivative instruments and other trading techniques. The Advisor may utilize these new derivative instruments and techniques to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations, operating policies, and applicable regulatory authorities.

ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days. Certain restricted securities that may be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933 and Section 4(2) commercial paper may be determined liquid under guidelines adopted by the Fund's Board of Directors.

SMALL AND MEDIUM COMPANIES

The Fund may invest in the securities of small and medium companies. While small and medium companies generally have potential for rapid growth, investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only OTC or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small and medium companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small and medium company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in the fund that invests primarily in larger, more established companies. The Advisor's research efforts may also play a greater role in selecting securities for the Fund than in the fund that invests in larger, more established companies.

DEBT OBLIGATIONS

IN GENERAL. Debt obligations in which the Fund may invest will be primarily investment-grade debt obligations, although the Fund may invest up to 5% of its net assets in non-investment-grade debt obligations. The market value of all debt obligations is affected by changes in the prevailing interest rates. The market value of such instruments generally reacts inversely to interest rate changes. If the prevailing interest rates decline, the market value of debt obligations generally increases. If the prevailing interest rates increase, the market value of debt obligations generally decreases. In general, the longer the maturity of a debt obligation, the greater its sensitivity to changes in interest rates.

Investment-grade debt obligations include:

- U.S. government securities;


- bonds or bank obligations rated in one of the four highest rating categories (E.G., BBB or higher by S&P);

- short-term notes rated in one of the two highest rating categories (E.G., SP-2 or higher by S&P);
- short-term bank obligations rated in one of the three highest rating categories (E.G., A-3 or higher by S&P), with respect to obligations maturing in one year or less;
- commercial paper rated in one of the three highest rating categories (E.G., A-3 or higher by S&P);
- unrated debt obligations determined by the Advisor to be of comparable quality; and
- repurchase agreements involving investment-grade debt obligations.

Investment-grade debt obligations are generally believed to have relatively low degrees of credit risk. All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by the Advisor to consider what action, if any, the Fund should take consistent with its investment objective. For purposes of determining whether a security is investment grade, the Advisor may use the highest rating assigned to that security by any nationally recognized statistical rating organizations ("NRSROs"). Securities rated in the fourth-highest category (E.G., BBB by S&P), although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. Non-investment-grade debt obligations include:

- securities rated as low as C by S&P or their equivalents;
- commercial paper rated as low as C by S&P or its equivalents; and
- unrated debt securities judged to be of comparable quality by the Advisor.

U.S. GOVERNMENT SECURITIES


U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;

- the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
- the Student Loan Marketing Association, the Interamerican Development Bank, and International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies.
Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES


The Fund may invest in securities purchased on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, these securities may be delivered and paid for at a future date. Purchasing when-issued or delayed-delivery securities allows the Fund to lock in a fixed price or yield on a security it intends to purchase. However, when the Fund purchases these types of securities, it immediately assumes the risk of ownership, including the risk of price fluctuation.


The greater the Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of the Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment. Although the Fund may be able to sell these securities prior to the delivery date, it will purchase them for the purpose of actually acquiring the securities, unless after entering into the commitment a sale appears desirable for investment reasons. When required by SEC guidelines, the Fund will set aside permissible liquid assets in a segregated account to secure its outstanding commitments for these types of securities.


CASH MANAGEMENT


The Fund may invest directly in cash and short-term fixed-income securities, including, for this purpose, shares of one or more money market funds managed by the Advisor (collectively, "Strong Money Funds"). The Strong Money Funds seek current income, a stable share price of $1.00, and daily liquidity. All money market instruments can change in value when interest rates or an issuer's creditworthiness change dramatically. The Strong Money Funds cannot guarantee that they will always be able to maintain a stable net asset value of $1.00 per share. The Fund may also participate in pooled transactions involving cash and short-term fixed-income securities with other Strong Funds.


PORTFOLIO TURNOVER


The Fund's historical portfolio turnover rate is listed under "Financial Highlights." The annual portfolio turnover rate indicates changes in the Fund's portfolio. The turnover rate may vary from year to year, as well as within a year. It may also be affected by sales of portfolio securities necessary to meet cash requirements for redemption of shares. High portfolio turnover in any year will result in the payment by the Fund of above-average amounts of transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.



ABOUT THE FUND
MANAGEMENT

The Board of Directors of the Fund is responsible for managing its business and affairs. The Fund has entered into an investment advisory agreement with Strong Capital Management, Inc. ("Advisor"). Under the terms of the agreement, the Advisor manages the Fund's investments and business affairs subject to the supervision of the Fund's Board of Directors.


ADVISOR. The Advisor began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans, as well as mutual funds, several of which are funding vehicles for variable insurance products. As of March 31, 1998, the Advisor had over $29 billion under management. The Advisor's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of each Fund, is the controlling shareholder of the Advisor.

As compensation for its services, the Fund pays the Advisor a monthly management fee. The annual fee is 1.00% of the Fund's average daily net asset value. From time to time, the Advisor may voluntarily waive all or a portion of its management fee and/or absorb certain Fund expenses without further notification of the commencement or termination of such waiver or absorption. Any such waiver or absorption will temporarily lower the Fund's overall expense ratio and increase the Fund's overall return to investors.


Except for expenses assumed by the Advisor, Subadvisor, or Strong Funds Distributors, Inc., the Fund is responsible for all its other expenses, including, without limitation, interest charges, taxes, brokerage commissions, and similar expenses; expenses of issue, sale, repurchase, or redemption of shares; expenses of registering or qualifying shares for sale with the states and the SEC; expenses of printing and distribution of prospectuses to existing shareholders; charges of custodians (including fees as custodian for keeping books and similar services for the Fund), transfer agents (including the printing and mailing of reports and notices to shareholders), registrars, auditing and legal services, and clerical services related to recordkeeping and shareholder relations; printing of stock certificates; fees for directors who are not "interested persons" of the Advisor; expenses of indemnification; extraordinary expenses; and costs of shareholder and director meetings.


The Advisor and the Subadvisor permit portfolio managers and other persons who may have access to information about the purchase or sale of securities in the Fund's portfolio ("access persons") to purchase and sell securities for their own accounts, subject to the Advisor's or Subadvisor's policy governing personal investing. These policies require access persons to conduct their personal investment activities in a manner that the Advisor or Subadvisor believes is not detrimental to the Fund or to the Advisor's or Subadvisor's other advisory clients. Among other things, these policies require access persons to obtain preclearance before executing personal trades and prohibits access persons from keeping profits derived from the purchase or sale of the same security within 60 calendar days. See the SAI for more information.


YEAR 2000 RISKS. Like other mutual funds and financial and business operations around the world, the Fund could be adversely affected if the computer software, and to a lesser extent, hardware used by the Advisor and other service providers are not able to process and calculate date-related information and data before, during, and after January 1, 2000. This is commonly know as the "Year 2000 Issue." The Advisor is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer software and hardware that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.


SUBADVISOR. Under a subadvisory agreement between the Advisor and the Subadvisor ("Subadvisory Agreement"), the Subadvisor, pursuant to the oversight and supervision of the Fund's Board of Directors and the Advisor, provides a continuous investment program for the Fund. Under the Subadvisory Agreement, the Subadvisor is responsible both for determining the securities to be purchased and sold by the Fund and for executing those transactions. However, the Advisor is responsible for managing the cash-equivalent investments maintained by the Fund in the ordinary course of its business, which are expected to be no more than 10%-15% of the Fund's total assets. As compensation for its services, the Advisor (not the Fund) pays the Subadvisor a monthly fee based on the following annual rates

 The Advisor will pay the Subadvisor 60% of the management fees collected by the Advisor from the Fund on $74 million, 50% of the management fees collected by the Advisor from the Fund on net assets from $74 million to $300 million in the Fund, and 40% of the management fees collected by the Advisor from the Fund on net assets in excess of $300 million in the Fund. The Subadvisor bears all of its own expenses in providing subadvisory services to the Fund.


The Subadvisor began conducting business in 1974. Its principal business has been providing investment supervision to institutional investors and high net worth clients. The Subadvisor is a Delaware corporation. Ms. Laura J. Sloate, the Subadvisor's Chairman and Chief Investment Officer, is the controlling shareholder of the Subadvisor. As of March 31, 1998, the Subadvisor had approximately $1.5 billion under management. Its address is 540 Madison Avenue, New York, New York 10022.

HISTORICAL PERFORMANCE DATA OF THE SUBADVISOR

The following table sets forth the composite performance data of the Subadvisor relating to the historical performance of actual, fee-paying, discretionary equity accounts and the designated equity portion (including designated cash reserves) of balanced accounts with assets over $5 million (the "Equity Accounts") managed by the Subadvisor, since the dates indicated, that have investment objectives, policies, strategies, and risks substantially similar to those of the Value Fund. The data is provided to illustrate the past performance of the Subadvisor in managing substantially similar accounts as measured against the Standard & Poor's 500 Stock Index ("S&P 500") and the Russell 3000 Index ("Russell 3000") and does not represent the performance of the Value Fund. PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT THE FUTURE PERFORMANCE OF THE VALUE FUND OR OF THE SUBADVISOR.

The Subadvisor's composite performance data shown below was calculated in accordance with the recommended standards of the Association for Investment Management and Research (commonly referred to as AIMR)* retroactively applied for all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. All returns reflect the deduction of investment management fees, brokerage commissions, and execution costs paid by the Equity Accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The composite's returns are calculated on a time-weighted basis.


The Equity Accounts that are included in the Subadvisor's composite are not subject to the same type of expenses to which the Value Fund is subject nor to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Value Fund by the 1940 Act or Subchapter M of the Internal Revenue Code of 1986 ("IRC"). Consequently, the performance results for the Subadvisor's composite could have been adversely affected if the Equity Accounts included in the composite had been regulated under the federal security and tax laws.

The investment results of the Subadvisor's composite presented below are unaudited and are not intended to predict or suggest the future returns of the Value Fund. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

             SUBADVISOR'S
              VALUE EQUITY  RUSSELL
TIME PERIOD    COMPOSITE    3000(1)  S&P 500 (2)



AVERAGE ANNUAL RETURNS
1 Year                  28.49%   31.78%   33.36%
3 Year                  25.70%   29.98%   31.15%
5 Year                  20.23%   19.52%   20.27%
4/1/88-12/31/97(3)      21.38%   17.46%   17.88%
CUMULATIVE RETURNS
4/1/88-12/31/97         561.16%  380.28%  397.35%



(1) The Russell 3000 Index is an unmanaged index generally representative of the U.S. stock market. The index does not reflect investment management fees, brokerage commissions, and other expenses associated with investing in equity securities.


(2) The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market, without regard to company size. The index does not reflect investment management fees, brokerage commissions, and other expenses associated with investing in equity securities.

(3)     The Value Equity Composite began on April 1, 1988.

PORTFOLIO MANAGERS


LAURA J. SLOATE. Ms. Sloate, blind since the age of six, is a leading figure in the field of money management. After graduating from Barnard College and Columbia University, she began working as a Securities Analyst at Scheinman Hochstein & Trotta, Neuberger Berman & Company and Drexel Burnham & Company. In 1974, Ms. Sloate was one of the founders of the Subadvisor. As a principal of one of the first woman-owned money management firms, Ms. Sloate has been responsible for the successful expansion of assets under her management to their current level of approximately $1.5 billion. In addition to her role as portfolio manager, she is the Subadvisor's Chairman and Chief Investment Officer.


* AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.


JEFFREY B. COHEN. Mr. Cohen joined the Subadvisor in 1987 where he presently serves as a senior portfolio manager. Prior to joining the Subadvisor, he spent three years as Credit Officer, Analyst at J.P. Morgan. Mr. Cohen graduated from the Wharton School at the University of Pennsylvania with a B.S.E. in Finance and an M.B.A. from New York University. Mr. Cohen is a principal of the Subadvisor.

TRANSFER AND DIVIDEND-DISBURSING AGENT

The Advisor, P.O. Box 2936, Milwaukee, Wisconsin 53201, also acts as dividend-disbursing agent and transfer agent for the Fund. The Advisor is compensated for its services based on an annual fee per account plus certain out-of-pocket expenses. The fees received and the services provided as transfer agent and dividend-disbursing agent are in addition to those received and provided under the Advisory Agreements between the Advisor and the Fund.

DISTRIBUTOR

Strong Funds Distributors, Inc., P.O. Box 2936, Milwaukee, Wisconsin 53201, an indirect subsidiary of the Advisor, acts as distributor of the shares of the Fund.

ORGANIZATION

SHAREHOLDER RIGHTS. The Fund is a series of Strong Equity Funds, Inc., a Wisconsin corporation that is authorized to issue an indefinite number of shares of common stock and series and classes of series of shares of common stock. Each share of the Fund has one vote, and all shares participate equally in dividends and other capital gains distributions and in the residual assets of the Fund in the event of liquidation. Certificates will be issued for shares held in your account only upon your written request. You will, however, have full shareholder rights whether or not you request certificates. Generally, the Fund will not hold an annual meeting of shareholders unless required by the 1940 Act. Shareholders have certain rights, including the right to call an annual meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove one or more directors or to transact any other business. The 1940 Act requires the Fund to assist the shareholders in calling such a meeting.


SHAREHOLDER PRIVILEGES. The shareholders of the Fund may benefit from the privileges described in the "Shareholder Manual" (see Page II-1). However, the Fund reserves the right, at any time and without prior notice, to suspend, limit, modify, or terminate any of these privileges or their use in any manner by any person or class.

DISTRIBUTIONS AND TAXES

PAYMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS. Unless you choose otherwise, all your dividends and capital gains distributions will be automatically reinvested in additional Fund shares. Or, you may elect to have all your dividends and capital gain distributions from the Fund automatically invested in additional shares of another Strong Fund. Shares are purchased at the net asset value determined on the payment date. If you request in writing that your dividends and other distributions be paid in cash, the Fund will credit your bank account by Electronic Funds Transfer ("EFT") or issue a check to you within five business days of the payment date. You may change your election at any time by calling or writing the Fund. The Fund must receive any such change 7 days (15 days for EFT) prior to a dividend or capital gain distribution payment date in order for the change to be effective for that payment. The policy of the Fund is to pay dividends from net investment income quarterly and to distribute substantially all net realized capital gains and gains from foreign currency transactions annually. The Fund may make additional distributions if necessary to avoid imposition of a 4% excise tax on undistributed income and gains.

If you have chosen to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, your distribution option will automatically be converted to having all dividend and other distributions reinvested in additional Fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS. You will be subject to federal income tax at ordinary income tax rates on any dividends you receive that are derived from investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions, if any). Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such by the Fund, are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. The Fund's distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared in the last three months of the year and paid in January are taxable as if paid on December 31.


If the Fund's distributions exceed its investment company taxable income and net capital gain in any year, as a result of currency-related losses or otherwise, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes.

YEAR-END TAX REPORTING. After the end of each calendar year, you will receive a statement (Form 1099) of the federal income tax status of all dividends and other distributions paid (or deemed paid) during the year.

SHARES SOLD OR EXCHANGED. Your redemption of shares of the Fund may result in a taxable gain or loss to you, depending upon whether the redemption proceeds payable to you are more or less than your adjusted cost basis for the redeemed shares. Similar tax consequences generally will result from an exchange of shares of the Fund for shares of another Strong Fund. If you purchase shares of the Fund within 30 days before or after redeeming shares of the same Fund at a loss, a portion or all of that loss will not be deductible and will increase the cost basis of the newly purchased shares. If you redeem shares out of a non-IRA retirement account, you will be subject to withholding for federal income tax purposes unless you transfer the distribution directly to an "eligible retirement plan."


BUYING A DISTRIBUTION. A distribution paid shortly after you have purchased shares in the Fund will reduce the net asset value of the shares by the amount of the distribution, which nevertheless will be taxable to you even though it represents a return of a portion of your investment.


BACKUP WITHHOLDING. If you are an individual or certain other noncorporate shareholder and do not furnish the Fund with a correct taxpayer identification number, the Fund is required to withhold federal income tax at a rate of 31% (backup withholding) from all dividends, capital gain distributions, and redemption proceeds payable to you. Withholding at that rate from dividends and capital gain distributions payable to you also is required if you otherwise are subject to backup withholding. To avoid backup withholding, you must provide a taxpayer identification number and state that you are not subject to backup withholding due to the under-reporting of your income. This certification is included as part of your application. Please complete it when you open your account.


TAX STATUS OF THE FUND. The Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the IRC and, if so qualified, will not be liable for federal income tax on earnings and gains distributed to its shareholders in a timely manner. This section is not intended to be a full discussion of present or proposed federal income tax law and its effects on the Funds and investors therein. See the SAI for a further discussion. There may be other federal, state, or local tax considerations applicable to a particular investor. You are therefore urged to consult your own tax adviser.

PERFORMANCE INFORMATION

The Fund may advertise a variety of types of performance information, including "average annual total return," "total return," and "cumulative total return." Each of these figures is based upon historical results and does not represent the future performance of the Fund. Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Fund assuming the reinvestment of all dividends and other distributions. Total return figures are not annualized and simply represent the aggregate change of the Fund's investments over a specified period of time.

                               SHAREHOLDER MANUAL


HOW TO BUY SHARES                                              II-1
DETERMINING YOUR SHARE PRICE                                   II-4
HOW TO SELL SHARES                                             II-5
SHAREHOLDER SERVICES                                           II-8
REGULAR INVESTMENT PLANS                                       II-9
RETIREMENT PLAN SERVICES                                       II-11
SPECIAL SITUATIONS                                             II-11


HOW TO BUY SHARES

All the Strong Funds are 100% NO-LOAD, meaning you may purchase, redeem, or exchange shares directly at net asset value without paying a sales charge. Because the Fund's net asset value changes daily, your purchase price will be the next net asset value determined after the Fund receives and accepts your purchase order.


Whether you are opening a new account or adding to an existing one, the Fund provides you with several methods to buy its shares.

     TO OPEN A NEW ACCOUNT


MAIL   BY CHECK
         Complete and sign the application. Make your check or money order payable to "Strong Funds."
               Mail to Strong Funds, P.O. Box 2936, Milwaukee, Wisconsin 53201. If
      you're using an express delivery service, send to Strong Funds, 900 Heritage
                                        Reserve, Menomonee Falls, Wisconsin 53051.
        BY EXCHANGE
           Call 1-800-368-3863 for instructions on establishing an account with an exchange by mail.


  TELEPHONE       BY EXCHANGE
                     Call 1-800-368-3863 to establish a new account by exchanging funds from
  1-800-368-3863                                           an existing Strong Funds account.
24 HOURS A DAY,   Sign up for telephone exchange services when you open your account. To add
   7 DAYS A WEEK    the telephone exchange option to your account, call 1-800-368-3863 for a
                                                           Shareholder Account Options Form.
                  Please note that your accounts must be identically registered and that you must exchange enough into the new account to meet the minimum initial investment.
                  Or use STRONG DIRECTSM, Strong Funds' automated telephone response system.
                                                                        Call 1-800-368-7550.



IN PERSON  Stop by our Investor Center in Menomonee Falls, Wisconsin. Call 1-800
                                              368-3863 for hours and directions.
                                                            The Investor Center
                                      will only accept checks or money orders
                                                made payable to "Strong Funds."



WIRE  Call 1-800-368-3863 for instructions on opening an account by wire.


AUTOMATICALLY  USE STRONG'S "NO-MINIMUM INVESTMENT PROGRAM."
                 If you sign up for Strong's Automatic Investment Plan when you open your account and contribute monthly, Strong Funds will waive the Fund's minimum initial investment (see chart on page II-4).
               Complete the Automatic Investment Plan section on the account application.
                                        Mail to the address indicated on the application.


BROKER-DEALER    You may purchase shares in the Fund through a broker-dealer or other institution that may charge a transaction fee.
               Strong Funds may only accept requests to purchase shares into a broker dealer street name account from the broker-dealer.

                         TO ADD TO AN EXISTING ACCOUNT



BY CHECK
- Complete an Additional Investment Form provided at the bottom of your account statement, or write a note indicating your fund account number and registration. Make your check or money order payable to "Strong Funds."
- Mail to Strong Funds, P.O. Box 2936, Milwaukee, Wisconsin 53201. If you're using an express delivery service, send to Strong Funds, 900 Heritage Reserve, Menomonee Falls, Wisconsin 53051.
BY EXCHANGE
- Call 1-800-368-3863 for instructions on exchanging by mail.

BY EXCHANGE
- Add to an account by exchanging funds from another Strong Funds account.

- Sign up for telephone exchange services when you open your account. To add the telephone exchange option to your account, call 1-800-368-3863 for a Shareholder Account Options Form.

- Please note that the accounts must be identically registered and that the minimum exchange is $50 or the balance of your account, whichever is less.
BY TELEPHONE PURCHASE

- Sign up for telephone purchase when you open your account to make additional investments from $50 to $25,000 into your Strong Funds account by telephone. To add this option to your account, call 1-800-368-3863 for a Shareholder Account Options Form.

Or use STRONG DIRECT SM, Strong Funds' automated telephone response system. Call 1-800-368-7550.

- Stop by our Investor Center in Menomonee Falls, Wisconsin. Call
  1-800-368-3863 for hours and directions.
- The Investor Center can only accept checks or money orders.

Call 1-800-368-3863 for instructions on adding to an account by wire.

USE ONE OF STRONG'S AUTOMATIC INVESTMENT PROGRAMS. Sign up for these services when you open your account, or call 1-800-368-3863 for instructions on how to add them to your existing account.
- AUTOMATIC INVESTMENT PLAN. Make regular, systematic investments (minimum $50) into your Strong Funds account from your bank checking or NOW account. Complete the Automatic Investment Plan section on the account application.

- AUTOMATIC EXCHANGE PLAN. Make regular, systematic exchanges (minimum $50) from one eligible Strong Funds account to another. Call 1-800-368-3863 for an application.

- PAYROLL DIRECT DEPOSIT. Have a specified amount (minimum $50) regularly deducted from your paycheck, social security check, military allotment, or annuity payment invested directly into your Strong Funds account. Call 1-800-368-3863 for an application.
- AUTOMATIC DIVIDEND REINVESTMENT. Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Or, you may elect to have your dividends and capital gain distributions automatically invested in shares of another Strong Fund.

- You may purchase additional shares in a Fund through a broker-dealer or other institution that may charge a transaction fee.
- Strong Funds may only accept requests to purchase shares into a broker-dealer street name account from the broker-dealer.

                    WHAT YOU SHOULD KNOW ABOUT BUYING SHARES
- Please make all checks or money orders payable to "Strong Funds."
- We cannot accept third-party checks or checks drawn on banks outside the U.S.
- You will be charged a $20 service fee for each check, wire, or Electronic Funds Transfer ("EFT") purchase that is returned unpaid, and you will be responsible for any resulting losses suffered by a Fund.
- Further documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact.
- A Fund reserves the right to decline to accept your purchase order upon receipt for any reason.

- Exchange Feature - Please note that certain Strong Funds that you may exchange into may impose a redemption fee of 0.5% on shares held for less than six months.

- Minimum Investment Requirements:

                                             To open a regular account     $2,500

              To open a regular IRA, Roth IRA, or one-person SEP account     $250

                                       To open an Education IRA account     $500*

                                            To open an UGMA/UTMA account     $250

     To open a SIMPLE, SEP-IRA, Keogh, Profit Sharing          the lesser of $250
           or Money Purchase Pension Plan, or 403(b) account     or $25 per month

                    To open a qualified retirement plan account where the Advisor
      or a financial intermediary provides administrative services     No Minimum

                                            To add to an existing account     $50



* Not eligible for the Automatic Investment Plan and No-Minimum Investment Program.


The Fund offers a No-Minimum Investment Plan that waives the minimum initial investment requirements for investors who participate in the Strong Automatic Investment Plan and invest monthly (described on page II-10). Unless you participate in the Strong No-Minimum Investment Program, please ensure your purchases meet the minimum investment requirements.


Under certain circumstances (for example, if you discontinue a No-Minimum Investment Program before you reach the Fund's minimum initial investment), the Fund reserves the right to close your account. Before taking such action, the Fund will provide you with written notice and at least 60 days in which to reinstate an investment program or otherwise reach the minimum initial investment required.

DETERMINING YOUR SHARE PRICE

Generally, when you make any purchases, sales, or exchanges, the price of your shares will be the net asset value ("NAV") next determined after Strong Funds receives your request in proper form. If Strong Funds receives such request prior to the close of the New York Stock Exchange ("Exchange") on a day on which the Exchange is open, your share price will be the NAV determined that day. The NAV for each Fund is normally determined as of 3:00 p.m. Central Time ("CT") each day the Exchange is open. The Fund reserve the right to change the time at which purchases, redemptions, and exchanges are priced if the Exchange closes at a time other than 3:00 p.m. CT or if an emergency exists. The Fund's NAV is calculated by taking the fair value of the Fund's total assets, subtracting all its liabilities, and dividing by the total number of shares outstanding. Expenses are accrued daily and applied when determining the NAV.


The Fund's portfolio securities are valued based on market quotations or at fair value as determined by the method selected by the Fund's Board of Directors. Equity securities traded on a national securities exchange or NASDAQ are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded. Securities traded on NASDAQ for which there were no transactions on a given day or securities not listed on an exchange or NASDAQ are valued at the average of the most recent bid and asked prices. Other exchange-traded securities (generally foreign securities) will be valued based on market quotations.


Securities quoted in foreign currency are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily NAV per share is determined. Although the Fund values its foreign assets in U.S. dollars on a daily basis, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign currency exchange rates are generally determined prior to the close of trading on the Exchange. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the Exchange. Such events would not normally be reflected in a calculation of the Fund's NAV on that day. If events that materially affect the value of the Fund's foreign investments or the foreign currency exchange rates occur during such period, the investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors.

HOW TO SELL SHARES
You can access the money in your account at any time by selling (redeeming) some or all of your shares back to the Fund. Once your redemption request is received in proper form, Strong will normally mail you the proceeds the next business day and, in any event, no later than seven days thereafter.
To redeem shares, you may use any of the methods described in the following chart. However, if you are selling shares in a retirement account, please call 1-800-368-3863 for instructions. Please note that there is a $10.00 fee for closing an IRA or other retirement account or for transferring assets to another custodian. For your protection, certain requests may require a signature guarantee. (See "Special Situations - Signature Guarantees.")

  TO SELL SHARES


---------------------------

MAIL                                             FOR INDIVIDUAL, JOINT TENANT, AND UGMA/UTMA ACCOUNTS
                             Write a "letter of instruction" that includes the following information:
FOR YOUR PROTECTION CERTAIN       your account number, the dollar amount or number of shares you wish
REDEMPTION REQUESTS MAY       to redeem, each owner's name, your street address, and the signature of
REQUIRE A SIGNATURE                                          each owner as it appears on the account.
GUARANTEE. SEE "SPECIAL           Mail to Strong Funds, P.O. Box 2936, Milwaukee, Wisconsin 53201. If
SITUATIONS - SIGNATURE        you're using an express delivery service, send to 900 Heritage Reserve,
GUARANTEES."                                                        Menomonee Falls, Wisconsin 53051.
                                                                                   FOR TRUST ACCOUNTS
                                    Same as above. Please ensure that all trustees sign the letter of instruction.
                                                                              FOR OTHER REGISTRATIONS
                                                                Call 1-800-368-3863 for instructions.


TELEPHONE              Sign up for telephone redemption services when you open your account by checking the "Yes" box in the appropriate section of the account application.
1-800-368-3863          To add the telephone redemption option to your account, call 1-800-368
24 HOURS A DAY,                                  3863 for a Shareholder Account Options Form.
7 DAYS A WEEK         Once the telephone redemption option is in place, you may sell shares by phone and arrange to receive the proceeds in one of three ways:
                                                                    TO RECEIVE A CHECK BY MAIL
                       At no charge, we will mail a check to the address to which your account is registered.
                                                                             TO DEPOSIT BY EFT
                               At no charge, we will transmit the proceeds by Electronic Funds
                      Transfer (EFT) to a pre-authorized bank account. Usually, the funds will arrive at your bank two banking days after we process your redemption.
                                                                            TO DEPOSIT BY WIRE
                      For a $10 fee, we will transmit the proceeds by wire to a pre-authorized bank account. Usually, the funds will arrive at your bank the next banking day after we process your redemption.
                           You may also use STRONG DIRECTSM, Strong Funds' automated telephone response system. Call 1-800-368-7550.


AUTOMATICALLY          You can set up automatic withdrawals from your account at regular intervals. To establish the Systematic Withdrawal Plan, request a form by calling 1-800-368-3863.


BROKER-DEALER  You may also redeem shares through broker-dealers or other financial intermediaries who may charge a transaction fee.

                   WHAT YOU SHOULD KNOW ABOUT SELLING SHARES


- If you have recently purchased shares, please be aware that your redemption request may not be honored until the purchase check or electronic transaction has cleared your bank, which generally occurs within ten calendar days.

- You will be charged a $10 service fee for a stop-payment and replacement of a redemption or dividend check.
- The right of redemption may be suspended during any period in which (i) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.
- If you are selling shares you hold in certificate form, you must submit the certificates with your redemption request. Each registered owner must endorse the certificates and all signatures must be guaranteed.
- Further documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact.
                             REDEMPTIONS IN KIND

If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

                  WHAT YOU SHOULD KNOW ABOUT TELEPHONE REDEMPTIONS

- The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so.

- Once you place your telephone redemption request, it cannot be canceled or modified.

- Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.


- Because of increased telephone volume, you may experience difficulty in implementing a telephone redemption during periods of dramatic economic or market changes. In these situations, investors may want to consider using STRONG DIRECTSM, our automated telephone system, to effect such a transaction by calling 1-800-368-7550.

SHAREHOLDER SERVICES
INFORMATION SERVICES
24-HOUR ASSISTANCE. Strong Funds has registered representatives available to help you 24 hours a day, 7 days a week. Call 1-414-359-1400 or toll-free 1-800-368-3863. You may also write to Strong Funds at the address on the cover of this Prospectus, or e-mail us at service@strong-funds.com.

STRONG DIRECTSM AUTOMATED TELEPHONE SYSTEM. Also available 24 hours a day, the STRONG DIRECTSM automated response system enables you to use a touch-tone phone to hear fund quotes and returns on any Strong Fund. You may also confirm account balances, hear records of recent transactions and dividend activity (1-800-368-5550), and perform purchases, exchanges or redemptions among your existing Strong accounts (1-800-368-7550). You may also perform an exchange to open a new Strong account provided that your account has the telephone exchange option. Please note that your accounts must be identically registered and you must exchange enough into the new account to meet the minimum initial investment. Your account information is protected by a personal code.


STRONG NETDIRECTSM. Available 24 hours a day from your personal computer, STRONG NETDIRECTSM allows you to use the Internet to access your Strong Funds account information. You may access specific account history, view current account balances, obtain recent dividend activity, and perform purchases, exchanges, or redemptions among your existing Strong accounts.


To register for netDirect, please visit our web site at http://www.strong-funds.com. Your account information is protected by a personal password and Internet encryption technology. For more information on this service, please call 1-800-359-3379 or e-mail us at service@strong-funds.com.


STATEMENTS AND REPORTS. At a minimum, the Fund will confirm all transactions for your account on a quarterly basis. We recommend that you file each quarterly statement - and, especially, each calendar year-end statement - with your other important financial papers, since you may need to refer to them at a later date for tax purposes. Should you need additional copies of previous statements, you may order confirmation statements for the current and preceding year at no charge. Statements for earlier years are available for $10 each. Call 1-800-368-3863 to order past statements.


Each year, you will also receive a statement confirming the tax status of any distributions paid to you, as well as an annual report containing audited financial statements and a semi-annual report.

To reduce the volume of mail you receive, only one copy of certain materials, such as prospectuses and shareholder reports, is mailed to your household. Call 1-800-368-3863 if you wish to receive additional copies, free of charge.

More complete information regarding the Fund's investment policies and services is contained in its SAI, which you may request by calling or writing Strong Funds at the phone number and address on the cover of this Prospectus.


CHANGING YOUR ACCOUNT INFORMATION. So that you continue receiving your Strong correspondence, including any dividend checks and statements, please notify us in writing as soon as possible or call us at 1-800-368-3863 if your address changes. You may use the Additional Investment Form at the bottom of your confirmation statement, or simply write us a letter of instruction that contains the following information:

     1.      a written request to change the address,
     2.      the account number(s) for which the address is to be changed,
     3.      the new address, and
     4.      the signatures of all owners of the accounts.
Please send your request to the address on the cover of this Prospectus.

Changes to an account's registration - such as adding or removing a joint owner, changing an owner's name, or changing the type of your account - must also be submitted in writing. Please call 1-800-368-3863 for instructions. For your protection, some requests may require a signature guarantee.

TRANSACTION SERVICES

EXCHANGE PRIVILEGE. You may exchange shares between identically registered Strong Funds accounts, either in writing, by telephone, or through your personal computer. By establishing exchange services, you authorize the Fund and its agents to act upon your instruction through the telephone or personal computer to exchange shares from any account you specify. For tax purposes, an exchange is considered a sale and a purchase of Fund shares. Please obtain and read the appropriate prospectus before investing in any of the Strong Funds. Since an excessive number of exchanges may be detrimental to the Fund, the Fund reserves the right to discontinue the exchange privilege of any shareholder at any time.

REGULAR INVESTMENT PLANS
Strong Funds' Automatic Investment Plan, Payroll Direct Deposit Plan, and Automatic Exchange Plan, all discussed below, are methods of implementing DOLLAR COST AVERAGING. Dollar cost averaging is an investment strategy that involves investing a fixed amount of money at regular time intervals. By always investing the same set amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Ultimately, by using this principle in conjunction with fluctuations in share price, your average cost per share may be less than your average transaction price. A program of regular investment cannot ensure a profit or protect against a loss during declining markets. Since such a program involves continuous investment regardless of fluctuating share values, you should consider your ability to continue the program through periods of both low and high share-price levels.


AUTOMATIC INVESTMENT PLAN. The Automatic Investment Plan allows you to make regular, systematic investments in the Fund from your bank checking, savings, or NOW account. You may choose to make investments on any day of the month in amounts of $50 or more. You can set up the Automatic Investment Plan with any financial institution that is a member of the Automated Clearing House. Because the Fund has the right to close an investor's account for failure to reach the minimum initial investment, please consider your ability to continue this Plan until you reach the minimum initial investment. To establish the Plan, complete the Automatic Investment Plan section on the account application, or call 1-800-368-3863 for an application.


PAYROLL DIRECT DEPOSIT PLAN. Once you meet the Fund's minimum initial investment requirement, you may purchase additional Fund shares through the Payroll Direct Deposit Plan. Through this Plan, periodic investments (minimum $50) are made automatically from your payroll check into your existing Fund account. By enrolling in the Plan, you authorize your employer or its agents to deposit a specified amount from your payroll check into the Fund's bank account. In most cases, your Fund account will be credited the day after the amount is received by the Fund's bank. In order to participate in the Plan, your employer must have direct deposit capabilities through the Automated Clearing House available to its employees. The Plan may be used for other direct deposits, such as social security checks, military allotments, and annuity payments.


To establish Direct Deposit for your account, call 1-800-368-3863 to request a form. Once the Plan is established, you may alter the amount of the deposit, alter the frequency of the deposit, or terminate your participation in the program by notifying your employer.


AUTOMATIC EXCHANGE PLAN. The Automatic Exchange Plan allows you to make regular, systematic exchanges (minimum $50) from one Strong Funds account into another Strong Funds account. By setting up the Plan, you authorize the Fund and its agents to redeem a set dollar amount or number of shares from the first account and purchase shares of a second Strong Fund. In addition, you authorize the Fund and its agents to accept telephone instructions to change the dollar amount and frequency of the exchange. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in a capital gain or loss. To establish the Plan, request a form by calling 1-800-368-3863.

To participate in the Automatic Exchange Plan, you must have an initial account balance of $2,500 in the first account and at least the minimum initial investment in the second account. However, the minimum initial investment in the second account is waived if you select a monthly investment schedule. Exchanges may be made on any day or days of your choice. If the amount remaining in the first account is less than the exchange amount you requested, then the remaining amount will be exchanged. At such time as the first account has a zero balance, your participation in the Plan will be terminated. You may also terminate the Plan at any time by calling or writing to the Fund. Once participation in the Plan has been terminated for any reason, to reinstate the Plan you must do so in writing; simply investing additional funds will not reinstate the Plan.

SYSTEMATIC WITHDRAWAL PLAN. You can set up automatic withdrawals from your account at regular intervals. To begin distributions, you must have an initial balance of $5,000 in your account and withdraw at least $50 per payment. To establish the Systematic Withdrawal Plan, request a form by calling 1-800-368-3863. Depending upon the size of the account and the withdrawals requested (and fluctuations in net asset value of the shares redeemed), redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust the account. If the amount remaining in the account is not sufficient to meet a Plan payment, the remaining amount will be redeemed and the Plan will be terminated.

RETIREMENT PLAN SERVICES


We offer a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on IRAs, including Roth IRAs, or SEP-IRAs for a one-person business, call 1-800-368-3863. If you are interested in opening a 401(k) or other company-sponsored retirement plan (SIMPLE, SEP, Keogh, 403(b)(7), pension or profit sharing), call 1-800-368-2882 and a Strong Retirement Plan Specialist will help you determine which retirement plan would be best for your company. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.

SPECIAL SITUATIONS
POWER OF ATTORNEY. If you are investing as attorney-in-fact for another person, please complete the account application in the name of such person and sign the back of the application in the following form: "[applicant's name] by [your name], attorney-in-fact." To avoid having to file an affidavit prior to each transaction, please complete the Power of Attorney form available from Strong Funds at 1-800-368-3863. However, if you would like to use your own power of attorney form, please call the same number for instructions.

CORPORATIONS AND TRUSTS. If you are investing for a corporation, please include with your account application a certified copy of your corporate resolution indicating which officers are authorized to act on behalf of the corporation. As an alternative, you may complete a Certification of Authorized Individuals, which can be obtained from the Fund. Until a valid corporate resolution or Certification of Authorized Individuals form is received by the Fund, services such as telephone and wire redemption will not be established.


If you are investing as a trustee (including trustees of a retirement plan), please include the date of the trust. All trustees must sign the application. If they do not, services such as telephone and wire redemption will not be established. All trustees must sign redemption requests unless proper documentation to the contrary is provided to the Fund. Failure to provide these documents or signatures as required when you invest may result in delays in processing redemption requests.

FINANCIAL INTERMEDIARIES. If you purchase or redeem shares of the Fund through a financial intermediary, certain features of the Fund relating to such transactions may not be available or may be modified. In addition, certain operational policies of the Fund, including those related to settlement and dividend accrual, may vary from those applicable to direct shareholders of the Fund and may vary among intermediaries. We urge you to consult your financial intermediary for more information regarding these matters. In addition, the Fund may pay, directly or indirectly through arrangements with the Advisor, amounts to financial intermediaries that provide transfer agent type and/or other administrative services to their customers provided, however, that the Fund will not pay more for these services through intermediary relationships than it would if the intermediaries' customers were direct shareholders in the Fund. Certain financial intermediaries may charge an advisory, transaction, or other fee for their services. You will not be charged for such fees if you purchase or redeem your Fund shares directly from the Fund without the intervention of a financial intermediary.


SIGNATURE GUARANTEES. A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:

- when you add the telephone redemption option to your existing account;
- if you transfer the ownership of your account to another individual or organization;

- when you submit a written redemption request for more than $50,000;

- when you request to redeem or redeposit shares that have been issued in certificate form;
- if you open an account and later decide that you want certificates;
- when you request that redemption proceeds be sent to a different name or address than is registered on your account;
- if you add/change your name or add/remove an owner on your account; and
- if you add/change the beneficiary on your transfer-on-death account.
A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms, and others. PLEASE NOTE THAT A NOTARY PUBLIC STAMP OR SEAL IS NOT ACCEPTABLE.

                                     NOTES

                                     NOTES

                                     NOTES

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")



                               STRONG VALUE FUND


                                 P.O. Box 2936
                           Milwaukee, Wisconsin 53201
                           Telephone: (414) 359-1400
                           Toll-Free: (800) 368-3863

                        e-mail: service@strong-funds.com


                     Web Site:  http://www.strong-funds.com




This SAI is not a Prospectus and should be read together with the Prospectus for the Fund dated May 1, 1998. Requests for copies of the Prospectus should
be made by calling any number listed above.   The financial statements
appearing in the Annual Report, which accompanies this SAI, are incorporated into this SAI by reference.

                                  May 1, 1998

TABLE OF CONTENTS                                                           PAGE

INVESTMENT RESTRICTIONS........................................................3
INVESTMENT POLICIES AND TECHNIQUES.............................................5
Borrowing......................................................................5
Convertible Securities.........................................................5
Depositary Receipts............................................................5
Derivative Instruments.........................................................6
High-Yield (High-Risk) Securities.............................................12
Illiquid Securities...........................................................14
Lending of Portfolio Securities...............................................15
Mortgage- and Asset-Backed Debt Securities....................................15
Repurchase Agreements.........................................................16
Reverse Repurchase Agreements and Mortgage Dollar Rolls.......................16
Short Sales...................................................................17
Small and Medium Companies....................................................17
Warrants......................................................................17
When-Issued and Delayed-Delivery Securities...................................18
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities..........................18
DIRECTORS AND OFFICERS........................................................18
PRINCIPAL SHAREHOLDERS........................................................20
INVESTMENT ADVISOR............................................................20
INVESTMENT SUBADVISOR.........................................................22
DISTRIBUTOR...................................................................23
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................23
CUSTODIAN.....................................................................26
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT..................................26
TAXES.........................................................................27
DETERMINATION OF NET ASSET VALUE..............................................29
ADDITIONAL SHAREHOLDER INFORMATION............................................29
ORGANIZATION..................................................................31
SHAREHOLDER MEETINGS..........................................................32
PERFORMANCE INFORMATION.......................................................32
GENERAL INFORMATION...........................................................37
PORTFOLIO MANAGEMENT..........................................................39
INDEPENDENT ACCOUNTANTS.......................................................39
LEGAL COUNSEL.................................................................39
FINANCIAL STATEMENTS..........................................................40
APPENDIX......................................................................41



No person has been authorized to give any information or to make any representations other than those contained in this SAI and its corresponding Prospectus, and if given or made, such information or representations may not be relied upon as having been authorized. This SAI does not constitute an offer to sell securities.

                            INVESTMENT RESTRICTIONS



FUNDAMENTAL INVESTMENT LIMITATIONS



The following are the Fund's fundamental investment limitations which, along with the Fund's investment objective (which is described in the Prospectus), cannot be changed without shareholder approval.



Unless indicated otherwise below, the Fund:



1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (1) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.



2. May (1) borrow money from banks and (2) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 ("1940 Act") which may involve a borrowing, provided that the combination of
(1) and (2) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from the other Strong Funds or other persons to the extent permitted by applicable law.


3.     May not issue senior securities, except as permitted under the 1940 Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).


6. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (1) purchases of debt securities or other debt instruments, or (2) engaging in repurchase agreements.


7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

NON-FUNDAMENTAL OPERATING POLICIES



The following are the Fund's non-fundamental operating policies which may be changed by the Fund's Board of Directors without shareholder approval.



The Fund may not:



1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission ("SEC") or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.


2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.


3. Invest in illiquid securities if, as a result of such investment, more than 15% (10% with respect to a money fund) of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.


4. Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

5. Invest all of its assets in the securities of a single open-end investment management company with substantially the same fundamental investment objective, restrictions and policies as the Fund.

6. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the Commodity Exchange Act), provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act), do not exceed 5% of the Fund's net assets.


7. Borrow money except (1) from banks or (2) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.



8.     Make any loans other than loans of portfolio securities, except through
(1) purchases of debt securities or other debt instruments, or (2) engaging in repurchase agreements.



Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (I.E. due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

                       INVESTMENT POLICIES AND TECHNIQUES



The following information supplements the discussion of the Fund's investment objective, policies, and techniques described in the Prospectus.


BORROWING


The Fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act which may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements). However, the Fund may not purchase securities when bank borrowings exceed 5% of the Fund's total assets. Presently, the Fund only intends to borrow from banks for temporary or emergency purposes.



The Fund has established a line-of-credit ("LOC") with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by the Fund within 60 days and is not extended or renewed. The Fund intends to use the LOC to meet large or unexpected redemptions that would otherwise force the Fund to liquidate securities under circumstances which are unfavorable to the Fund's remaining shareholders. The Fund pays a commitment fee to the banks for the LOC.


CONVERTIBLE SECURITIES


Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.
Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.


The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.


A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.



DEPOSITARY RECEIPTS

The Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"), or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in the European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of the Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs and EDRs shall be treated as indirect foreign investments. For example, an ADR or EDR representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.


ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.


A depositary may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facility. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depositary receipts.


Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

DERIVATIVE INSTRUMENTS


IN GENERAL. The Fund may use derivative instruments for any lawful purpose consistent with its investment objective such as hedging or managing risk. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."



A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to OPTIONS or FORWARD CONTRACTS. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter ("OTC") options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.


An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

A forward is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.


HEDGING. The Fund may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or are anticipated to be held in, its portfolio. Derivatives may also be used to "lock-in" realized but unrecognized gains in the value of its portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment.



MANAGING RISK. The Fund may also use derivative instruments to manage the risks of its portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in its portfolio, establishing a position in the derivatives markets as a substitute for buying or selling certain securities, or creating or altering exposure to certain asset classes, such as equity, debt, or foreign securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than "traditional" securities (I.E., stocks or bonds) would.



EXCHANGE AND OTC DERIVATIVES. Derivative instruments may be exchange-traded or traded in OTC transactions between private parties. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally very liquid. The exchange clearinghouse is the counterparty of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty. OTC transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.


RISKS AND SPECIAL CONSIDERATIONS. The use of derivative instruments involves risks and special considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.


(1) MARKET RISK. The primary risk of derivatives is the same as the risk of the underlying assets, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the ability of Strong Capital Management, Inc. ("Advisor"), to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. The Advisor's decision to engage in a derivative instrument will reflect its judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objectives, investment limitations, and operating policies. In making such a judgment, the Advisor will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Fund's entire portfolio and investment objective.



(2) CREDIT RISK. The Fund will be subject to the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses. The Fund will enter into transactions in derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract.


(3) CORRELATION RISK. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of a derivative instruments used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.


(4) LIQUIDITY RISK. Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirement to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund was unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired, matured, or was closed out. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.


(5) LEGAL RISK. Legal risk is the risk of loss caused by the legal unenforcibility of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) SYSTEMIC OR "INTERCONNECTION" RISK. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses at other dealers and destabilize the entire market for OTC derivative instruments.


GENERAL LIMITATIONS. The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission ("CFTC"), and various state regulatory authorities. In addition, the Fund's ability to use derivative instruments may be limited by certain tax considerations.



The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. In accordance with Rule 4.5 of the regulations under the Commodity Exchange Act ("CEA"), the notice of eligibility for the Fund includes representations that the Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold other positions in futures contracts and related options that do not qualify as a bona fide hedging position if the aggregate initial margin deposits and premiums required to establish these positions, less the amount by which any such futures contracts and related options positions are "in the money," do not exceed 5% of the Fund's net assets. Adherence to these guidelines does not limit the Fund's risk to 5% of the Fund's assets.



The SEC has identified certain trading practices involving derivative instruments that involve the potential for leveraging the Fund's assets in a manner that raises issues under the 1940 Act. In order to limit the potential for the leveraging of the Fund's assets, as defined under the 1940 Act, the SEC has stated that the Fund may use coverage or the segregation of the Fund's assets. To the extent required by SEC guidelines, the Fund will not enter into any such transactions unless it owns either: (1) an offsetting ("covered") position in securities, options, futures, or derivative instruments; or (2) cash or liquid securities positions with a value sufficient at all times to cover its potential obligations to the extent that the position is not "covered". The Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.



In some cases, the Fund may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class. In such cases, when the Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to set aside liquid assets in a segregated account to secure its obligations under the derivative instruments, the Advisor may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the liquid assets set aside in the segregated account (unless another interpretation is specified by applicable regulatory requirements).



OPTIONS. The Fund may use options for any lawful purpose consistent with its investment objective such as hedging or managing risk. An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price ("strike price" or "exercise price") at or before a certain time ("expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. The Fund may buy or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.



The Fund may purchase (buy) and write (sell) put and call options underlying assets and enter into closing transactions with respect to such options to terminate an existing position. The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described under "Investment Policies and Techniques - Illiquid Securities." Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.


The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.



The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and the other party to the transaction ("counterparty") (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.



The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counter parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.



The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market represented by the relevant market index.



The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.



SPREAD TRANSACTIONS. The Fund may use spread transactions for any lawful purpose consistent with its investment objective such as hedging or managing risk. The Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relation to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, I.E., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.



FUTURES CONTRACTS. The Fund may use futures contracts for any lawful purpose consistent with its investment objective such as hedging or managing risk. The Fund may enter into futures contracts, including, but not limited to, interest rate and index futures. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Advisor believes it is more advantageous to the Fund than purchasing the futures contract.

To the extent required by regulatory authorities, the Fund only enters into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through the use of futures contracts.



An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (E.G., debt security) for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.



No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.



Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.


Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.


If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.



SWAP AGREEMENTS. The Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (I.E., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap;" interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.



The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, the Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement ("net amount").
The Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash and/or other appropriate liquid assets.



Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 ("IRC") may limit the Fund's ability to use swap agreements. The swaps market is largely unregulated.



The Fund will enter swap agreements only with counterparties that the Advisor reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.



ADDITIONAL DERIVATIVE INSTRUMENTS AND STRATEGIES. In addition to the derivative instruments and strategies described above and in the Prospectus, the Advisor expects to discover additional derivative instruments and other hedging or risk management techniques. The Advisor may utilize these new derivative instruments and techniques to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations, operating policies, and applicable regulatory authorities.



HIGH-YIELD (HIGH-RISK) SECURITIES

IN GENERAL. Non-investment grade debt obligations ("lower-quality securities") include (1) bonds rated as low as C by Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Group ("S&P"), and comparable ratings of other nationally recognized statistical rating organizations ("NRSROs"); (2) commercial paper rated as low as C by S&P, Not Prime by Moody's, and comparable ratings of other NRSROs; and (3) unrated debt obligations of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to the Appendix for a description of the securities ratings.


EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.


All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.



As previously stated, the value of a lower-quality or comparable unrated security will decrease in a rising interest rate market and accordingly, so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would force the Fund to sell the more liquid portion of its portfolio.



PAYMENT EXPECTATIONS. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Fund.



CREDIT RATINGS. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in lower-quality and comparable unrated obligations will be more dependent on the Advisor's credit analysis than would be the case with investments in investment-grade debt obligations. The Advisor employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Advisor continually monitors the investments in the Fund's portfolio and carefully evaluates whether to dispose of or to retain lower-quality and comparable unrated securities whose credit ratings or credit quality may have changed.


LIQUIDITY AND VALUATION. The Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, the Fund's asset value and ability to dispose of particular securities, when necessary to meet the Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.



LEGISLATION. Legislation may be adopted, from time to time, designed to limit the use of certain lower-quality and comparable unrated securities by certain issuers. It is anticipated that if additional legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for the securities.


ILLIQUID SECURITIES


The Fund may invest in illiquid securities (I.E., securities that are not readily marketable). However, the Fund will not acquire illiquid securities if, as a result, the illiquid securities would comprise more than 15% (10% for money market funds) of the value of the Fund's net assets (or such other amounts as may be permitted under the 1940 Act). However, as a matter of internal policy, the Advisor intends to limit the Fund's investments in illiquid securities to 10% of its net assets.



 The Board of Directors of the Fund, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended ("Securities Act"), such as securities that may be resold to institutional investors under Rule 144A under the Securities Act and Section 4(2) commercial paper, may be considered liquid under guidelines adopted by the Fund's Board of Directors.



The Board of Directors of the Fund has delegated to the Advisor the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. The Board of Directors has directed the Advisor to look to such factors as (1) the frequency of trades or quotes for a security, (2) the number of dealers willing to purchase or sell the security and number of potential buyers, (3) the willingness of dealers to undertake to make a market in the security, (4) the nature of the security and nature of the marketplace trades, such as the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer, (5) the likelihood that the security's marketability will be maintained throughout the anticipated holding period, and (6) any other relevant factors. The Advisor may determine 4(2) commercial paper to be liquid if (1) the 4(2) commercial paper is not traded flat or in default as to principal and interest, (2) the 4(2) commercial paper is rated in one of the two highest rating categories by at least two NRSROs), or if only one NRSRO rates the security, by that NRSRO, or is determined by the Advisor to be of equivalent quality, and (3) the Advisor considers the trading market for the specific security taking into account all relevant factors. With respect to any foreign holdings, a foreign security may be considered liquid by the Advisor (despite its restricted nature under the Securities Act) if the security can be freely traded in a foreign securities market and all the facts and circumstances support a finding of liquidity.



Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the

Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced in accordance with pricing procedures adopted by the Board of Directors of the Fund. If through the appreciation of restricted securities or the depreciation of unrestricted securities the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable (except for 144A Securities and 4(2) commercial paper deemed to be liquid by the Advisor), the Fund will take such steps as is deemed advisable, if any, to protect the liquidity of the Fund's portfolio.



The Fund may sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


LENDING OF PORTFOLIO SECURITIES


The Fund is authorized to lend up to 33 1/3% of the total value of its portfolio securities to broker-dealers or institutional investors that the Advisor deems qualified, but only when the borrower maintains with the Fund's custodian bank collateral either in cash or money market instruments in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Although the Fund is authorized to lend, the Fund does not presently intend to engage in lending. In determining whether to lend securities to a particular broker-dealer or institutional investor, the Advisor will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loans at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when retaining such rights is considered to be in the Fund's interest.



MORTGAGE- AND ASSET-BACKED DEBT SECURITIES


Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities, such as the Government National Mortgage Association and the Federal National Mortgage Association, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.


Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities.

The rate of principal payment on mortgage- and asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any mortgage- and asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt securities. Among the principal differences are that interest and principal payments are made more frequently on mortgage-and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if the Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government-sponsored mortgage-backed securities.


While many mortgage- and asset-backed securities are issued with only one class of security, many are issued in more than one class, each with different payment terms. Multiple class mortgage- and asset-backed securities are issued
for two main reasons.   First, multiple classes may be used as a method of
providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (mortgage- and asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics which mimic the characteristics of non-mortgage- or asset-backed securities, such as floating interest rates (I.E., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.


The Fund may invest in stripped mortgage- or asset-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases such market value may be extremely volatile. With respect to certain stripped securities, such as interest only and principal only classes, a rate of prepayment that is faster or slower than anticipated may result in the Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade.



Mortgage- and asset-backed securities backed by assets, other than as described above, or in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The Fund may invest in such securities if such investment is otherwise consistent with its investment objectives and policies and with the investment restrictions of the Fund.



REPURCHASE AGREEMENTS



The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks. The Fund may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.



REVERSE REPURCHASE AGREEMENTS AND MORTGAGE DOLLAR ROLLS

The Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, the Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Fund generally retains the right to interest and principal payments on the security. Since the Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, the Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security.



The Fund may also enter into mortgage dollar rolls, in which the Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Fund.



The mortgage dollar rolls and reverse repurchase agreements entered into by the Fund may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Advisor believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.



SHORT SALES



The Fund may sell securities short (1) to hedge unrealized gains on portfolio securities or (2) if it covers such short sale with liquid assets as required by the current rules and positions of the SEC or its staff. Selling securities short against the box involves selling a security that the Fund owns or has the right to acquire, for delivery at a specified date in the future. If the Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.


SMALL AND MEDIUM COMPANIES


The Fund may invest a substantial portion of its assets in small and medium companies. While small and medium companies generally have the potential for rapid growth, investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small and medium companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small and medium company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in the Fund that invests primarily in larger, more established companies. The Advisor's research efforts may also play a greater role in selecting securities for the Fund than in the Fund that invests in larger, more established companies.



WARRANTS



The Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.




WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. The price of debt obligations so purchased, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between the purchase and settlement, no payment is made by the Fund to the issuer and no interest on the debt obligations accrues to the Fund.
Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. While when-issued and delayed-delivery securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase these types of securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that its net asset value will be adversely affected by these types of securities purchases.



To the extent required by the SEC, the Fund will maintain cash and marketable securities equal in value to commitments for when-issued or delayed delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for when-issued or delayed deliver securities, the Fund will meet its obligations from then-available cash flow, sale of the securities held in the separate account, described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued or delayed delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).



ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES



The Fund may invest in zero-coupon, step-coupon, and pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accruing that year. In order to continue to qualify as a "regulated investment company" or "RIC" under the IRC and avoid a certain excise tax, the Fund may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.



                             DIRECTORS AND OFFICERS



Directors and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each director who is deemed an "interested person," as defined in the 1940 Act, is indicated by an asterisk (*). Each officer and director holds the same position with the 26 registered open-end management investment companies consisting of 46 mutual funds ("Strong Funds"). The Strong Funds, in the aggregate, pay each Director who is not a director, officer, or employee of the Advisor, or any affiliated company (a "disinterested director") an annual fee of $50,000, plus $100 per Board meeting for each Strong Fund. In addition, each disinterested director is reimbursed by the Strong Funds for travel and other expenses incurred in connection with attendance at such meetings. Other officers and directors of the Strong Funds receive no compensation or expense reimbursement from the Strong Funds.



*RICHARD S. STRONG (DOB 5/12/42), Director and Chairman of the Board of the Strong Funds.



Prior to August 1985, Mr. Strong was Chief Executive Officer of the Advisor, which he founded in 1974. Since August 1985, Mr. Strong has been a Security Analyst and Portfolio Manager of the Advisor. In October 1991, Mr. Strong also became the Chairman of the Advisor. Mr. Strong is a Director of the Advisor. Mr. Strong has been in the investment management business since 1967.

MARVIN E. NEVINS (DOB 7/19/18), Director of the Strong Funds.



Private Investor. From 1945 to 1980, Mr. Nevins was Chairman of Wisconsin Centrifugal Inc., a foundry. From July 1983 to December 1986, he was Chairman of General Casting Corp., Waukesha, Wisconsin, a foundry. Mr. Nevins is a former Chairman of the Wisconsin Association of Manufacturers & Commerce. He was also a regent of the Milwaukee School of Engineering and a member of the Board of Trustees of the Medical College of Wisconsin.

WILLIE D. DAVIS (DOB 7/24/34), Director of the Strong Funds.



Mr. Davis has been Director of Alliance Bank since 1980, Sara Lee Corporation (a food/consumer products company) since 1983, KMart Corporation (a discount consumer products company) since 1985, Dow Chemical Company since 1988, MGM Grand, Inc. (an entertainment/hotel company) since 1990, WICOR, Inc. (a utility company) since 1990, Johnson Controls, Inc. (an industrial company) since 1992, L.A. Gear (a footwear/sportswear company) since 1992, and Rally's Hamburger, Inc. since 1994. Mr. Davis has been a trustee of the University of Chicago since 1980 and Marquette University since 1988. Since 1977, Mr. Davis has been President and Chief Executive Officer of All Pro Broadcasting, Inc. Mr. Davis was a Director of the Fireman's Fund (an insurance company) from 1975 until 1990.

STANLEY KRITZIK (DOB 1/9/30), Director of the Strong Funds.



Mr. Kritzik has been a Partner of Metropolitan Associates since 1962, a Director of Aurora Health Care since 1987, and Health Network Ventures, Inc. since 1992.

WILLIAM F. VOGT (DOB 7/19/47), Director of the Strong Funds.


Mr. Vogt has been the President of Vogt Management Consulting, Inc. since 1990. From 1982 until 1990, he served as Executive Director of University Physicians of the University of Colorado. Mr. Vogt is the Past President of the Medical Group Management Association and a Fellow of the American College of Medical Practice Executives.


THOMAS P. LEMKE (DOB 7/30/54), Vice President of the Strong Funds.


Mr. Lemke has been Senior Vice President, Secretary, and General Counsel of the Advisor since September 1994 and Chief Operating Officer of the Advisor since November 1997. For two years prior to joining the Advisor, Mr. Lemke acted as Resident Counsel for Funds Management at J.P. Morgan & Co., Inc. From February 1989 until April 1992, Mr. Lemke acted as Associate General Counsel to Sanford
C. Bernstein Co., Inc. For two years prior to that, Mr. Lemke was Of Counsel at the Washington D.C. law firm of Tew Jorden & Schulte, a successor of Finley, Kumble & Wagner. From August 1979 until December 1986, Mr. Lemke worked at the SEC, most notably as the Chief Counsel to the Division of Investment Management (November 1984 - December 1986), and as Special Counsel to the Office of Insurance Products, Division of Investment Management (April 1982 - October
1984).




STEPHEN J. SHENKENBERG (DOB 6/14/58), Vice President and Secretary of the Strong Funds.



Mr. Shenkenberg has been Acting General Counsel of the Advisor since January 1998. From November 1996 until January 1998, Mr. Shenkenberg acted as Deputy General Counsel to the Advisor. From December 1992 until November 1996, Mr. Shenkenberg acted as Associate Counsel to the Advisor. From June 1987 until December 1992, Mr. Shenkenberg was an attorney for Godfrey & Kahn, S.C., a Milwaukee law firm.

JOHN S. WEITZER (DOB 10/31/67), Vice President of the Strong Funds.



Mr. Weitzer has been Senior Counsel of the Advisor since December 1997. From July 1993 until December 1997, Mr. Weitzer acted as Associate Counsel to the Advisor.






MARY F. HOPPA  (DOB 5/31/64), Vice President of the Strong Funds.



Ms. Hoppa has been Vice President and Director of Mutual Fund Administration of the Advisor since January 1998. From October 1996 to January 1998, Ms. Hoppa acted as Director of Transfer Agency Services of the Advisor and, from January 1988 to October 1996, as Transfer Agency Systems Liaison Manager of the Advisor. From January 1987 to January 1988, Ms. Hoppa acted as a Shareholder Services Associate of the Advisor.



JOHN A. FLANAGAN (DOB 6/5/46), Treasurer of the Strong Funds.



Mr. Flanagan has been Senior Vice President of the Advisor since April 1997. For three years prior to joining the Advisor, Mr. Flanagan was a Partner with Coopers & Lybrand L.L.P. (an international professional services firm). From November 1992 to April 1994, Mr. Flanagan was an independent consultant. From October 1970 to November 1992, Mr. Flanagan was with Ernst & Young (an international professional services firm), most notably as Partner in charge of the Investment Company Practice of that firm's Boston office from 1982 to 1992.




Except for Messrs. Nevins, Davis, Kritzik, and Vogt, the address of all of the above persons is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Nevins' address is 6075 Pelican Bay Boulevard, Naples, Florida 34108. Mr. Davis' address is 161 North La Brea, Inglewood, California 90301. Mr. Kritzik's address is 1123 North Astor Street, P.O. Box 92547, Milwaukee, Wisconsin 53202-0547. Mr. Vogt's address is 2830 East Third Avenue, Denver, Colorado 80206.



Unless otherwise noted below, as of March 31, 1998, the officers and directors of the Fund in the aggregate beneficially owned less than 1% of the Fund's then outstanding shares.



FUND  SHARES  PERCENT
----  ------  -------
None


                             PRINCIPAL SHAREHOLDERS


Unless otherwise noted below, as of March 31, 1998 no persons owned of record or are known to own of record or beneficially more than 5% of the Fund's then outstanding shares.



NAME AND ADDRESS  SHARES  PERCENT
----------------  ------  -------
None




                               INVESTMENT ADVISOR



The Fund has entered into an Advisory Agreement with Strong Capital Management, Inc. ("Advisor"). Mr. Strong controls the Advisor. Mr. Strong is the Chairman and a Director of the Advisor, Mr. Lemke is the Chief Operating Officer, a Senior Vice President, Secretary, and General Counsel of the Advisor, Mr. Flanagan is a Senior Vice President of the Advisor, Mr. Shenkenberg is Vice President, Assistant Secretary, and Acting General Counsel of the Advisor, and Mr. Weitzer is Senior Counsel of the Advisor.

The Advisory Agreement is required to be approved annually by either the Board of Directors of the Fund or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). In either case, each annual renewal must be approved by the vote of a majority of the Fund's directors who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable, without penalty, on 60 days written notice by the Board of Directors of the Fund, by vote of a majority of the Fund's outstanding voting securities, or by the Advisor, and will terminate automatically in the event of its assignment.



Under the terms of the Advisory Agreement, the Advisor manages the Fund's investments subject to the supervision of the Fund's Board of Directors. The Advisor is responsible for investment decisions and supplies investment research and portfolio management. The Advisory Agreement authorizes the Advisor to delegate its investment advisory duties to a subadvisor in accordance with a written agreement under which the subadvisor would furnish such investment advisory services to the Advisor. In that situation, the Advisor continues to have responsibility for all investment advisory services furnished by the subadvisor under the subadvisory agreement. At its expense, the Advisor provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund. The Advisor places all orders for the purchase and sale of the Fund's portfolio securities at the Fund's expense.



Except for expenses assumed by the Advisor, as set forth above, or by Strong Funds Distributors, Inc. with respect to the distribution of the Fund's shares, the Fund is responsible for all its other expenses, including, without limitation, interest charges, taxes, brokerage commissions, and similar expenses; expenses of issue, sale, repurchase or redemption of shares; expenses of registering or qualifying shares for sale with the states and the SEC; expenses for printing and distribution of prospectuses to existing shareholders; charges of custodians (including fees as custodian for keeping books and similar services for the Fund), transfer agents (including the printing and mailing of reports and notices to shareholders), registrars, auditing and legal services, and clerical services related to recordkeeping and shareholder relations; printing of stock certificates; fees for directors who are not "interested persons" of the Advisor; expenses of indemnification; extraordinary expenses; and costs of shareholder and director meetings.



As compensation for its services, the Fund pays to the Advisor a monthly management fee at the annual rate specified below of the average daily net asset value of the Fund. From time to time, the Advisor may voluntarily waive all or a portion of its management fee for the Fund.



   FUND     ANNUAL RATE
----------  -----------
Value Fund        1.00%



The Fund paid the following management fees for the time periods indicated:



                                                    MANAGEMENT FEE
FISCAL YEAR ENDED  MANAGEMENT FEE ($)  WAIVER ($)  AFTER WAIVER ($)
-----------------  ------------------  ----------  ----------------
         12/31/96             303,298           0           303,298
         12/31/97             750,219           0           750,219



The organizational expenses for the Fund which were advanced by the Advisor and which will be reimbursed by the Fund over a period of not more than 60 months from the Fund's date of inception are listed below.



   FUND     ORGANIZATIONAL EXPENSES
----------  -----------------------
Value Fund                  $19,943



The Advisory Agreement requires the Advisor to reimburse the Fund in the event that the expenses and charges payable by the Fund in any fiscal year, including the management fee but excluding taxes, interest, brokerage commissions, and similar fees and to the extent permitted extraordinary expenses, exceed two percent (2%) of the average net asset value of the Fund for such year, as determined by valuations made as of the close of each business day of the year. Reimbursement of expenses in excess of the applicable limitation will be made on a monthly basis and will be paid to the Fund by reduction of the Advisor's fee, subject to later adjustment, month by month, for the remainder of the Fund's fiscal year. The Advisor may from time to time voluntarily absorb expenses for the Fund in addition to the reimbursement of expenses in excess of applicable limitations.

On July 12, 1994, the SEC filed an administrative action ("Order") against the Advisor, Mr. Strong, and another employee of the Advisor in connection with conduct that occurred between 1987 and early 1990. In re Strong/Corneliuson Capital Management, Inc., et al. Admin. Proc. File No. 3-8411. The proceeding was settled by consent without admitting or denying the allegations in the Order. The Order found that the Advisor and Mr. Strong aided and abetted violations of Section 17(a) of the 1940 Act by effecting trades between mutual funds, and between mutual funds and Harbour Investments Ltd. ("Harbour"), without complying with the exemptive provisions of SEC Rule 17a-7 or otherwise obtaining an exemption. It further found that the Advisor violated, and Mr. Strong aided and abetted violations of, the disclosure provisions of the 1940 Act and the Investment Advisers Act of 1940 by misrepresenting the Advisor's policy on personal trading and by failing to disclose trading by Harbour, an entity in which principals of the Advisor owned between 18 and 25 percent of the voting stock. As part of the settlement, the respondents agreed to a censure and a cease and desist order and the Advisor agreed to various undertakings, including adoption of certain procedures and a limitation for six months on accepting certain types of new advisory clients.


On June 6, 1996, the Department of Labor ("DOL") filed an action against the Advisor for equitable relief alleging violations of the Employee Retirement Income Security Act of 1974 ("ERISA") in connection with cross trades that occurred between 1987 and late 1989 involving certain pension accounts managed by the Advisor. Contemporaneous with this filing, the Advisor, without admitting or denying the DOL's allegations, agreed to the entry of a consent judgment resolving all matters relating to the allegations. Reich v. Strong Capital Management, Inc., (U.S.D.C. E.D. WI) ("Consent Judgment"). Under the terms of the Consent Judgment, the Advisor agreed to reimburse the affected accounts a total of $5.9 million. The settlement did not have any material impact on the Advisor's financial position or operations.


The Fund and the Advisor have adopted a Code of Ethics ("Code") which governs the personal trading activities of all "Access Persons" of the Advisor. Access Persons include every director and officer of the Advisor and the investment companies managed by the Advisor, including the Fund, as well as certain employees of the Advisor who have access to information relating to the purchase or sale of securities by the Advisor on behalf of accounts managed by it. The Code is based upon the principal that such Access Persons have a fiduciary duty to place the interests of the Fund and the Advisor 's other clients ahead of their own.



The Code requires Access Persons (other than Access Persons who are independent directors of the investment companies managed by the Advisor, including the
Fund) to, among other things, preclear their securities transactions (with limited exceptions, such as transactions in shares of mutual funds, direct obligations of the U.S. government, and certain options on broad-based securities market indexes) and to execute such transactions through the Advisor's trading department. The Code, which applies to all Access Persons (other than Access Persons who are independent directors of the investment companies managed by the Advisor, including the Fund), includes a ban on acquiring any securities in an initial public offering, other than a new offering of a registered open-end investment company, and a prohibition from profiting on short-term trading in securities. In addition, no Access Person may purchase or sell any security which is contemporaneously being purchased or sold, or to the knowledge of the Access Person, is being considered for purchase or sale, by the Advisor on behalf of any mutual fund or other account managed by it. Finally, the Code provides for trading "black out" periods of seven calendar days during which time Access Persons who are portfolio managers may not trade in securities which have been purchased or sold by any mutual fund or other account managed by the portfolio manager.



The Advisor provides investment advisory services for multiple clients and may give advice and take action, with respect to any client, that may differ from the advice given, or the timing or nature of action taken, with respect to any one account. However, the Advisor will allocate over a period of time, to the extent practical, investment opportunities to each account on a fair and equitable basis relative to other similarly-situated client accounts. The Advisor, its principals and associates (to the extent not prohibited by the Code), and other clients of the Advisor may have, acquire, increase, decrease, or dispose of securities or interests therein at or about the same time that the Advisor is purchasing or selling securities or interests therein for an account which purchase or sale is or may be deemed to be inconsistent with the actions taken by such persons.



From time to time, the Advisor votes the shares owned by the Fund according to its Statement of General Proxy Voting Policy ("Proxy Voting Policy"). The general principal of the Proxy Voting Policy is to vote any beneficial interest in an equity security prudently and solely in the best long-term economic interest of the Fund and its beneficiaries considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Shareholders may obtain a copy of the Proxy Voting Policy upon request from the Advisor.

                             INVESTMENT SUBADVISOR



The Advisor has entered into a Subadvisory Agreement with Sloate, Weisman, Murray & Company, Inc. ("Subadvisor") with respect to the Value Fund. Under the terms of the Subadvisory Agreement, the Subadvisor furnishes investment advisory and portfolio management services to the Fund with respect to its investments. The Subadvisor is responsible for decisions to buy and sell the Fund's investments and all other transactions related to investments and the negotiation of brokerage commissions, if any, except that the Advisor is responsible for managing the cash equivalent investments maintained by the Fund in the ordinary course of its business and which, on average, are expected to equal approximately five to seven percent of the Fund's total assets.
Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. During the term of the Subadvisory Agreement, the Subadvisor will bear all expenses incurred by it in connection with its services under such agreement.



The Subadvisory Agreement requires the Advisor, not the Fund, to pay the Subadvisor a monthly fee based on the following annual rates. The Advisor will pay the Subadvisor 60% of management fees collected by the Advisor from the Fund on $74 million, 50% of management fees collected by the Advisor from the Fund on net assets from $74 million to $300 million in the Fund, and 40% of management fees collected by the Advisor from the Fund on assets in excess of $300 million in the Fund.



The Advisor has one relationship with the Subadvisor that is not related to the subadvisory arrangement for the Fund. For more than 10 years, the Advisor has obtained third party investment research from the Subadvisor through soft dollar brokerage arrangements with various broker-dealers.



The Subadvisor received the following subadvisory fees from the Advisor for the time periods indicated.



FISCAL YEAR ENDED  SUBADVISORY FEE ($)
-----------------  -------------------
         12/31/96              181,542
         12/31/97              439,090



                                  DISTRIBUTOR



Under a Distribution Agreement with the Fund ("Distribution Agreement"), Strong Funds Distributors, Inc. ("Distributor") acts as underwriter of the Fund's shares. Mr. Strong is the Chairman and Director of the Distributor, Mr. Lemke is a Vice President of the Distributor, and Mr. Shenkenberg is a Vice President and Secretary of the Distributor. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares. Since the Fund is a "no-load" fund, no sales commissions are charged on the purchase of Fund shares. The Distribution Agreement further provides that the Distributor will bear the additional costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is an indirect subsidiary of the Advisor and controlled by the Advisor and Richard S. Strong. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.



From time to time, the Distributor may hold in-house sales incentive programs for its associated persons under which these persons may receive non-cash compensation awards in connection with the sale and distribution of the Fund's shares. These awards may include items such as, but not limited to, gifts, merchandise, gift certificates, and payment of travel expenses, meals, and lodging. As required by the proposed rule amendments of the National Association of Securities Dealers, Inc. ("NASD"), any in-house sales incentive program will be multi-product oriented, I.E., any incentive will be based on an associated person's gross production of all securities within a product type and will not be based on the sales of shares of any specifically designated mutual fund.


PORTFOLIO TRANSACTIONS AND BROKERAGE


Reference in this section to the Advisor also refers to the Subadvisor unless indicated otherwise.



The Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's investment business and the negotiation of the commissions to be paid on such transactions. It is the policy of the Advisor, to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Advisor, or the Fund. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained using a broker. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commissions, if any. In selecting broker-dealers and in negotiating commissions, the Advisor considers a variety of factors, including best price and execution, the full range of brokerage services provided by the broker, as well as its capital strength and stability, and the quality of the research and research services provided by the broker. Brokerage will not be allocated based on the sale of any shares of the Strong Funds.


The Advisor has adopted procedures that provide generally for the Advisor to seek to bunch orders for the purchase or sale of the same security for the Fund, other mutual funds managed by the Advisor, and other advisory clients (collectively, "client accounts"). The Advisor will bunch orders when it deems it to be appropriate and in the best interest of the client accounts. When a bunched order is filled in its entirety, each participating client account will participate at the average share price for the bunched order on the same business day, and transaction costs shall be shared pro rata based on each client's participation in the bunched order. When a bunched order is only partially filled, the securities purchased will be allocated on a pro rata basis to each client account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions, and each participating account will participate at the average share price for the bunched order on the same business day.


Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of the brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).



In carrying out the provisions of the Advisory Agreement, the Advisor may cause the Fund to pay a broker, which provides brokerage and research services to the Advisor, a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction. The Advisor believes it is important to its investment decision-making process to have access to independent research. The Advisory Agreement provides that such higher commissions will not be paid by the Fund unless (1) the Advisor determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Advisor's overall responsibilities with respect to the accounts as to which it exercises investment discretion; (2) such payment is made in compliance with the provisions of Section 28(e), other applicable state and federal laws, and the Advisory Agreement; and (3) in the opinion of the Advisor, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. The investment management fee paid by the Fund under the Advisory Agreement is not reduced as a result of the Advisor's receipt of research services.


Generally, research services provided by brokers may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. Such research services are received primarily in the form of written reports, telephone contacts, and personal meetings with security analysts. In addition, such research services may be provided in the form of access to various computer-generated data, computer hardware and software, and meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to the Advisor by or through brokers. Such brokers may pay for all or a portion of computer hardware and software costs relating to the pricing of securities.

Where the Advisor itself receives both administrative benefits and research and brokerage services from the services provided by brokers, it makes a good faith allocation between the administrative benefits and the research and brokerage services, and will pay for any administrative benefits with cash. In making good faith allocations between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of the Advisor's allocation of the costs of such benefits and services between those that primarily benefit the Advisor and those that primarily benefit the Fund and other advisory clients.


From time to time, the Advisor may purchase new issues of securities for the Fund in a fixed income price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling the securities to the Fund and other advisory clients, provide the Advisor with research. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).



At least annually, the Advisor considers the amount and nature of research and research services provided by brokers, as well as the extent to which such services are relied upon, and attempts to allocate a portion of the brokerage business of the Fund and other advisory clients on the basis of that consideration. In addition, brokers may suggest a level of business they would like to receive in order to continue to provide such services. The actual brokerage business received by a broker may be more or less than the suggested allocations, depending upon the Advisor's evaluation of all applicable considerations.



The Advisor has informal arrangements with various brokers whereby, in consideration for providing research services and subject to Section 28(e), the Advisor allocates brokerage to those firms, provided that the value of any research and brokerage services was reasonable in relationship to the amount of commission paid and was subject to best execution. In no case will the Advisor make binding commitments as to the level of brokerage commissions it will allocate to a broker, nor will it commit to pay cash if any informal targets are not met. The Advisor anticipates it will continue to enter into such brokerage arrangements.


The Advisor may direct the purchase of securities on behalf of the Fund and other advisory clients in secondary market transactions, in public offerings directly from an underwriter, or in privately negotiated transactions with an issuer. When the Advisor believes the circumstances so warrant, securities purchased in public offerings may be resold shortly after acquisition in the immediate aftermarket for the security in order to take advantage of price appreciation from the public offering price or for other reasons. Short-term trading of securities acquired in public offerings, or otherwise, may result in higher portfolio turnover and associated brokerage expenses.


With respect to the Fund's foreign equity investing, the Advisor is responsible for selecting brokers in connection with foreign securities transactions. The fixed commissions paid in connection with most foreign stock transactions are usually higher than negotiated commissions on U.S. stock transactions. Foreign stock exchanges and brokers are subject to less government supervision and regulation as compared with the U.S. exchanges and brokers. In addition, foreign security settlements may in some instances be subject to delays and related administrative uncertainties.



The Advisor places portfolio transactions for other advisory accounts, including other mutual funds managed by the Advisor. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Advisor in servicing all of its accounts; not all of such services may be used by the Advisor in connection with the Fund. In the opinion of the Advisor, it is not possible to measure separately the benefits from research services to each of the accounts managed by the Advisor. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, in the opinion of the Advisor, such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis.



The Advisor seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending the investment.



Where consistent with a client's investment objectives, investment restrictions, and risk tolerance, the Advisor may purchase securities sold in underwritten public offerings for client accounts, commonly referred to as "deal" securities. The Advisor has adopted deal allocation procedures ("Procedures"), summarized below, that reflect the Advisor's overriding policy that deal securities must be allocated among participating client accounts in a fair and equitable manner and that deal securities may not be allocated in a manner that unfairly discriminates in favor of certain clients or types of clients.



The Procedures provide that, in determining which client accounts a portfolio manager team will seek to have purchase deal securities, the team will consider all relevant factors including, but not limited to, the nature, size, and expected allocation to the Advisor of deal securities; the size of the account(s); the accounts' investment objectives and restrictions; the risk tolerance of the client; the client's tolerance for possibly higher portfolio turnover; the amount of commissions generated by the account during the past year; and the number and nature of other deals the client has participated in during the past year.


Where more than one of the Advisor's portfolio manager team seeks to have client accounts participate in a deal and the amount of deal securities allocated to the Advisor by the underwriting syndicate is less than the aggregate amount ordered by the Advisor (a "reduced allocation"), the deal securities will be allocated among the portfolio manager teams based on all relevant factors. The primary factor shall be assets under management, although other factors that may be considered in the allocation decision include, but are not limited to, the nature, size, and expected allocation of the deal; the amount of brokerage commissions or other amounts generated by the respective participating portfolio manager teams; and which portfolio manager team is primarily responsible for the Advisor receiving securities in the deal. Based on relevant factors, the Advisor has established general allocation percentages for its portfolio manager teams, and these percentages are reviewed on a regular basis to determine whether asset growth or other factors make it appropriate to use different general allocation percentages for reduced allocations.

When a portfolio manager team receives a reduced allocation of deal securities, the portfolio manager team will allocate the reduced allocation among client accounts in accordance with the allocation percentages set forth in the team's initial allocation instructions for the deal securities, except where this would result in a DE MINIMIS allocation to any client account. On a regular basis, the Advisor reviews the allocation of deal securities to ensure that they have been allocated in a fair and equitable manner that does not unfairly discriminate in favor of certain clients or types of clients.

Transactions in futures contracts are executed through futures commission merchants ("FCMs"). The Fund's procedures in selecting FCMs to execute the Fund's transactions in futures contracts are similar to those in effect with respect to brokerage transactions in securities.



The Fund paid the following brokerage commissions for the time periods indicated:



FISCAL YEAR ENDED   BROKERAGE COMMISSIONS ($)
------------------  -------------------------
12/31/96                              129,000
12/31/97                              196,104



Unless otherwise noted below, the Fund has not acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents:



REGULAR BROKER OR DEALER (OR PARENT) ISSUER  VALUE OF SECURITIES OWNED AS OF DECEMBER 31, 1997
-------------------------------------------  -------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.                                           $769,000





                                  CUSTODIAN


As custodian of the Fund's assets, Firstar Trust Company, P.O. Box 761, Milwaukee, Wisconsin 53201, has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by officers of the Fund. The custodian is in no way responsible for any of the investment policies or decisions of the Fund.



                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



The Advisor acts as transfer agent and dividend-disbursing agent for the Fund. The Advisor is compensated based on an annual fee per open account of $21.75 for equity funds, $31.50 for income and municipal income funds, and $32.50 for money market funds, plus out-of-pocket expenses, such as postage and printing expenses in connection with shareholder communications. The

Advisor also receives an annual fee per closed account of $4.20 from the Fund. The fees received and the services provided as transfer agent and dividend disbursing agent are in addition to those received and provided by the Advisor under the Advisory Agreements. In addition, the Advisor provides certain printing and mailing services for the Fund, such as printing and mailing of shareholder account statements, checks, and tax forms.




From time to time, the Fund, directly or indirectly through arrangements with the Advisor, and/or the Advisor may pay amounts to third parties that provide transfer agent type services and other administrative services relating to the Fund to persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent type activities, answering inquiries relating to the Fund, transmitting proxy statements, annual reports, updated prospectuses, other communications regarding the Fund, and related services as the Fund or beneficial owners may reasonably request. In such cases, the Fund will not pay fees based on the number of beneficial owners at a rate that is greater than the rate the Fund is currently paying the Advisor for providing these services to Fund shareholders.



The Fund paid the following amounts for the time periods indicated for transfer agency and dividend disbursing and printing and mailing services:



          PER ACCOUNT  OUT-OF-POCKET  PRINTING/MAILING              TOTAL COST AFTER
  FUND    CHARGES ($)   EXPENSES ($)    SERVICES ($)    WAIVER ($)     WAIVER ($)
--------  -----------  -------------  ----------------  ----------  ----------------
12/31/96       78,018         11,609             1,365           0            90,992
12/31/97      153,918         24,707             2,319           0           180,944

TAXES

GENERAL


The Fund intends to qualify annually for treatment as a regulated investment company ("RIC") under the IRC. This qualification does not involve government supervision of the Fund's management practices or policies. The following federal tax discussion is intended to provide you with an overview of the impact of federal income tax provisions on the Fund or its shareholders. These tax provisions are subject to change by legislative or administrative action at the federal, state, or local level, and any changes may be applied retroactively. Any such action that limits or restricts the Fund's current ability to pass-through earnings without taxation at the Fund level, or otherwise materially changes the Fund's tax treatment, could adversely affect the value of a shareholder's investment in the Fund. Because the Fund's taxes are a complex matter, you should consult your tax adviser for more detailed information concerning the taxation of the Fund and the federal, state, and local tax consequences to shareholders of an investment in the Fund.



In order to qualify for treatment as a RIC under the IRC, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gain, and net gains from certain foreign currency transactions, if applicable) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities (or foreign currencies if applicable) or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. From time to time the Advisor may find it necessary to make certain types of investments for the purpose of ensuring that the Fund continues to qualify for treatment as a RIC under the IRC.


If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.


The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TRANSACTIONS


Dividends and interest received by the Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the U.S may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. The Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to
(1) include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) treat the shareholder's share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources, and (3) either deduct the taxes deemed paid by the shareholder in computing the shareholder's taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.



The Fund holding foreign securities in its investment portfolio maintains its accounts and calculates its income in U.S. dollars. In general, gain or loss
(1) from the disposition of foreign currencies and forward currency contracts,
(2) from the disposition of foreign-currency-denominated debt securities that are attributable to fluctuations in exchange rates between the date the securities are acquired and their disposition date, and (3) attributable to fluctuations in exchange rates between the time the Fund accrues interest or other receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects those receivables or pays those liabilities, will be treated as ordinary income or loss. A foreign-currency-denominated debt security acquired by the Fund may bear interest at a high normal rate that takes into account expected decreases in the value of the principal amount of the security due to anticipated currency devaluations; in that case, the Fund would be required to include the interest in income as it accrues but generally would realize a currency loss with respect to the principal only when the principal was received (through disposition or upon maturity).



The Fund may invest in the stock of "passive foreign investment companies" ("PFICs") in accordance with its investment objective, policies and restrictions. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which probably would have to be distributed to its shareholders to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


DERIVATIVE INSTRUMENTS


The use of derivatives strategies, such as purchasing and selling (writing) options and futures and entering into forward currency contracts, if applicable, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies, if any (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward currency contracts, if applicable, derived by the Fund with respect to its business of investing in securities or foreign currencies, if applicable, will qualify as permissible income under the Income Requirement.

For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on options, futures, or forward currency contracts, if any, that are subject to section 1256 of the IRC ("Section 1256 Contracts") and are held by the Fund as of the end of the year, as well as gains and losses on Section 1256 Contracts actually realized during the year. Except for Section 1256 Contracts that are part of a "mixed straddle" and with respect to which the Fund makes a certain election, any gain or loss recognized with respect to Section 1256 Contracts is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Section 1256 Contract.


ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES


The Fund may acquire zero-coupon, step-coupon, or other securities issued with original issue discount. As a holder of those securities, the Fund must include in its income the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, the Fund must include in its income securities it receives as "interest" on pay-in-kind securities. Because the Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions may be made from the proceeds on sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income or net capital gain, or both.



USE OF TAX-LOT ACCOUNTING. When sell decisions are made by the Fund's portfolio manager, the Advisor generally sells the tax lots of the Fund's securities that results in the lowest amount of taxes to be paid by the shareholders on the Fund's capital gain distributions. The Advisor uses tax-lot accounting to identify and sell the tax lots of a security that have the highest cost basis and/or longest holding period to minimize adverse tax consequences to the Fund's shareholders. However, if the Fund has a capital loss carry forward position, the Advisor would reverse its strategy and sell the tax lots of a security that have the lowest cost basis and/or shortest holding period to maximize the use of the Fund's capital loss carry forward position.


                        DETERMINATION OF NET ASSET VALUE


The net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.



Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such values are believed to more accurately reflect the fair market value for such securities. Otherwise, sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Fund. Debt securities having remaining maturities of 60 days or less are valued by the amortized cost method when the Fund's Board of Directors determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of the fluctuating rates on the market value of the instrument.


                    ADDITIONAL SHAREHOLDER INFORMATION


            TELEPHONE AND INTERNET EXCHANGE/REDEMPTION PRIVILEGES



The Fund employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.



REDEMPTION-IN-KIND


The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares (a "redemption-in-kind"). Shareholders receiving securities or other financial assets in a redemption-in-kind may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund's assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing Strong Funds with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call 1-800-368-3863). This will provide the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund's remaining shareholders.



RIGHT OF SET-OFF



To the extent not prohibited by law, the Fund, any other Strong Fund, and the Advisor, each has the right to set-off against a shareholder's account balance with a Strong Fund, and redeem from such account, any debt the shareholder may owe any of these entities. This right applies even if the account is not identically registered.



BROKERS RECEIPT OF PURCHASE AND REDEMPTION ORDERS



The Fund has authorized certain brokers to accept purchase and redemption orders on the Fund's behalf. These brokers are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Purchase and redemption orders received in this manner will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.



RETIREMENT PLANS



TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNT (IRA): Everyone under age 70 1/2 with earned income may contribute to a tax-deferred Traditional IRA. The Strong Funds offer a prototype plan for you to establish your own Traditional IRA. You are allowed to contribute up to the lesser of $2,000 or 100% of your earned income each year to your Traditional IRA (or up to $4,000 between your Traditional IRA and your non-working spouses' Traditional IRA). Under certain circumstances, your contribution will be deductible.



ROTH IRA: Taxpayers, of any age, who have earned income, and whose adjusted gross income ("AGI") does not exceed $110,000 (single) or $160,000 (joint) can contribute to a Roth IRA. Allowed contributions begin to phase-out at $95,000 (single) or $150,000 (joint). You are allowed to contribute up to the lesser of $2,000 or 100% of earned income each year into a Roth IRA. If you also maintain a Traditional IRA, the maximum contribution to your Roth IRA is reduced by any contributions that you make to your Traditional IRA. Distributions from a Roth IRA, if they meet certain requirements, may be federally tax free. If your AGI is $100,000 or less, you can convert your Traditional IRAs into a Roth IRA. Conversions of earnings and deductible contributions are taxable in the year of the distribution. The early distribution penalty does not apply to amounts converted to a Roth IRA even if you are under age 59 1/2.

EDUCATION IRA: Taxpayers may contribute up to $500 per year into an Education IRA for the benefit of a child under age 18. Total contributions to any one child cannot exceed $500 per year. The contributor must have adjusted income under $110,000 (single) or $160,000 (joint) to contribute to an Education IRA. Allowed contributions begin to phase-out at $95,000 (single) or $150,000
(joint).   Withdrawals from the Education IRA to pay qualified higher education expenses are federally tax free. Any withdrawal in excess of higher education expenses for the year are potentially subject to tax and an additional 10% penalty.



DIRECT ROLLOVER IRA: To avoid the mandatory 20% federal withholding tax on distributions, you must transfer the qualified retirement or IRC section 403(b) plan distribution directly into an IRA. The distribution must be eligible for rollover. The amount of your Direct Rollover IRA contribution will not be included in your taxable income for the year.


SIMPLIFIED EMPLOYEE PENSION PLAN (SEP-IRA): A SEP-IRA plan allows an employer to make deductible contributions to separate IRA accounts established for each eligible employee.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SAR SEP-IRA): A SAR SEP-IRA plan is a type of SEP-IRA plan in which an employer may allow employees to defer part of their salaries and contribute to an IRA account. These deferrals
help lower the employees' taxable income.   Please note that you may no longer
open new SAR SEP-IRA plans (since December 31, 1996). However, employers with SAR SEP-IRA plans that were established prior to January 1, 1997 may still open accounts for new employees.

SIMPLIFIED INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE-IRA): A SIMPLE-IRA plan is a retirement savings plan that allows employees to contribute a percentage of their compensation, up to $6,000, on a pre-tax basis, to a SIMPLE-IRA account. The employer is required to make annual contributions to eligible employees' accounts. All contributions grow tax-deferred.

DEFINED CONTRIBUTION PLAN: A defined contribution plan allows self-employed individuals, partners, or a corporation to provide retirement benefits for themselves and their employees. Plan types include: profit-sharing plans, money purchase pension plans, and paired plans (a combination of a profit-sharing plan and a money purchase plan).

401(K) PLAN: A 401(k) plan is a type of profit-sharing plan that allows employees to have part of their salary contributed on a pre-tax basis to a retirement plan which will earn tax-deferred income. A 401(k) plan is funded by employee contributions, employer contributions, or a combination of both.


403(B)(7) PLAN: A 403(b)(7) plan is a tax-sheltered custodial account designed to qualify under section 403(b)(7) of the IRC and is available for use by employees of certain educational, non-profit, hospital, and charitable organizations.



                               ORGANIZATION



The Fund is either a "Corporation" or a "Series" of common stock of a Corporation, as described in the chart below:



                              Incorporation  Date Series  Authorized     Par
         Corporation               Date        Created      Shares    Value ($)
----------------------------  -------------  -----------  ----------  ---------

Strong Equity Funds, Inc.(1)     12/28/90                 Indefinite     .00001
- Strong Growth Fund*                          12/28/90   Indefinite     .00001
- Strong Value Fund*                           11/01/95   Indefinite     .00001
- Strong Small Cap Fund*                       11/01/95   Indefinite     .00001
- Strong Mid Cap Fund*                         10/28/96   Indefinite     .00001


- Strong Index 500 Fund*          04/08/97  Indefinite  .00001
- Strong Growth 20 Fund*          06/04/97  Indefinite  .00001
- Strong Small Cap Value Fund     12/10/97  Indefinite  .00001
- Strong Dow 30 Value Fund*       12/10/97  Indefinite  .00001





*  Described in a different prospectus and SAI.

(1)  Prior to November 1, 1995, the Corporation's name was Strong Growth Fund,
Inc.


The Corporation is a Wisconsin corporation that is authorized to offer separate series of shares representing interests in separate portfolios of securities, each with differing investment objectives. The shares in any one portfolio may, in turn, be offered in separate classes, each with differing preferences, limitations or relative rights. However, the Articles of Incorporation for the Corporation provide that if additional series of shares are issued by the Corporation, such new series of shares may not affect the preferences, limitations or relative rights of the Corporation's outstanding shares. In addition, the Board of Directors of the Corporation is authorized to allocate assets, liabilities, income and expenses to each series and class. Classes within a series may have different expense arrangements than other classes of the same series and, accordingly, the net asset value of shares within a series may differ. Finally, all holders of shares of the Corporation may vote on each matter presented to shareholders for action except with respect to any matter which affects only one or more series or class, in which case only the shares of the affected series or class are entitled to vote. Fractional shares have the same rights proportionately as do full shares. Shares of the Corporation have no preemptive, conversion, or subscription rights. If the Corporation issues additional series, the assets belonging to each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.


                              SHAREHOLDER MEETINGS


The Wisconsin Business Corporation Law permits registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Fund has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.



The Fund's Bylaws allow for a director to be removed by its shareholders with or without cause, only at a meeting called for the purpose of removing the director. Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Fund shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. The Secretary shall inform such shareholders of the reasonable estimated costs of preparing and mailing the notice of the meeting, and upon payment to the Fund of such costs, the Fund shall give not less than ten nor more than sixty days notice of the special meeting.


                           PERFORMANCE INFORMATION


The Strong Funds may advertise a variety of types of performance information as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, the Advisor may agree to waive or reduce its management fee and/or to absorb certain operating expenses for the Fund. Waivers of management fees and absorption of expenses will have the effect of increasing the Fund's performance.



DISTRIBUTION RATE

The distribution rate for the Fund is computed, according to a non-standardized formula, by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.


AVERAGE ANNUAL TOTAL RETURN


The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated by first taking a hypothetical $10,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period.


TOTAL RETURN


Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.


CUMULATIVE TOTAL RETURN


Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.



TOTAL RETURN



               Initial $10,000    Ending $ value    Cumulative   Average Annual
 Time Period      Investment    December 31, 1997  Total Return    Total Return
-------------  ---------------  -----------------  ------------  ---------------
     One Year          $10,000             12,593        25.93%           25.93%
-------------  ---------------  -----------------  ------------  ---------------
Life of Fund*          $10,000             14,710        47.10%           21.29%
-------------  ---------------  -----------------  ------------  ---------------



*  Commenced operations on December 29, 1995.



COMPARISONS



U.S. TREASURY BILLS, NOTES, OR BONDS. Investors may want to compare the performance of the Fund to that of U.S. Treasury bills, notes, or bonds, which are issued by the U.S. Government. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities.



CERTIFICATES OF DEPOSIT. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

MONEY MARKET FUNDS. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.



LIPPER ANALYTICAL SERVICES, INC. ("LIPPER") AND OTHER INDEPENDENT RANKING ORGANIZATIONS. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.



MORNINGSTAR, INC. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.



INDEPENDENT SOURCES. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.



INDICES. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.



HISTORICAL ASSET CLASS RETURNS. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.



STRONG FUNDS.   The Strong Funds offer a comprehensive range of conservative to aggressive investment options. The Strong Funds and their investment objectives are listed below. The Funds are listed in ascending order of risk and return, as determined by the Funds' Advisor.



FUND NAME                    INVESTMENT OBJECTIVE


Strong Step 1 Money Fund  Current income, a stable share price, and daily liquidity.
------------------------  ----------------------------------------------------------


Strong Money Market Fund                                         Current income, a stable share price, and daily liquidity.
----------------------------------  ---------------------------------------------------------------------------------------
Strong Heritage Money Fund                                       Current income, a stable share price, and daily liquidity.
----------------------------------  ---------------------------------------------------------------------------------------
Strong Municipal Money Market               Federally tax-exempt current income, a stable share-price, and daily liquidity.
Fund
----------------------------------  ---------------------------------------------------------------------------------------
Strong Municipal Advantage Fund                   Federally tax-exempt current income with a very low degree of share-price fluctuation.
----------------------------------  ---------------------------------------------------------------------------------------
Strong Advantage Fund                                     Current income with a very low degree of share-price fluctuation.
----------------------------------  ---------------------------------------------------------------------------------------
Strong Short-Term Municipal Bond     Total return by investing for a high level of federally tax-exempt current income with
Fund                                                                               a low degree of share-price fluctuation.
----------------------------------  ---------------------------------------------------------------------------------------
Strong Short-Term Bond Fund         Total return by investing for a high level of current income with a low degree of share price fluctuation.
----------------------------------  ---------------------------------------------------------------------------------------
Strong Short-Term Global Bond         Total return by investing for a high level of income with a low degree of share-price
Fund                                                                                                           fluctuation.
----------------------------------  ---------------------------------------------------------------------------------------
Strong Short-Term High Yield         Total return by investing for a high level of federally tax-exempt current income with
Municipal Fund                                                                a moderate degree of share-price fluctuation.
----------------------------------  ---------------------------------------------------------------------------------------
Strong Short-Term High Yield Bond    Total return by investing for a high level of current income with a moderate degree of
Fund                                                                                               share-price fluctuation.
----------------------------------  ---------------------------------------------------------------------------------------
Strong Government Securities Fund    Total return by investing for a high level of current income with a moderate degree of share-price fluctuation.
----------------------------------  ---------------------------------------------------------------------------------------
        Strong Municipal Bond Fund   Total return by investing for a high level of federally tax-exempt current income with a moderate degree of share-price fluctuation.
----------------------------------  ---------------------------------------------------------------------------------------
Strong Corporate Bond Fund           Total return by investing for a high level of current income with a moderate degree of share-price fluctuation.
----------------------------------  ---------------------------------------------------------------------------------------
Strong High-Yield Municipal Bond         Total return by investing for a high level of federally tax-exempt current income.
Fund
----------------------------------  ---------------------------------------------------------------------------------------
Strong High-Yield Bond Fund                Total return by investing for a high level of current income and capital growth.
----------------------------------  ---------------------------------------------------------------------------------------
Strong Global High-Yield Bond Fund         Total return by investing for a high level of current income and capital growth.
----------------------------------  ---------------------------------------------------------------------------------------
Strong International Bond Fund                     High total return by investing for both income and capital appreciation.
----------------------------------  ---------------------------------------------------------------------------------------
Strong Asset Allocation Fund                          High total return consistent with reasonable risk over the long term.
----------------------------------  ---------------------------------------------------------------------------------------
Strong Equity Income Fund                                     Total return by investing for both income and capital growth.
----------------------------------  ---------------------------------------------------------------------------------------
Strong American Utilities Fund                               Total return by investing for both income and capital growth.
----------------------------------  ---------------------------------------------------------------------------------------
Strong Blue Chip 100 Fund                                     Total return by investing for both income and capital growth.
----------------------------------  ---------------------------------------------------------------------------------------
Strong Limited Resources Fund                                 Total return by investing for both capital growth and income.
----------------------------------  ---------------------------------------------------------------------------------------
Strong Total Return Fund                                      High total return by investing for capital growth and income.
----------------------------------  ---------------------------------------------------------------------------------------
Strong Growth and Income Fund                                 High total return by investing for capital growth and income.
----------------------------------  ---------------------------------------------------------------------------------------

Strong Index 500 Fund            To approximate as closely as practicable (before fees and expenses) the capitalization weighted total rate of return of that portion of the U.S. market for publicly traded common stocks composed of the larger capitalized companies.
-------------------------------  --------------------------------------------------------------------------------------
Strong Schafer Balanced Fund                              Total return by investing for both income and capital growth.
-------------------------------  --------------------------------------------------------------------------------------
Strong Schafer Value Fund            Long-term capital appreciation principally through investment in common stocks and other equity securities.  Current income is a secondary objective.
-------------------------------  --------------------------------------------------------------------------------------
Strong Dow 30 Value Fund                                                                                Capital growth.
-------------------------------  --------------------------------------------------------------------------------------
Strong Value Fund                                                                                       Capital growth.
-------------------------------  --------------------------------------------------------------------------------------
Strong Opportunity Fund                                                                                 Capital growth.
-------------------------------  --------------------------------------------------------------------------------------
Strong Mid Cap Fund                                                                                     Capital growth.
-------------------------------  --------------------------------------------------------------------------------------
Strong Common Stock Fund*                                                                               Capital growth.
-------------------------------  --------------------------------------------------------------------------------------
Strong Small Cap Value Fund                                                                             Capital growth.
-------------------------------  --------------------------------------------------------------------------------------
Strong Growth Fund                                                                                      Capital growth.
-------------------------------  --------------------------------------------------------------------------------------
Strong Discovery Fund                                                                                   Capital growth.
-------------------------------  --------------------------------------------------------------------------------------
Strong Small Cap Fund                                                                                   Capital growth.
-------------------------------  --------------------------------------------------------------------------------------

Strong Growth 20 Fund                                                                                  Capital growth.
-------------------------------  --------------------------------------------------------------------------------------
Strong International Stock Fund                                                                         Capital growth.
-------------------------------  --------------------------------------------------------------------------------------
Strong Asia Pacific Fund                                                                                Capital growth.
-------------------------------  --------------------------------------------------------------------------------------



* The Fund is closed to new investors, except the Fund may continue to offer its shares through certain 401(k) plans and similar company-sponsored retirement plans.


The Advisor also serves as Advisor to several management investment companies, some of which fund variable annuity separate accounts of certain insurance companies.


The Fund may from time to time be compared to other Strong Funds based on a risk/reward spectrum. In general, the amount of risk associated with any investment product is commensurate with that product's potential level of reward. The Strong Funds risk/reward continuum or any Fund's position on the continuum may be described or diagrammed in marketing materials. The Strong Funds risk/reward continuum positions the risk and reward potential of each Strong Fund relative to the other Strong Funds, but is not intended to position any Strong Fund relative to other mutual funds or investment products. Marketing materials may also discuss the relationship between risk and reward as it relates to an individual investor's portfolio.



TYING TIME FRAMES TO YOUR GOALS. There are many issues to consider as you make your investment decisions, including analyzing your risk tolerance, investing experience, and asset allocations. You should start to organize your investments by learning to link your many financial goals to specific time frames. Then you can begin to identify the appropriate types of investments to help meet your goals. As a general rule of thumb, the longer your time horizon, the more price fluctuation you will be able to tolerate in pursuit of higher returns. For that reason, many people with longer-term goals select stocks or long-term bonds, and many people with nearer-term goals match those up with for instance, short-term bonds. The Advisor developed the following suggested holding periods to help our investors set realistic expectations for both the risk and reward potential of our funds. (See table below.) Of course, time is just one element to consider when making your investment decision.




                 STRONG FUNDS SUGGESTED MINIMUM HOLDING PERIODS


        UNDER 1 YEAR                   1 TO 2 YEARS                    4 TO 7 YEARS                5 OR MORE YEARS
---------------------------  -------------------------------  ------------------------------  ------------------------
Money Market Fund                             Advantage Fund  Government Securities Fund      Asset Allocation Fund
Heritage Money Fund                 Municipal Advantage Fund  Municipal Bond Fund             American Utilities Fund
Municipal Money Market Fund                                   Corporate Bond Fund             Index 500 Fund
Step 1 Money Fund                               2 TO 4 YEARS  International Bond Fund         Total Return Fund
                                        Short-Term Bond Fund  High-Yield Municipal Bond Fund  Opportunity Fund
                              Short-Term Municipal Bond Fund  High-Yield Bond Fund            Growth Fund
                                 Short-Term Global Bond Fund  Global High-Yield Bond Fund     Common Stock Fund*
                             Short-Term High Yield Bond Fund                                  Discovery Fund
                             Short-Term High Yield Municipal                                  International Stock Fund
                                                        Fund                                  Asia Pacific Fund
                                                                                              Value Fund
                                                                                              Small Cap Fund
                                                                                              Growth and Income Fund
                                                                                              Equity Income Fund
                                                                                              Mid Cap Fund
                                                                                              Schafer Value Fund
                                                                                              Growth 20 Fund
                                                                                              Blue Chip 100 Fund
                                                                                              Small Cap Value Fund
                                                                                              Dow 30 Value Fund
                                                                                              Schafer Balanced Fund
                                                                                              Limited Resources Fund

                                      39




* This Fund is closed to new investors, except the Fund may continue to offer its shares through certain 401(k) plans and similar company-sponsored retirement plans.


ADDITIONAL FUND INFORMATION


PORTFOLIO CHARACTERISTICS. In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.



MEASURES OF VOLATILITY AND RELATIVE PERFORMANCE. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.


Standard deviation is calculated using the following formula:

     Standard deviation = the square root of  S(xi - xm)2
                                                  n-1

Where:     S = "the sum of",

     xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.


Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost.


Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

                              GENERAL INFORMATION

BUSINESS PHILOSOPHY

The Advisor is an independent, Midwestern-based investment advisor, owned by professionals active in its management. Recognizing that investors are the focus of its business, the Advisor strives for excellence both in investment management and in the service provided to investors. This commitment affects many aspects of the business, including professional staffing, product development, investment management, and service delivery.

The increasing complexity of the capital markets requires specialized skills and processes for each asset class and style. Therefore, the Advisor believes that active management should produce greater returns than a passively managed index. The Advisor has brought together a group of top-flight investment professionals with diverse product expertise, and each concentrates on their investment specialty. The Advisor believes that people are the firm's most important asset. For this reason, continuity of professionals is critical to the firm's long-term success.

INVESTMENT ENVIRONMENT

Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING
These common sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863.


1. HAVE A PLAN - even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.



2. START INVESTING AS SOON AS POSSIBLE. Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.



3. DIVERSIFY YOUR PORTFOLIO. By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.



4. INVEST REGULARLY. Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.



5. MAINTAIN A LONG-TERM PERSPECTIVE. For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and principal loss.



6. CONSIDER STOCKS TO HELP ACHIEVE MAJOR LONG-TERM GOALS. Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.



7. KEEP A COMFORTABLE AMOUNT OF CASH IN YOUR PORTFOLIO. To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.



8. KNOW WHAT YOU'RE BUYING. Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions... request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.


STRONG RETIREMENT PLAN SERVICES

Strong Retirement Plan Services offers a full menu of high quality, affordable retirement plan options, including traditional money purchase pension and profit sharing plans, 401(k) plans, simplified employee pension plans, salary reduction plans, Keoghs, and 403(b) plans. Retirement plan specialists are available to help companies determine which type of retirement plan may be appropriate for their particular situation.


MARKETS. The retirement plan services provided by the Advisor focus on four distinct markets, based on the belief that a retirement plan should fit the customer's needs, not the other way around.


1. SMALL COMPANY PLANS. Small company plans are designed for companies with 1-50 plan participants. The objective is to incorporate the features and benefits typically reserved for large companies, such as sophisticated recordkeeping systems, outstanding service, and investment expertise, into a small company plan without administrative hassles or undue expense. Small company plan sponsors receive a comprehensive plan administration manual as well as toll-free telephone support.


2. LARGE COMPANY PLANS. Large company plans are designed for companies with between 51 and 1,000 plan participants. Each large company plan is assigned a team of professionals consisting of an account manager, who is typically an attorney, CPA, or holds a graduate degree in business, a conversion specialist (if applicable), an accounting manager, a legal/technical manager, and an education/communications educator.


3.     WOMEN-OWNED BUSINESSES.


4.     NON-PROFIT AND EDUCATIONAL ORGANIZATIONS (THE 403(B) MARKET).



TURNKEY APPROACH. The retirement plans offered by the Advisor are designed to be streamlined and simple to administer. To this end, the Advisor has invested heavily in the equipment, systems, and people necessary to adopt or convert a plan, and to keep it running smoothly. The Advisor provides all aspects of the plan, including plan design, administration, recordkeeping, and investment management. To streamline plan design, the Advisor provides customizable IRS-approved prototype documents. The Advisor's services also include annual government reporting and testing as well as daily valuation of each participant's account. This structure is intended to eliminate the confusion and complication often associated with dealing with multiple vendors. It is also designed to save plan sponsors time and expense.


The Advisor strives to provide one-stop retirement savings programs that combine the advantages of proven investment management, flexible plan design, and a wide range of investment options. The open architecture design of the plans allow for the use of the family of mutual funds managed by the Advisor as well as a stable asset value option. Large company plans may supplement these options with their company stock (if publicly traded) or funds from other well-known mutual fund families.


EDUCATION. Participant education and communication is key to the success of any retirement program, and therefore is one of the most important services that the Advisor provides. The Advisor's goal is twofold: to make sure that plan participants fully understand their options and to educate them about the lifelong investment process. To this end, the Advisor provides attractive, readable print materials that are supplemented with audio and video tapes, and retirement education programs.



SERVICE. The Advisor's goal is to provide a world class level of service. One aspect of that service is an experienced, knowledgeable team that provides ongoing support for plan sponsors, both at adoption or conversion and throughout the life of a plan. The Advisor is committed to delivering accurate and timely information, evidenced by straightforward, complete, and understandable reports, participant account statements, and plan summaries.


The Advisor has designed both "high-tech" and "high-touch" systems, providing an automated telephone system as well as personal contact. Participants can access daily account information, conduct transactions, or have questions answered in the way that is most comfortable for them.

STRONG FINANCIAL ADVISORS GROUP

The Strong Financial Advisors Group is dedicated to helping financial advisors better serve their clients. Financial advisors receive regular updates on the mutual funds managed by the Advisor, access to portfolio managers through special conference calls, consolidated mailings of duplicate confirmation statements, access to the Advisor's network of regional representatives, and other specialized services. For more information on the Strong Financial Advisors Group, call 1-800-368-1683.

                              PORTFOLIO MANAGEMENT


The Fund's portfolio manager(s) works with a team of analysts, traders, and administrative personnel. From time to time, marketing materials may discuss various members of the team, including their education, investment experience, and other credentials.



VALUE FUND

The Subadvisor uses a research intensive, "bottom up" securities selection discipline to identify companies whose share price does not fully reflect the value of the company's assets, earnings power, or cash generating ability. While the approach focuses on medium-to-large capitalization companies, investments may be made in companies with small market capitalizations as well.


The Subadvisor investment approach is to search for a catalyst event - whether company specific or affecting an industry or sector - that will bring out the value in companies currently not recognized by the market. These events include:


- corporate restructuring or reorganization - including acquisition or divestiture of assets
-     significant management change
-     cyclical turnaround of a depressed business or industry
-     secular trend (e.g. demographic, regulatory, environmental change, etc.)

The Subadvisor's fundamental research process focuses on identifying value, as measured by qualitative factors, such as management and business position, and quantitative valuation measures. Key quantitative indicators include cash flow and earnings multiples at the low end of historical levels or a discount to asset value, growth rate or industry peer group levels.

The Subadvisor considers selling a stock when it reaches price objectives or if there is a change in fundamentals or management that will negatively affect the company. A drop of 15% in price from cost under normal market conditions will prompt an immediate sale review, resulting in the sale of the security or purchase of additional shares.

                         INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P., 411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, are the independent accountants for the Fund, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

                                 LEGAL COUNSEL


Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202, acts as legal counsel for the Fund.



                              FINANCIAL STATEMENTS


The Annual Report for the Fund that is attached to this SAI contains the following audited financial information:



1.     Schedule of Investments in Securities.


2.     Statement of Operations.


3.     Statement of Assets and Liabilities.


4.     Statement of Changes in Net Assets.


5.     Notes to Financial Statements.


6.     Financial Highlights.


7.     Report of Independent Accountants.

                                    APPENDIX

                                  BOND RATINGS


                     STANDARD & POOR'S ISSUE CREDIT RATINGS



A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement of the obligation and takes into account the currency in which the obligation is denominated.



Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers to be reliable. Standard & Poor's does not perform an audit in connection with any credit ratings and may, on occasion, rely on unaudited financial information.



Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.



Issue credit ratings are based, in varying degrees, on the following considerations:



1. Likelihood of payment capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.


2.     Nature of and provisions of the obligation.

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy.



AAA Obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet is financial commitment on the obligation is extremely strong.



AA Obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.



A Obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.



BBB Obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.



Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB Obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues . However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet the financial commitment on the obligation.



B Obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.



CCC Obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.



CC Obligation rated 'CC' is currently highly vulnerable to nonpayment.



C Obligation rated 'C' may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.



D Obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


                         MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.



A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.


Baa - Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


FITCH IBCA, INC. ("FITCH") LONG-TERM NATIONAL CREDIT RATINGS



AAA



Obligations which have the highest rating assigned by Fitch on its national rating scale for that country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Capacity for timely repayment of principal and interest is extremely strong, relative to other obligors in the same country.



AA



Obligations for which capacity for timely repayment of principal and interest is very strong relative to other obligors in the same country. The risk attached to these obligations differs only slightly from the country's highest rated debt.



A



Obligations for which capacity for timely repayment of principal and interest is strong relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.



BBB



Obligations for which capacity for timely repayment of principal and interest is adequate relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.



BB



Obligations for which capacity for timely repayment of principal and interest is uncertain relative to other obligors in the same country. Within the context of the country, these obligations are speculative to some degree and capacity for timely repayment remains susceptible over time to adverse changes in business, financial or economic conditions.



B



Obligations for which capacity for timely repayment of principal and interest is uncertain relative to other obligors in the same country. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions and these obligations are more speculative than those in higher rated categories.



CCC



Obligations for which there is a current perceived possibility of default relative to other obligors in the same country. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions and these obligations are far more speculative than those in higher rated categories.



CC



Obligations which are highly speculative relative to other obligors in the same country or which have a high risk of default.



C

Obligations which are currently in default.



         DUFF & PHELPS, INC. LONG-TERM DEBT AND PREFERRED STOCK RATINGS



Rating      Definition


AAA     Highest credit quality.  The risk factors are negligible, being only slightly more
     than for risk-free U.S. Treasury debt.

AA+     High credit quality.  Protection factors are strong.  Risk is modest, but may
AA     vary slightly from time to time because of economic conditions.
AA-

A+     Protection factors are average but adequate.  However, risk factors are more
A     variable and greater in periods of economic stress.
A-


BBB+     Below average protection factors but still considered sufficient for prudent

BBB     investment.  Considerable variability in risk during economic cycles.
BBB-

BB+     Below investment grade but deemed likely to meet obligations when due.
BB     Present or prospective financial protection factors fluctuate according to
BB-     industry conditions or company fortunes.  Overall quality may move up
or
     down frequently within this category.

B+     Below investment grade and possessing risk that obligations will not be met
B     when due.  Financial protection factors will fluctuate widely according to
B-     economic cycles, industry conditions and/or company fortunes.  Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC     Well below investment grade securities.  Considerable uncertainty exists as to
     timely payment of principal, interest or preferred dividends.
     Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD     Defaulted debt obligations.  Issuer failed to meet scheduled principal and/or
     interest payments.

DP     Preferred stock with dividend arrearages.


              THOMSON BANKWATCH LONG-TERM DEBT RATINGS


Long-Term Debt Ratings assigned by Thomson BankWatch also weigh heavily government ownership and support. The quality of both the company's management and franchise are of even greater importance in the Long-Term Debt Rating decisions. Long-Term Debt Ratings look out over a cycle and are not adjusted frequently for what it believes are short-term performance aberrations.


Long-Term Debt Ratings can be restricted to local currency debt - ratings will be identified by the designation LC. In addition, Long-Term Debt Ratings may include a plus (+) or minus (-) to indicate where within the category the issue is placed. BankWatch Long-Term Debt Ratings are based on the following scale:

INVESTMENT GRADE

AAA (LC-AAA) - Indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA (LC-AA) - Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A (LC-A) - Indicates the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB (LC-BBB) - The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. BBB issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE - may be speculative in the likelihood of timely repayment of principal and interest

BB (LC-BB) - While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B (LC-B) - Issues rated B show higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

CCC (LC-CCC) - Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC (LC-CC) - CC is applied to issues that are subordinate to other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization.

D (LC-D) - Default.

                               SHORT-TERM RATINGS


               STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS



'A-1"



A short-term obligation rated 'A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.



'A-2'



A short-term obligation rated 'A-2' is somewhat more susceptible to the averse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligations is satisfactory.



'A-3'



A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.





'B'

A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligations; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.



'C'



A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.



'D'



A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing or a bankruptcy petition of the taking of a similar action if payments on an obligation are jeopardized.



                        MOODY'S SHORT-TERM DEBT RATINGS


Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.


FITCH IBCA, INC. ("FITCH") SHORT-TERM NATIONAL CREDIT RATINGS



A1



Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.




A2

Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as 'A1' and capacity for timely repayment may be susceptible to adverse change in business, economic, or financial conditions.



A3



Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.



B



Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.



C



Obligations for which there is a high risk of default to other obligors in the same country or which are in default.


                  DUFF & PHELPS, INC. SHORT-TERM DEBT RATINGS



RATING:          DEFINITION


          HIGH GRADE


D-1+     Highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.


D-1     Very high certainty of timely payment.  Liquidity factors are excellent and supported by good fundamental protection factors.  Risk factors are minor.

D-1-     High certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.

GOOD GRADE

D-2     Good certainty of timely payment.  Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

SATISFACTORY GRADE

D-3     Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

NON-INVESTMENT GRADE

D-4     Speculative investment characteristics.  Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

DEFAULT

D-5          Issuer failed to meet scheduled principal and/or interest
payments.


                   THOMSON BANKWATCH (TBW) SHORT-TERM RATINGS


TBW assigns Short-Term Debt Ratings to specific debt instruments with original maturities of one year or less.



TBW-1 (LC-1) The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.



TBW-2 (LC-2) The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".



TBW-3 (LC-3) The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.



TBW-4 (LC-4) The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                           STRONG EQUITY FUNDS, INC.

                                     PART C
                               OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)     Financial Statements

          (1) Strong Growth, Growth 20, Mid Cap, Small Cap, and Value Funds (all included or incorporated by reference in Parts A & B) (Audited)

               Schedules of Investments in Securities
               Statements of Operations
               Statements of Assets and Liabilities
               Statements of Changes in Net Assets
               Notes to Financial Statements
               Financial Highlights
               Report of Independent Accountants

Incorporated by reference to the Annual Report to Shareholders of the Strong Growth Funds dated December 31, 1997, pursuant to Rule 411 under the Securities Act of 1933. (File Nos. 33-70764 and 811-8100)

(2) For the four-month period ended August 31, 1997 - Strong Index 500 Fund (included in Part B) (Unaudited)

               Schedule of Investments in Securities
               Statement of Operations
               Statement of Assets and Liabilities
               Statement of Changes in Net Assets
               Notes to Financial Statements
               Financial Highlights

     Incorporated by reference to the Semi-Annual Report to Shareholders of The Strong Index 500 Fund dated August 31, 1997, pursuant to Rule 411 under the Securities Act of 1933. (File Nos. 33-70764 and 811-8100)

          (3)     Strong Small Cap Value, Dow 30 Value, and Strategic Growth
Funds

               Inapplicable

     (b)     Exhibits

          (1)     Articles of Incorporation dated July 31, 1996(4)
          (1.1)   Amendment to Articles of Incorporation dated October 22,
                  1996(5)
          (1.2)   Amendment to Articles of Incorporation dated April 4,
                  1997(7)
          (1.3)   Amendment to Articles of Incorporation dated June 24,
                  1997(8)
          (1.4)   Amendment to Articles of Incorporation dated December 9,
                  1997(9)
          (1.5)   Amendment to Articles of Incorporation dated ____________*
          (2)     Bylaws dated October 20, 1995(1)
          (3)     Inapplicable
          (4)     Specimen Stock Certificate(1)

          (5)     Investment Advisory Agreement(1) [Excluding Index 500 Fund.]
          (5.1)   Subadvisory Agreement (Value Fund)(1)
          (5.2)   Subadvisory Agreement (Dow 30 Value Fund)(9)
          (6)     Distribution Agreement(1)
          (7)     Inapplicable
          (8.1)   Custody Agreement with Firstar (Growth, Value, Small Cap,
                  Mid Cap, Growth 20, and Strategic Growth Funds) (3)
          (8.2)   Global Custody Agreement with Brown Brothers Harriman & Co.
                  (Growth, Small Cap, Mid Cap, Growth 20, and Strategic
                  Growth Funds)(3)
          (8.3)   Custody Agreement with Investors Bank and Trust (Index 500
                  Fund)(7)
          (9)     Shareholder Servicing Agent Agreement (relating to transfer and dividend-disbursing agent activities)[Excluding Index
                  500 Fund](1)
          (9.1)   Shareholder Servicing Agent Agreement (relating to personal services provided to shareholders)[Index 500 Fund](7)
          (10)    Opinion of Counsel (Strategic Growth Fund)*
          (11)    Consent of Independent Accountants
          (12)    Inapplicable
          (13)    Stock Subscription Agreement (Strategic Growth Fund)*
          (14)    Inapplicable
          (15)    Inapplicable
          (16)    Inapplicable
          (17)    Financial Data Schedule
          (18)    Inapplicable
          (19)    Power of Attorney for the Registrant dated December 27,
                  1996(5)
          (19.1)  Power of Attorney for the Master Investment Portfolio
                  dated February 13, 1997(7)
          (20)    Letter of Representation
          (21.1)  Code of Ethics for Access Persons dated October 18,
                  1996(5)
          (21.2)  Code of Ethics for Non-Access Persons dated October 18,
                  1996(5)
__________________________

(1) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed on or about December 15, 1995.

(2) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on or about April 25, 1996.

(3) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed on or about July 30, 1996.

(4) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on or about October 17, 1996.

(5) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed on or about December 30, 1996.

(6) Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed on or about February 14, 1997.

(7) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed on or about April 25, 1997.

(8) Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on or about June 27, 1997.

(9) Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on or about December 24, 1997.

*     To be filed by Amendment.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Registrant neither controls any person nor is under common control with any other person.

Item 26.  NUMBER OF HOLDERS OF SECURITIES

                                        Number of Record Holders
               TITLE OF CLASS               AS OF MARCH 31, 1998

          Common Stock, $.00001 par value

     Strong Growth Fund     116,899
     Strong Small Cap Fund     13,177
     Strong Value Fund     6,756
     Strong Mid Cap Fund     1,961
     Strong Index 500 Fund     4,191
     Strong Growth 20 Fund     5,718
     Strong Small Cap Value Fund     1,131
     Strong Dow 30 Value Fund     2,642
     Strong Strategic Growth Fund     0

Item 27.  INDEMNIFICATION

     Officers and directors are insured under a joint errors and omissions insurance policy underwritten by American International Group and Great American Insurance Company in the aggregate amount of $100,000,000, subject to certain deductions. Pursuant to the authority of the Wisconsin Business Corporation Law ("WBCL"), Article VII of Registrant's Bylaws provides as follows:

ARTICLE VII.  INDEMNIFICATION OF OFFICERS AND DIRECTORS

          SECTION 7.01. MANDATORY INDEMNIFICATION. The Corporation shall indemnify, to the full extent permitted by the WBCL, as in effect from time to time, the persons described in Sections 180.0850 through 180.0859 (or any successor provisions) of the WBCL or other provisions of the law of the State of Wisconsin relating to indemnification of directors and officers, as in effect from time to time. The indemnification afforded such persons by this section shall not be exclusive of other rights to which they may be entitled as a matter of law.

          SECTION 7.02. PERMISSIVE SUPPLEMENTARY BENEFITS. The Corporation may, but shall not be required to, supplement the right of indemnification under Section 7.01 by (a) the purchase of insurance on behalf of any one or more of such persons, whether or not the Corporation would be obligated to indemnify such person under Section 7.01; (b) individual or group indemnification agreements with any one or more of such persons; and (c) advances for related expenses of such a person.

          SECTION 7.03. AMENDMENT. This Article VII may be amended or repealed only by a vote of the shareholders and not by a vote of the Board of Directors.

          SECTION 7.04. INVESTMENT COMPANY ACT. In no event shall the Corporation indemnify any person hereunder in contravention of any provision of the Investment Company Act.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     GROWTH, GROWTH 20, SMALL CAP, SMALL CAP VALUE, AND MID CAP FUNDS

     The information contained under "About the Funds - Management" in the Prospectus and under "Directors and Officers," "Investment Advisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     VALUE FUND

     The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers," "Investment Advisor," "Subadvisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     INDEX 500 FUND

     The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers of the Fund" and "Investment Advisor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     DOW 30 VALUE FUND

     The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers of the Fund" and "Investment Advisor, Subadvisor, and Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     STRATEGIC GROWTH FUND

     The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers," "Investment Advisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

Item 29.  PRINCIPAL UNDERWRITERS

     (a) Strong Funds Distributors, Inc., principal underwriter for Registrant, also serves as principal underwriter for Strong Advantage Fund, Inc.; Strong Asia Pacific Fund, Inc.; Strong Asset Allocation Fund, Inc.; Strong Common Stock Fund, Inc.; Strong Conservative Equity Funds, Inc.; Strong Corporate Bond Fund, Inc.; Strong Discovery Fund, Inc.; Strong Government Securities Fund, Inc.; Strong Heritage Reserve Series, Inc.; Strong High-Yield Municipal Bond Fund, Inc.; Strong Income Funds, Inc.; Strong Institutional Funds, Inc.; Strong International Income Funds, Inc.; Strong International Stock Fund, Inc.; Strong Money Market Fund, Inc.; Strong Municipal Bond Fund, Inc.; Strong Municipal Funds, Inc.; Strong Opportunity Fund, Inc.; Strong Opportunity Fund II, Inc.; Strong Schafer Funds, Inc.; Strong Schafer Value Fund, Inc.; Strong Short-Term Bond Fund, Inc.; Strong Short-Term Global Bond Fund, Inc.; Strong Short-Term Municipal Bond Fund, Inc.; Strong Total Return Fund, Inc.; and Strong Variable Insurance Funds, Inc.

     (b)          GROWTH, GROWTH 20, SMALL CAP, SMALL CAP VALUE, AND MID CAP
FUNDS

          The information contained under "About the Funds - Management" in the Prospectus and under "Directors and Officers," "Investment Advisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

          VALUE FUND

     The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers," "Investment Advisor," "Subadvisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

          INDEX 500 FUND

          The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers of the Fund" and "Investment Advisor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

          DOW 30 VALUE FUND

          The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers of the Fund" and "Investment Advisor, Subadvisor, and Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

          STRATEGIC GROWTH FUND

          The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers," "Investment Advisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     (c)  Inapplicable

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Vice President, Thomas P. Lemke, at Registrant's corporate offices, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051.

Item 31.  MANAGEMENT SERVICES

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32.  UNDERTAKINGS

The Registrant undertakes to furnish to each person to whom a prospectus is delivered, upon request and without charge, a copy of Strong Growth, Strong Growth 20, Strong Value, Strong Mid Cap, and Strong Small Cap Funds' latest annual report to shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 19 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 19 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin on the 28th day of April, 1998.

     STRONG EQUITY FUNDS, INC.
     (Registrant)


     By:  /S/ THOMAS P. LEMKE
          Thomas P. Lemke, Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

         NAME                          TITLE                      DATE
---------------------  ------------------------------------  --------------


                       Vice President (Principal Executive
/s/ Thomas P. Lemke    Officer)                              April 28, 1998
---------------------
Thomas P. Lemke


/s/ Richard S. Strong  Chairman of the Board and a Director  April 28, 1998
---------------------
Richard S. Strong


                       Treasurer (Principal Financial and
/s/ John A. Flanagan   Accounting Officer)                   April 28, 1998
---------------------
John A. Flanagan


                       Director                              April 28, 1998
---------------------
Marvin E. Nevins*


                       Director                              April 28, 1998
---------------------
Willie D. Davis*


                       Director                              April 28, 1998
---------------------
William F. Vogt*


                       Director                              April 28, 1998
---------------------
Stanley Kritzik*

* John S. Weitzer signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A.


          By:  /S/ JOHN S. WEITZER
          John S. Weitzer

                                 EXHIBIT INDEX

                                                       EDGAR
EXHIBIT NO.                EXHIBIT                  EXHIBIT NO.

(11)         Consent of Independent Accountants  EX-99.B11

(17)         Financial Data Schedule             EX-27.1 Growth
                                                 EX-27.2 Growth 20
                                                 EX-27.3 Mid Cap
                                                 EX-27.4 Small Cap
                                                 EX-27.5 Value

(20)         Letter of Representation            EX-99.B20